UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2019

Item 1.

Reports to Stockholders

Fidelity® GNMA Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of January 31, 2019

% of fund's investments
0.01 - 0.99%	0.0
1 - 1.99%	0.0
2 - 2.99%	5.1
3 - 3.99%	48.1
4 - 4.99%	26.9
5 - 5.99%	6.1
6 - 6.99%	1.0
7 - 7.99%	0.6
8% and above	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of January 31, 2019*,**,***
Mortgage Securities	84.2%
CMOs and Other Mortgage Related Securities	26.6%
Short-Term Investments and Net Other Assets (Liabilities)†	(10.8)%

 * GNMA Securities - 102.9%

 ** Futures and Swaps - 9.8%

 *** Written options - (18.8)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes 0.75% 7/15/19 (a)
(Cost $303)	303	301

U.S. Government Agency - Mortgage Securities - 96.7%
Fannie Mae - 1.9%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (b)(c)	33	35
12 month U.S. LIBOR + 1.495% 3.747% 1/1/35 (b)(c)	112	116
12 month U.S. LIBOR + 1.523% 3.44% 3/1/36 (b)(c)	49	51
12 month U.S. LIBOR + 1.617% 4.114% 3/1/33 (b)(c)	77	80
12 month U.S. LIBOR + 1.645% 4.355% 6/1/47 (b)(c)	96	100
12 month U.S. LIBOR + 1.690% 4.36% 8/1/35 (b)(c)	292	305
12 month U.S. LIBOR + 1.718% 4.408% 5/1/35 (b)(c)	207	216
12 month U.S. LIBOR + 1.728% 4.186% 11/1/36 (b)(c)	144	151
12 month U.S. LIBOR + 2.176% 4.316% 8/1/35 (b)(c)	155	162
6 month U.S. LIBOR + 1.510% 4.15% 2/1/33 (b)(c)(d)	21	22
6 month U.S. LIBOR + 1.535% 4.035% 3/1/35 (b)(c)	29	29
6 month U.S. LIBOR + 1.535% 4.045% 12/1/34 (b)(c)	38	39
6 month U.S. LIBOR + 1.550% 4.065% 9/1/33 (b)(c)	367	376
6 month U.S. LIBOR + 1.556% 4.057% 10/1/33 (b)(c)	16	16
6 month U.S. LIBOR + 1.565% 4.105% 7/1/35 (b)(c)	16	17
U.S. TREASURY 1 YEAR INDEX + 2.146% 4.315% 7/1/36 (b)(c)	81	84
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (b)(c)	42	45
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.611% 7/1/34 (b)(c)	486	514
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.41% 9/1/34 (b)(c)	262	277
3.5% 9/1/47	376	378
3.525% 7/1/42	100	102
4.5% 4/1/47	68,630	71,965
4.5% 2/1/49 (e)	300	312
8.5% 12/1/27	35	39
9.5% 9/1/30	11	12
		75,443
Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(c)	30	31
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (b)(c)	62	64
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (b)(c)	57	59
12 month U.S. LIBOR + 1.860% 4.61% 8/1/34 (b)(c)	114	120
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (b)(c)(d)	62	64
12 month U.S. LIBOR + 1.961% 4.598% 6/1/33 (b)(c)	440	461
12 month U.S. LIBOR + 2.076% 4.395% 3/1/33 (b)(c)	3	3
6 month U.S. LIBOR + 1.608% 4.148% 12/1/35 (b)(c)	56	57
6 month U.S. LIBOR + 1.844% 4.352% 10/1/36 (b)(c)	252	261
6 month U.S. LIBOR + 1.913% 4.426% 10/1/35 (b)(c)	171	178
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.939% 6/1/33 (b)(c)	263	274
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.701% 12/1/35 (b)(c)	1,384	1,444
U.S. TREASURY 1 YEAR INDEX + 2.278% 4.219% 6/1/33 (b)(c)	483	505
U.S. TREASURY 1 YEAR INDEX + 2.407% 4.61% 3/1/35 (b)(c)	998	1,055
		4,576
Ginnie Mae - 94.7%
3% 5/15/27 to 6/20/48	566,291	564,255
3.7% 10/15/42	9,681	9,924
4% 5/15/44	2,593	2,683
4.5% 7/15/33 to 3/20/47	146,542	154,398
4.75% 7/15/40	1,008	1,064
4.875% 9/15/39 to 12/15/39	6,630	7,002
5.09% 4/15/36 to 11/15/36	6,284	6,694
5.15% 2/15/36 to 4/15/36	689	738
5.2% 7/15/36	63	68
5.25% 4/15/36 to 4/15/37	642	690
5.39% 5/15/36	337	365
5.4% 8/15/36	89	97
5.45% 2/15/37	735	798
5.5% 7/20/24 to 2/20/42	8,935	9,636
5.6% 11/15/36	333	361
5.65% 4/15/37	206	225
5.85% 1/15/37	113	124
6.45% 1/15/32 to 8/15/32	222	249
6.5% 7/15/23 to 1/15/39	7,829	8,811
7% 4/15/22 to 9/20/34	15,465	17,412
7.25% 9/15/27	37	42
7.5% 9/15/21 to 9/20/32	6,081	6,811
8% 1/15/20 to 9/15/31	1,618	1,825
8.5% 9/15/21 to 2/15/31	157	185
9% 9/15/19 to 5/15/30	72	77
2.5% 2/20/41 to 3/20/43	42,304	40,918
3% 2/1/49 (e)	342,600	340,022
3% 2/1/49 (e)	15,800	15,681
3% 2/1/49 (e)	31,000	30,767
3.25% 2/20/41 to 7/20/46	2,680	2,714
3.5% 9/15/26 to 1/20/48 (a)(f)	1,174,180	1,192,707
3.5% 3/1/49 (e)	44,100	44,621
3.74% 7/20/42 to 8/20/42	1,134	1,162
3.75% 10/20/41 to 7/20/47	28,083	28,662
4% 2/20/33 to 7/20/48	548,356	567,253
4.25% 1/20/46	669	694
4.5% 2/1/49 (e)	166,300	172,653
4.5% 2/1/49 (e)	83,200	86,378
4.5% 2/1/49 (e)	80,550	83,627
4.5% 2/1/49 (e)	64,050	66,497
4.5% 3/1/49 (e)	39,200	40,651
4.5% 3/1/49 (e)	74,600	77,362
4.5% 3/1/49 (e)	70,000	72,592
4.5% 3/1/49 (e)	33,800	35,052
5% 6/20/29 to 4/15/41	97,930	103,859
5.35% 4/20/29 to 12/20/30	9,496	10,019
5.75% 9/20/39 to 9/20/40	13,128	14,122
6% 12/15/23 to 3/15/39	13,189	14,672
7.395% 6/20/25 to 2/20/27	387	423
		3,837,642
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,936,893)		3,917,661

Collateralized Mortgage Obligations - 22.9%
U.S. Government Agency - 22.9%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	1,219	1,288
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (b)(d)	$230	$47
Series 339 Class 5, 5.5% 7/25/33 (d)	296	63
Series 343 Class 16, 5.5% 5/25/34 (d)	253	46
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	600	692
Series 40 Class K, 6.5% 8/17/24	127	135
sequential payer Series 2204 Class N, 7.5% 12/20/29	1,131	1,290
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2018-4 Class MA, 3.5% 3/25/58	87,452	87,329
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 4.157% 7/20/41 (b)(d)(g)	16,571	3,075
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	5,030	5,421
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 1 month U.S. LIBOR + 0.350% 2.853% 5/20/31 (b)(c)	104	104
Series 2002-41 Class HF, 1 month U.S. LIBOR + 0.400% 2.9101% 6/16/32 (b)(c)	123	124
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.1799% 6/16/37 (b)(d)(g)	1,462	256
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 3.2601% 6/16/38 (b)(c)	315	320
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 3.083% 7/20/38 (b)(c)	953	960
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 3.1601% 10/16/40 (b)(c)	2,070	2,092
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.0556% 3/20/60 (b)(c)(h)	20,064	20,120
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8356% 7/20/60 (b)(c)(h)	11,883	11,852
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.6469% 9/20/60 (b)(c)(h)	14,641	14,593
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.6469% 8/20/60 (b)(c)(h)	15,992	15,939
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.7269% 12/20/60 (b)(c)(h)	4,950	4,943
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.8469% 12/20/60 (b)(c)(h)	8,117	8,130
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.8469% 2/20/61 (b)(c)(h)	3,627	3,632
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.8369% 2/20/61 (b)(c)(h)	19,623	19,644
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.8469% 4/20/61 (b)(c)(h)	6,404	6,414
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.8469% 5/20/61 (b)(c)(h)	7,911	7,926
Class FC, 1 month U.S. LIBOR + 0.500% 2.8469% 5/20/61 (b)(c)(h)	7,341	7,353
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.8769% 6/20/61 (b)(c)(h)	9,609	9,630
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.9469% 10/20/61 (b)(c)(h)	10,682	10,724
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 2.8601% 4/16/42 (b)(c)	676	675
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 2.8101% 6/16/42 (b)(c)	753	751
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.0469% 11/20/61 (b)(c)(h)	9,572	9,634
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.0469% 1/20/62 (b)(c)(h)	6,384	6,424
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.9769% 1/20/62 (b)(c)(h)	9,337	9,382
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.9769% 3/20/62 (b)(c)(h)	5,563	5,582
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9969% 5/20/61 (b)(c)(h)	398	399
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.8769% 7/20/60 (b)(c)(h)	9,226	9,229
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.6269% 5/20/63 (b)(c)(h)	2,543	2,540
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.5469% 4/20/63 (b)(c)(h)	3,267	3,262
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 2.853% 1/20/46 (b)(c)	2,977	2,964
planned amortization class:
Series 2002-50 Class PE, 6% 7/20/32	2,141	2,379
Series 2003-74 Class PZ, 5.5% 8/20/33	4,078	4,579
Series 2004-19 Class DP, 5.5% 3/20/34	37	38
Series 2005-24 Class TC, 5.5% 3/20/35	4,646	4,952
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,311
Series 2006-50 Class JC, 5% 6/20/36	2,372	2,475
Series 2010-117 Class E, 3% 10/20/39	9,552	9,525
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 4.994% 12/20/40 (b)(g)	5,627	5,974
Series 2010-160 Class MX, 4.5% 8/20/39	5,414	5,563
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	1,828	199
Series 2015-24 Class PI, 3.5% 2/20/45 (d)	23,624	4,081
Series 2017-134 Class BA, 2.5% 11/20/46	1,051	1,025
Series 2017-139 Class K, 3% 8/20/47	49,649	49,278
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	822	895
Series 2001-49 Class Z, 7% 10/16/31	487	554
Series 2002-18 Class ZB, 6% 3/20/32	786	861
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 5.4399% 4/16/32 (b)(d)(g)	597	99
Series 2002-29:
Class SK, 43.250% - 1 month U.S. LIBOR 8.25% 5/20/32 (b)(g)	76	91
Class Z, 6.5% 5/16/32	1,155	1,300
Series 2002-33 Class ZJ, 6.5% 5/20/32	819	928
Series 2002-42 Class ZA, 6% 6/20/32	539	591
Series 2002-45 Class Z, 6% 6/20/32	343	382
Series 2003-75 Class ZA, 5.5% 9/20/33	2,039	2,227
Series 2004-24 Class ZM, 5% 4/20/34	4,373	4,670
Series 2004-46 Class BZ, 6% 6/20/34	2,500	2,796
Series 2004-86 Class G, 6% 10/20/34	6,273	7,507
Series 2005-26 Class ZA, 5.5% 1/20/35	19,135	20,882
Series 2005-28 Class AJ, 5.5% 4/20/35	2,842	2,902
Series 2005-47 Class ZY, 6% 6/20/35	9,018	10,049
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,142
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,775
Series 2006-2 Class Z, 5.5% 1/20/36	8,535	9,333
Series 2008-17 Class BN, 5% 2/20/38	3,522	3,701
Series 2010-160 Class DY, 4% 12/20/40	46,271	48,387
Series 2010-168 Class BG, 4% 4/20/40	9,032	9,479
Series 2010-170 Class B, 4% 12/20/40	7,397	7,736
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 4.4799% 2/16/41 (b)(g)	15,000	15,243
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,017
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 3.9059% 5/16/41 (b)(g)	28,619	28,894
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.9969% 11/20/65 (b)(c)(h)	2,267	2,270
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	27,288	27,627
Series 2000-35 Class SA, 7.950% - 1 month U.S. LIBOR 5.4399% 12/16/26 (b)(d)(g)	1,264	180
Series 2000-36 Class S, 7.950% - 1 month U.S. LIBOR 5.4399% 11/16/30 (b)(d)(g)	918	116
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 5.5899% 12/16/23 (b)(d)(g)	364	34
Class SP, 8.750% - 1 month U.S. LIBOR 6.2399% 9/16/26 (b)(d)(g)	179	15
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 5.0899% 12/16/25 (b)(d)(g)	469	43
Class SL, 7.600% - 1 month U.S. LIBOR 5.0899% 5/16/30 (b)(d)(g)	801	107
Class SV, 8.250% - 1 month U.S. LIBOR 5.7399% 12/16/28 (b)(d)(g)	55	5
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 5.697% 11/20/31 (b)(d)(g)	453	81
Class ST, 7.700% - 1 month U.S. LIBOR 5.1899% 8/16/27 (b)(d)(g)	207	27
Class SV, 9.300% - 1 month U.S. LIBOR 6.7899% 9/16/27 (b)(d)(g)	322	30
Series 2001-65 Class SV, 8.100% - 1 month U.S. LIBOR 5.597% 2/20/29 (b)(d)(g)	1,123	168
Series 2002-21 Class SV, 8.100% - 1 month U.S. LIBOR 5.5899% 3/16/32 (b)(d)(g)	1,383	227
Series 2003-23 Class S, 6.550% - 1 month U.S. LIBOR 4.0399% 12/16/29 (b)(d)(g)	1,428	162
Series 2003-42 Class SH, 6.550% - 1 month U.S. LIBOR 4.047% 5/20/33 (b)(d)(g)	633	106
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 3.9899% 5/16/34 (b)(d)(g)	443	67
Class SG, 6.500% - 1 month U.S. LIBOR 3.997% 3/20/33 (b)(d)(g)	6,696	921
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 4.6899% 8/16/34 (b)(d)(g)	2,591	490
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.6899% 8/17/34 (b)(d)(g)	919	171
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 4.297% 2/20/35 (b)(d)(g)	4,936	787
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,135
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 3.797% 7/20/34 (b)(d)(g)	5,049	774
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 7.3455% 3/20/36 (b)(g)	4,944	5,726
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.1396% 6/16/37 (b)(g)	1,452	2,387
Series 2008-15 Class CI, 6.490% - 1 month U.S. LIBOR 3.987% 2/20/38 (b)(d)(g)	2,177	353
Series 2009-13 Class E, 4.5% 3/16/39	4,030	4,148
Series 2009-42 Class AY, 5% 6/16/37	2,853	3,029
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.4399% 2/16/40 (b)(d)(g)	3,512	444
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.8356% 5/20/60 (b)(c)(h)	8,807	8,786
Series 2011-52 Class HI, 7% 4/16/41 (d)	661	145
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 3.497% 4/20/41 (b)(d)(g)	9,252	1,390
Series 2012-103 Class IL, 3% 8/20/27 (d)	32,558	2,704
Series 2012-64 Class KI, 3.5% 11/20/36 (d)	1,373	83
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 3.547% 6/20/42 (b)(d)(g)	15,701	2,499
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.1899% 6/16/42 (b)(d)(g)	2,285	371
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3293% 4/20/39 (b)(g)	3,529	3,588
Class ST, 8.800% - 1 month U.S. LIBOR 5.4627% 8/20/39 (b)(g)	11,501	11,819
Series 2013-149 Class MA, 2.5% 5/20/40	52,339	51,449
Series 2013-182 Class IQ, 4.5% 12/16/43 (d)	8,346	1,736
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 4.494% 3/20/41 (b)(g)	39,189	40,463
Series 2014-133 Class IB, 5% 9/20/44 (d)	7,925	1,685
Series 2014-146 Class EI, 5% 10/20/44 (d)	15,186	3,231
Series 2014-154 Class IO, 5% 10/20/44 (d)	3,056	650
Series 2014-158 Class ID, 5% 10/20/44 (d)	12,931	2,725
Series 2014-178 Class IO, 5% 11/20/44 (d)	19,423	4,125
Series 2014-2 Class BA, 3% 1/20/44	8,872	8,856
Series 2014-21 Class HA, 3% 2/20/44	4,041	4,039
Series 2014-25 Class HC, 3% 2/20/44	6,071	6,064
Series 2014-5 Class A, 3% 1/20/44	5,412	5,402
Series 2015-117 Class KI, 5% 8/20/45 (d)	18,967	4,022
Series 2015-14 Class IO, 5% 10/20/44 (d)	21,352	4,548
Series 2015-79 Class IC, 5% 5/20/45 (d)	10,182	2,165
Series 2015-H21:
Class HZ, 4.5187% 6/20/63 (b)(h)	5,819	5,948
Class JZ, 4.5671% 6/20/65 (b)(h)	1,168	1,213
Series 2016-146 Class AL, 5.8415% 5/20/40 (b)	4,773	5,343
Series 2016-17 Class A, 3% 2/16/46	31,196	31,208
Series 2016-171 Class BI, 5% 10/20/44 (d)	18,522	3,941
Series 2017-186 Class HK, 3% 11/16/45	18,150	17,962
Series 2017-75 Class PT, 5.7257% 4/20/47 (b)	23,623	25,959
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.05% 8/20/66 (b)(c)(h)	27,165	27,141
		929,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $932,500)		929,694

Commercial Mortgage Securities - 3.7%
Freddie Mac:
sequential payer Series K158:
Class A1, 3.9% 7/25/30	9,839	10,258
Class A2, 3.9% 12/25/30	14,400	14,848
Series K084 Class A2, 3.78% 10/25/28	39,600	41,280
Series K085 Class A2, 4.06% 10/25/28	54,500	58,168
Series K086 Class A2, 3.859% 11/25/28	23,800	24,949
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (b)(d)	3,589	18
Series 2001-12 Class X, 0.643% 7/16/40 (b)(d)	1,173	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9902% 9/16/42 (b)(d)	3,808	89
Series 2002-62 Class IO, 1.087% 8/16/42 (b)(d)	1,991	21
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $150,363)		149,631
	Shares	Value (000s)

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.43% (i)
(Cost $106,982)	106,960,870	106,982

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.8775% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/18/22	46,700	$1,223
Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.8775% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/18/22	46,700	1,702
TOTAL PURCHASED SWAPTIONS
(Cost $3,002)			2,925
TOTAL INVESTMENT IN SECURITIES - 126.0%
(Cost $5,130,043)			5,107,194
NET OTHER ASSETS (LIABILITIES) - (26.0)%			(1,053,400)
NET ASSETS - 100%			$4,053,794

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 2/1/49	$(15,800)	$(15,681)
3% 2/1/49	(31,000)	(30,767)
3% 2/1/49	(15,800)	(15,681)
3% 2/1/49	(31,000)	(30,767)
3% 2/1/49	(13,800)	(13,696)
3.5% 2/1/49	(44,100)	(44,656)
3.5% 2/1/49	(8,300)	(8,405)
3.5% 2/1/49	(5,000)	(5,063)
3.5% 2/1/49	(12,800)	(12,961)
3.5% 3/1/49	(44,100)	(44,621)
4% 2/1/49	(20,000)	(20,578)
4.5% 2/1/49	(74,600)	(77,450)
4.5% 2/1/49	(70,000)	(72,674)
4.5% 2/1/49	(33,800)	(35,091)
4.5% 2/1/49	(10,000)	(10,382)
4.5% 2/1/49	(64,050)	(66,496)
TOTAL TBA SALE COMMITMENTS
(Proceeds $502,767)		$(504,969)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	90,750	$(1,306)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	143,300	(3,019)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	136,000	(2,678)

TOTAL PUT SWAPTIONS			(7,003)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	90,750	(3,683)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	143,300	(5,433)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	136,000	(5,210)

TOTAL CALL SWAPTIONS			(14,326)

TOTAL WRITTEN SWAPTIONS			$(21,329)

For the period, the average monthly notional amount for written swaptions in the aggregate was $740,100,000.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	March 2019	$440	$0	$0
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	423	March 2019	51,804	(1,657)	(1,657)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	167	March 2019	35,459	(190)	(190)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,044	March 2019	119,913	(2,188)	(2,188)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,614	March 2019	210,930	(7,247)	(7,247)
TOTAL SOLD					(11,282)
TOTAL FUTURES CONTRACTS					$(11,282)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 10.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $387,443,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Mar. 2029	$22,900	$(896)	$0	$(896)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,947,000.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,192,000.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$809
Total	$809

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$301	$--	$301	$--
U.S. Government Agency - Mortgage Securities	3,917,661	--	3,917,661	--
Collateralized Mortgage Obligations	929,694	--	929,694	--
Commercial Mortgage Securities	149,631	--	149,631	--
Money Market Funds	106,982	106,982	--	--
Purchased Swaptions	2,925	--	2,925	--
Total Investments in Securities:	$5,107,194	$106,982	$5,000,212	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(11,282)	$(11,282)	$--	$--
Swaps	(896)	--	(896)	--
Written Swaptions	(21,329)	--	(21,329)	--
Total Liabilities	$(33,507)	$(11,282)	$(22,225)	$--
Total Derivative Instruments:	$(33,507)	$(11,282)	$(22,225)	$--
Other Financial Instruments:
TBA Sale Commitments	$(504,969)	$--	$(504,969)	$--
Total Other Financial Instruments:	$(504,969)	$--	$(504,969)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$0	$(11,282)
Purchased Swaptions(b)	2,925	0
Swaps(c)	0	(896)
Written Swaptions(d)	0	(21,329)
Total Interest Rate Risk	2,925	(33,507)
Total Value of Derivatives	$2,925	$(33,507)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,023,061)	$5,000,212
Fidelity Central Funds (cost $106,982)	106,982
Total Investment in Securities (cost $5,130,043)		$5,107,194
Receivable for investments sold		179
Receivable for premium on written options		23,762
Receivable for TBA sale commitments		502,767
Receivable for fund shares sold		1,395
Interest receivable		12,029
Distributions receivable from Fidelity Central Funds		265
Other receivables		36
Total assets		5,647,627
Liabilities
Payable for investments purchased
Regular delivery	$3,003
Delayed delivery	1,056,718
TBA sale commitments, at value	504,969
Payable for fund shares redeemed	3,470
Distributions payable	812
Accrued management fee	1,031
Payable for daily variation margin on futures contracts	1,851
Payable for daily variation margin on centrally cleared OTC swaps	129
Written options, at value (premium receivable $23,762)	21,329
Other affiliated payables	485
Other payables and accrued expenses	36
Total liabilities		1,593,833
Net Assets		$4,053,794
Net Assets consist of:
Paid in capital		$4,154,721
Total distributable earnings (loss)		(100,927)
Net Assets, for 359,621 shares outstanding		$4,053,794
Net Asset Value, offering price and redemption price per share ($4,053,794 ÷ 359,621 shares)		$11.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2019 (Unaudited)
Investment Income
Interest		$62,328
Income from Fidelity Central Funds		809
Total income		63,137
Expenses
Management fee	$6,294
Transfer agent fees	2,065
Fund wide operations fee	922
Independent trustees' fees and expenses	10
Commitment fees	5
Total expenses before reductions	9,296
Expense reductions	(1)
Total expenses after reductions		9,295
Net investment income (loss)		53,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,326)
Futures contracts	(6,165)
Swaps	(481)
Total net realized gain (loss)		(29,972)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	88,017
Futures contracts	(10,015)
Swaps	(896)
Written options	1,522
Delayed delivery commitments	(2,171)
Total change in net unrealized appreciation (depreciation)		76,457
Net gain (loss)		46,485
Net increase (decrease) in net assets resulting from operations		$100,327

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,842	$109,034
Net realized gain (loss)	(29,972)	(15,958)
Change in net unrealized appreciation (depreciation)	76,457	(129,532)
Net increase (decrease) in net assets resulting from operations	100,327	(36,456)
Distributions to shareholders	(46,208)	–
Distributions to shareholders from net investment income	–	(106,413)
Total distributions	(46,208)	(106,413)
Share transactions
Proceeds from sales of shares	153,152	438,592
Reinvestment of distributions	41,317	94,806
Cost of shares redeemed	(515,622)	(1,285,460)
Net increase (decrease) in net assets resulting from share transactions	(321,153)	(752,062)
Total increase (decrease) in net assets	(267,034)	(894,931)
Net Assets
Beginning of period	4,320,828	5,215,759
End of period	$4,053,794	$4,320,828
Other Information
Distributions in excess of net investment income end of period		$(16,835)
Shares
Sold	13,775	38,839
Issued in reinvestment of distributions	3,716	8,411
Redeemed	(46,536)	(114,164)
Net increase (decrease)	(29,045)	(66,914)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity GNMA Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$11.45	$11.70	$11.63	$11.49	$11.30
Income from Investment Operations
Net investment income (loss)A	.145	.257	.235	.245	.228	.257
Net realized and unrealized gain (loss)	.129	(.337)	(.215)	.128	.130	.252
Total from investment operations	.274	(.080)	.020	.373	.358	.509
Distributions from net investment income	(.124)	(.250)	(.224)	(.244)	(.218)	(.252)B
Distributions from net realized gain	–	–	(.041)	(.059)	–	(.067)B
Distributions from tax return of capital	–	–	(.005)	–	–	–
Total distributions	(.124)	(.250)	(.270)	(.303)	(.218)	(.319)
Net asset value, end of period	$11.27	$11.12	$11.45	$11.70	$11.63	$11.49
Total ReturnC,D	2.48%	(.71)%	.19%	3.26%	3.13%	4.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.59%G	2.28%	2.04%	2.11%	1.96%	2.26%
Supplemental Data
Net assets, end of period (in millions)	$4,054	$4,321	$5,216	$6,375	$5,945	$6,683
Portfolio turnover rateH	380%G	252%	270%	304%	450%	409%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $36 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$55,518
Gross unrealized depreciation	(90,768)
Net unrealized appreciation (depreciation)	$(35,250)
Tax cost	$5,130,498

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(15,643)
Long-term	(12,077)
Total capital loss carryforward	$(27,720)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(6,165)	$(10,015)
Purchased Options	–	(77)
Swaps	(481)	(896)
Written Options	–	1,522
Totals	$(6,646)	$(9,466)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period for purchased swaptions.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $90,534 and $11,319, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Actual	.45%	$1,000.00	$1,024.80	$2.30
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2017.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity GNMA Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2017.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MOG-SANN-0319
1.930529.107

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2005 Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠

Semi-Annual Report

January 31, 2019

Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.5
Fidelity Series Government Money Market Fund 2.45%	18.2
Fidelity Series Inflation-Protected Bond Index Fund	13.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Opportunities Fund	3.2
Fidelity Series International Growth Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series Commodity Strategy Fund	2.0
Fidelity Series Intrinsic Opportunities Fund	1.5
89.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.4%
International Equity Funds	9.0%
Bond Funds	57.9%
Short-Term Funds	22.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	2,127	$19,892
Fidelity Series Blue Chip Growth Fund (a)	2,594	36,077
Fidelity Series Commodity Strategy Fund (a)	24,936	118,198
Fidelity Series Growth Company Fund (a)	4,677	73,198
Fidelity Series Intrinsic Opportunities Fund (a)	5,570	91,900
Fidelity Series Large Cap Stock Fund (a)	5,510	77,464
Fidelity Series Large Cap Value Index Fund (a)	1,794	21,567
Fidelity Series Opportunistic Insights Fund (a)	2,353	39,358
Fidelity Series Small Cap Discovery Fund (a)	969	10,397
Fidelity Series Small Cap Opportunities Fund (a)	2,522	32,183
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,092	58,916
Fidelity Series Value Discovery Fund (a)	3,425	41,755
TOTAL DOMESTIC EQUITY FUNDS
(Cost $642,930)		620,905

International Equity Funds - 9.0%
Fidelity Series Canada Fund (a)	1,399	14,121
Fidelity Series Emerging Markets Fund (a)	2,222	21,157
Fidelity Series Emerging Markets Opportunities Fund (a)	10,535	189,631
Fidelity Series International Growth Fund (a)	9,690	138,573
Fidelity Series International Small Cap Fund (a)	2,233	33,233
Fidelity Series International Value Fund (a)	15,060	137,502
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $566,390)		534,217

Bond Funds - 57.9%
Fidelity Series Emerging Markets Debt Fund (a)	3,610	34,544
Fidelity Series Floating Rate High Income Fund (a)	973	8,977
Fidelity Series High Income Fund (a)	8,388	77,673
Fidelity Series Inflation-Protected Bond Index Fund (a)	81,970	791,826
Fidelity Series International Credit Fund (a)	523	5,080
Fidelity Series Investment Grade Bond Fund (a)	202,783	2,230,612
Fidelity Series Long-Term Treasury Bond Index Fund (a)	31,635	270,799
Fidelity Series Real Estate Income Fund (a)	2,621	27,970
TOTAL BOND FUNDS
(Cost $3,520,089)		3,447,481

Short-Term Funds - 22.7%
Fidelity Series Government Money Market Fund 2.45% (a)(b)	1,080,778	1,080,778
Fidelity Series Short-Term Credit Fund (a)	27,266	269,938
TOTAL SHORT-TERM FUNDS
(Cost $1,353,089)		1,350,716
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,082,498)		5,953,319
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,380)
NET ASSETS - 100%		$5,950,939

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$363	$--	$376	$--	$192	$(179)	$--
Fidelity Series All-Sector Equity Fund	49,054	7,178	31,185	5,011	1,105	(6,260)	19,892
Fidelity Series Blue Chip Growth Fund	51,872	8,863	20,224	5,112	2,230	(6,664)	36,077
Fidelity Series Canada Fund	16,098	3,505	4,651	323	11	(842)	14,121
Fidelity Series Commodity Strategy Fund	140,965	18,325	27,489	8,152	101	(13,704)	118,198
Fidelity Series Emerging Markets Debt Fund	40,866	1,101	6,845	1,101	(607)	29	34,544
Fidelity Series Emerging Markets Fund	--	22,480	1,067	88	(32)	(224)	21,157
Fidelity Series Emerging Markets Opportunities Fund	216,061	60,731	66,479	16,116	(1,133)	(19,549)	189,631
Fidelity Series Floating Rate High Income Fund	17,678	605	8,868	605	(212)	(226)	8,977
Fidelity Series Government Money Market Fund 2.45%	1,425,208	36,635	381,065	12,727	--	--	1,080,778
Fidelity Series Growth Company Fund	104,920	19,838	40,535	8,285	5,900	(16,925)	73,198
Fidelity Series High Income Fund	92,089	2,904	14,827	2,904	(249)	(2,244)	77,673
Fidelity Series Inflation-Protected Bond Index Fund	740,627	199,668	142,685	13,598	(2,047)	(3,737)	791,826
Fidelity Series International Credit Fund	4,998	140	--	140	--	(58)	5,080
Fidelity Series International Growth Fund	158,436	39,696	42,846	9,183	1,227	(17,940)	138,573
Fidelity Series International Small Cap Fund	37,953	10,204	8,983	3,111	89	(6,030)	33,233
Fidelity Series International Value Fund	158,963	30,155	31,949	5,020	64	(19,731)	137,502
Fidelity Series Intrinsic Opportunities Fund	124,494	11,596	32,518	7,690	3,184	(14,856)	91,900
Fidelity Series Investment Grade Bond Fund	2,621,965	61,220	466,811	41,176	(13,999)	28,237	2,230,612
Fidelity Series Large Cap Stock Fund	112,022	16,816	38,992	8,732	1,752	(14,134)	77,464
Fidelity Series Large Cap Value Index Fund	31,263	2,363	10,527	942	762	(2,294)	21,567
Fidelity Series Long-Term Treasury Bond Index Fund	251,140	74,815	59,785	4,066	(1,459)	6,088	270,799
Fidelity Series Opportunistic Insights Fund	56,495	7,864	20,804	3,355	1,869	(6,066)	39,358
Fidelity Series Real Estate Income Fund	33,223	1,522	6,017	1,522	(154)	(604)	27,970
Fidelity Series Short-Term Credit Fund	356,417	7,694	95,340	3,975	(1,235)	2,402	269,938
Fidelity Series Small Cap Discovery Fund	15,239	1,670	5,255	747	197	(1,454)	10,397
Fidelity Series Small Cap Opportunities Fund	46,830	7,838	16,566	4,013	2,795	(8,714)	32,183
Fidelity Series Stock Selector Large Cap Value Fund	85,509	8,790	28,891	4,924	720	(7,212)	58,916
Fidelity Series Value Discovery Fund	60,488	5,092	19,632	2,707	582	(4,775)	41,755
	$7,051,236	$669,308	$1,631,212	$175,325	$1,653	$(137,666)	$5,953,319

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,082,498)	$5,953,319
Total Investment in Securities (cost $6,082,498)		$5,953,319
Cash		1
Receivable for investments sold		58,842
Total assets		6,012,162
Liabilities
Payable for investments purchased	$58,843
Accrued management fee	2,293
Distribution and service plan fees payable	87
Total liabilities		61,223
Net Assets		$5,950,939
Net Assets consist of:
Paid in capital		$6,035,225
Total distributable earnings (loss)		(84,286)
Net Assets		$5,950,939
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($145,115 ÷ 2,609.24 shares)		$55.62
Maximum offering price per share (100/94.25 of $55.62)		$59.01
Class M:
Net Asset Value and redemption price per share ($44,882 ÷ 806.28 shares)		$55.67
Maximum offering price per share (100/96.50 of $55.67)		$57.69
Class C:
Net Asset Value and offering price per share ($46,155 ÷ 832.54 shares)(a)		$55.44
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($5,665,145 ÷ 101,890.80 shares)		$55.60
Class I:
Net Asset Value, offering price and redemption price per share ($49,642 ÷ 893.15 shares)		$55.58

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$92,692
Expenses
Management fee	$14,263
Distribution and service plan fees	533
Independent trustees' fees and expenses	16
Total expenses		14,812
Net investment income (loss)		77,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,653
Capital gain distributions from underlying funds:
Affiliated issuers	82,633
Total net realized gain (loss)		84,286
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(137,666)
Total change in net unrealized appreciation (depreciation)		(137,666)
Net gain (loss)		(53,380)
Net increase (decrease) in net assets resulting from operations		$24,500

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,880	$173,208
Net realized gain (loss)	84,286	219,717
Change in net unrealized appreciation (depreciation)	(137,666)	(129,434)
Net increase (decrease) in net assets resulting from operations	24,500	263,491
Distributions to shareholders	(230,515)	–
Distributions to shareholders from net investment income	–	(174,936)
Distributions to shareholders from net realized gain	–	(724,656)
Total distributions	(230,515)	(899,592)
Share transactions - net increase (decrease)	(891,448)	(3,658,643)
Total increase (decrease) in net assets	(1,097,463)	(4,294,744)
Net Assets
Beginning of period	7,048,402	11,343,146
End of period	$5,950,939	$7,048,402
Other Information
Undistributed net investment income end of period		$11,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.55	$61.00	$59.02	$58.61	$57.41	$54.16
Income from Investment Operations
Net investment income (loss)A	.643	.884	.756	.758	.686	.708
Net realized and unrealized gain (loss)	(.503)	.494	2.008	.457	1.311	3.351
Total from investment operations	.140	1.378	2.764	1.215	1.997	4.059
Distributions from net investment income	(.684)	(.853)	(.717)	(.754)	(.658)	(.686)
Distributions from net realized gain	(1.386)	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(2.070)	(4.828)	(.784)	(.805)	(.797)	(.809)
Net asset value, end of period	$55.62	$57.55	$61.00	$59.02	$58.61	$57.41
Total ReturnB,C,D	.29%	2.35%	4.73%	2.12%	3.50%	7.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.71%H	.32%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%G	.71%H	.32%	.25%	.25%	.25%
Expenses net of all reductions	.72%G	.71%H	.32%	.25%	.25%	.25%
Net investment income (loss)	2.30%G	1.51%	1.27%	1.32%	1.18%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$145	$147	$287	$293	$432	$419
Portfolio turnover rateE	22%G	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.58	$61.04	$59.07	$58.67	$57.46	$54.24
Income from Investment Operations
Net investment income (loss)A	.574	.734	.608	.615	.540	.581
Net realized and unrealized gain (loss)	(.497)	.499	2.008	.450	1.318	3.339
Total from investment operations	.077	1.233	2.616	1.065	1.858	3.920
Distributions from net investment income	(.601)	(.718)	(.579)	(.614)	(.509)	(.577)
Distributions from net realized gain	(1.386)	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(1.987)	(4.693)	(.646)	(.665)	(.648)	(.700)
Net asset value, end of period	$55.67	$57.58	$61.04	$59.07	$58.67	$57.46
Total ReturnB,C,D	.16%	2.10%	4.47%	1.86%	3.25%	7.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.97%	.57%	.50%	.50%	.49%H
Expenses net of fee waivers, if any	.97%G	.97%	.57%	.50%	.50%	.49%H
Expenses net of all reductions	.97%G	.96%	.57%	.50%	.50%	.49%H
Net investment income (loss)	2.05%G	1.26%	1.02%	1.07%	.93%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$45	$55	$82	$86	$90	$26
Portfolio turnover rateE	22%G	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.36	$60.85	$58.91	$58.53	$57.34	$54.13
Income from Investment Operations
Net investment income (loss)A	.431	.439	.310	.328	.245	.293
Net realized and unrealized gain (loss)	(.502)	.497	2.009	.435	1.323	3.354
Total from investment operations	(.071)	.936	2.319	.763	1.568	3.647
Distributions from net investment income	(.463)	(.451)	(.312)	(.332)	(.239)	(.314)
Distributions from net realized gain	(1.386)	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(1.849)	(4.426)	(.379)	(.383)	(.378)	(.437)
Net asset value, end of period	$55.44	$57.36	$60.85	$58.91	$58.53	$57.34
Total ReturnB,C,D	(.09)%	1.59%	3.96%	1.34%	2.72%	6.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.47%G	1.47%	1.07%	1.00%	1.01%H	.99%H
Expenses net of fee waivers, if any	1.47%G	1.47%	1.07%	1.00%	1.01%H	.99%H
Expenses net of all reductions	1.47%G	1.46%	1.07%	1.00%	1.01%H	.99%H
Net investment income (loss)	1.55%G	.76%	.52%	.57%	.42%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$46	$51	$52	$58	$60	$325
Portfolio turnover rateE	22%G	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.54	$61.00	$59.01	$58.61	$57.41	$54.15
Income from Investment Operations
Net investment income (loss)A	.714	1.024	.905	.901	.831	.851
Net realized and unrealized gain (loss)	(.513)	.512	2.003	.452	1.313	3.358
Total from investment operations	.201	1.536	2.908	1.353	2.144	4.209
Distributions from net investment income	(.755)	(1.021)	(.851)	(.902)	(.805)	(.826)
Distributions from net realized gain	(1.386)	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(2.141)	(4.996)	(.918)	(.953)	(.944)	(.949)
Net asset value, end of period	$55.60	$57.54	$61.00	$59.01	$58.61	$57.41
Total ReturnB,C	.40%	2.63%	4.98%	2.37%	3.76%	7.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F,G	.47%	.07%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.46%F,G	.47%	.07%	-%	-%	-%
Expenses net of all reductions	.46%F,G	.46%	.07%	-%	-%	-%
Net investment income (loss)	2.55%F	1.76%	1.52%	1.57%	1.43%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$5,665	$6,734	$10,828	$13,227	$14,208	$9,774
Portfolio turnover rateD	22%F	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.52	$60.99	$58.99	$58.59	$57.39	$54.14
Income from Investment Operations
Net investment income (loss)A	.715	1.025	.906	.899	.830	.856
Net realized and unrealized gain (loss)	(.513)	.500	2.013	.454	1.314	3.343
Total from investment operations	.202	1.525	2.919	1.353	2.144	4.199
Distributions from net investment income	(.756)	(1.020)	(.852)	(.902)	(.805)	(.826)
Distributions from net realized gain	(1.386)	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(2.142)	(4.995)	(.919)	(.953)	(.944)	(.949)
Net asset value, end of period	$55.58	$57.52	$60.99	$58.99	$58.59	$57.39
Total ReturnB,C	.40%	2.62%	5.01%	2.37%	3.76%	7.81%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.46%G	.07%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.47%F	.46%G	.07%	-%	-%	-%
Expenses net of all reductions	.47%F	.46%G	.07%	-%	-%	-%
Net investment income (loss)	2.55%F	1.76%	1.52%	1.57%	1.43%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$50	$61	$94	$131	$90	$61
Portfolio turnover rateD	22%F	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.0
Fidelity Series Government Money Market Fund 2.45%	17.6
Fidelity Series Inflation-Protected Bond Index Fund	12.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Short-Term Credit Fund	4.4
Fidelity Series Emerging Markets Opportunities Fund	3.5
Fidelity Series International Growth Fund	2.5
Fidelity Series International Value Fund	2.4
Fidelity Series Commodity Strategy Fund	2.0
Fidelity Series Intrinsic Opportunities Fund	1.8
88.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.6%
International Equity Funds	9.6%
Bond Funds	56.8%
Short-Term Funds	22.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2005 Fund℠

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	2,235	$20,900
Fidelity Series Blue Chip Growth Fund (a)	2,726	37,914
Fidelity Series Commodity Strategy Fund (a)	23,343	110,644
Fidelity Series Growth Company Fund (a)	4,914	76,906
Fidelity Series Intrinsic Opportunities Fund (a)	6,263	103,347
Fidelity Series Large Cap Stock Fund (a)	5,789	81,396
Fidelity Series Large Cap Value Index Fund (a)	1,886	22,665
Fidelity Series Opportunistic Insights Fund (a)	2,472	41,360
Fidelity Series Small Cap Discovery Fund (a)	1,018	10,926
Fidelity Series Small Cap Opportunities Fund (a)	2,650	33,811
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,351	61,914
Fidelity Series Value Discovery Fund (a)	3,600	43,879
TOTAL DOMESTIC EQUITY FUNDS
(Cost $668,433)		645,662

International Equity Funds - 9.6%
Fidelity Series Canada Fund (a)	1,389	14,019
Fidelity Series Emerging Markets Fund (a)	2,287	21,769
Fidelity Series Emerging Markets Opportunities Fund (a)	10,840	195,112
Fidelity Series International Growth Fund (a)	9,621	137,574
Fidelity Series International Small Cap Fund (a)	2,217	32,993
Fidelity Series International Value Fund (a)	14,951	136,505
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $571,663)		537,972

Bond Funds - 56.8%
Fidelity Series Emerging Markets Debt Fund (a)	3,436	32,882
Fidelity Series Floating Rate High Income Fund (a)	911	8,404
Fidelity Series High Income Fund (a)	7,858	72,765
Fidelity Series Inflation-Protected Bond Index Fund (a)	72,411	699,489
Fidelity Series International Credit Fund (a)	354	3,436
Fidelity Series Investment Grade Bond Fund (a)	187,435	2,061,789
Fidelity Series Long-Term Treasury Bond Index Fund (a)	30,532	261,350
Fidelity Series Real Estate Income Fund (a)	2,454	26,182
TOTAL BOND FUNDS
(Cost $3,231,649)		3,166,297

Short-Term Funds - 22.0%
Fidelity Series Government Money Market Fund 2.45% (a)(b)	979,303	979,303
Fidelity Series Short-Term Credit Fund (a)	24,641	243,950
TOTAL SHORT-TERM FUNDS
(Cost $1,225,574)		1,223,253
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,697,319)		5,573,184
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,459)
NET ASSETS - 100%		$5,570,725

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$277	$--	$287	$--	$148	$(138)	$--
Fidelity Series All-Sector Equity Fund	50,997	6,947	31,301	5,365	1,011	(6,754)	20,900
Fidelity Series Blue Chip Growth Fund	53,927	9,061	19,551	5,829	1,386	(6,909)	37,914
Fidelity Series Canada Fund	15,975	3,375	4,372	327	(44)	(915)	14,019
Fidelity Series Commodity Strategy Fund	127,651	17,986	21,963	8,313	(650)	(12,380)	110,644
Fidelity Series Emerging Markets Debt Fund	37,340	1,072	4,988	1,072	(477)	(65)	32,882
Fidelity Series Emerging Markets Fund	--	24,465	2,255	91	(89)	(352)	21,769
Fidelity Series Emerging Markets Opportunities Fund	221,403	65,152	68,477	16,738	(2,683)	(20,283)	195,112
Fidelity Series Floating Rate High Income Fund	15,974	578	7,735	578	(202)	(211)	8,404
Fidelity Series Government Money Market Fund 2.45%	1,225,749	37,098	283,544	11,674	--	--	979,303
Fidelity Series Growth Company Fund	109,053	18,438	38,100	8,562	4,946	(17,431)	76,906
Fidelity Series High Income Fund	83,403	2,777	10,952	2,777	(350)	(2,113)	72,765
Fidelity Series Inflation-Protected Bond Index Fund	623,309	194,943	112,844	11,995	(2,375)	(3,544)	699,489
Fidelity Series International Credit Fund	3,381	95	--	95	--	(40)	3,436
Fidelity Series International Growth Fund	156,867	37,709	38,973	9,243	62	(18,091)	137,574
Fidelity Series International Small Cap Fund	37,609	9,791	8,185	3,131	(93)	(6,129)	32,993
Fidelity Series International Value Fund	157,387	25,876	26,273	5,004	(373)	(20,112)	136,505
Fidelity Series Intrinsic Opportunities Fund	129,407	9,485	21,874	8,895	1,779	(15,450)	103,347
Fidelity Series Investment Grade Bond Fund	2,328,440	67,459	344,023	38,678	(13,584)	23,497	2,061,789
Fidelity Series Large Cap Stock Fund	116,432	15,296	36,511	9,315	1,144	(14,965)	81,396
Fidelity Series Large Cap Value Index Fund	32,511	2,094	10,183	1,009	640	(2,397)	22,665
Fidelity Series Long-Term Treasury Bond Index Fund	238,049	75,009	55,000	4,054	(2,444)	5,736	261,350
Fidelity Series Opportunistic Insights Fund	58,733	7,576	20,000	3,576	1,400	(6,349)	41,360
Fidelity Series Real Estate Income Fund	29,933	1,478	4,438	1,478	(224)	(567)	26,182
Fidelity Series Short-Term Credit Fund	306,599	7,214	70,862	3,639	(956)	1,955	243,950
Fidelity Series Small Cap Discovery Fund	15,858	1,470	4,910	801	76	(1,568)	10,926
Fidelity Series Small Cap Opportunities Fund	48,683	7,055	14,743	4,574	1,500	(8,684)	33,811
Fidelity Series Stock Selector Large Cap Value Fund	88,881	8,282	27,947	5,275	276	(7,578)	61,914
Fidelity Series Value Discovery Fund	62,881	4,617	18,896	2,900	301	(5,024)	43,879
	$6,376,709	$662,398	$1,309,187	$174,988	$(9,875)	$(146,861)	$5,573,184

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $5,697,319)	$5,573,184
Total Investment in Securities (cost $5,697,319)		$5,573,184
Cash		2
Receivable for investments sold		59,316
Total assets		5,632,502
Liabilities
Payable for investments purchased	$59,320
Accrued management fee	2,230
Distribution and service plan fees payable	227
Total liabilities		61,777
Net Assets		$5,570,725
Net Assets consist of:
Paid in capital		$5,656,550
Total distributable earnings (loss)		(85,825)
Net Assets		$5,570,725
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($275,368 ÷ 4,880.87 shares)		$56.42
Maximum offering price per share (100/94.25 of $56.42)		$59.86
Class M:
Net Asset Value and redemption price per share ($226,918 ÷ 4,020.35 shares)		$56.44
Maximum offering price per share (100/96.50 of $56.44)		$58.49
Class C:
Net Asset Value and offering price per share ($87,202 ÷ 1,553.35 shares)(a)		$56.14
Fidelity Managed Retirement 2005:
Net Asset Value, offering price and redemption price per share ($4,959,995 ÷ 87,890.00 shares)		$56.43
Class I:
Net Asset Value, offering price and redemption price per share ($21,242 ÷ 376.60 shares)		$56.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$89,385
Expenses
Management fee	$14,181
Distribution and service plan fees	1,400
Independent trustees' fees and expenses	15
Total expenses before reductions	15,596
Expense reductions	(2)
Total expenses after reductions		15,594
Net investment income (loss)		73,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(9,875)
Capital gain distributions from underlying funds:
Affiliated issuers	85,603
Total net realized gain (loss)		75,728
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(146,861)
Total change in net unrealized appreciation (depreciation)		(146,861)
Net gain (loss)		(71,133)
Net increase (decrease) in net assets resulting from operations		$2,658

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,791	$130,172
Net realized gain (loss)	75,728	238,798
Change in net unrealized appreciation (depreciation)	(146,861)	(117,750)
Net increase (decrease) in net assets resulting from operations	2,658	251,220
Distributions to shareholders	(251,011)	–
Distributions to shareholders from net investment income	–	(131,031)
Distributions to shareholders from net realized gain	–	(786,025)
Total distributions	(251,011)	(917,056)
Share transactions - net increase (decrease)	(554,753)	(3,118,025)
Total increase (decrease) in net assets	(803,106)	(3,783,861)
Net Assets
Beginning of period	6,373,831	10,157,692
End of period	$5,570,725	$6,373,831
Other Information
Undistributed net investment income end of period		$10,199

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2005 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.73	$63.39	$60.26	$60.57	$58.78	$54.81
Income from Investment Operations
Net investment income (loss)A	.653	.874	.788	.801	.724	.735
Net realized and unrealized gain (loss)	(.598)	.747	3.402	.274	1.910	4.084
Total from investment operations	.055	1.621	4.190	1.075	2.634	4.819
Distributions from net investment income	(.694)	(.861)	(.733)	(.785)	(.698)	(.708)
Distributions from net realized gain	(1.671)	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(2.365)	(6.281)	(1.060)	(1.385)	(.844)	(.849)
Net asset value, end of period	$56.42	$58.73	$63.39	$60.26	$60.57	$58.78
Total ReturnB,C,D	.14%	2.71%	7.05%	1.88%	4.50%	8.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.74%	.34%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.73%G	.74%	.34%	.25%	.25%	.25%
Expenses net of all reductions	.73%G	.74%	.34%	.25%	.25%	.25%
Net investment income (loss)	2.30%G	1.47%	1.29%	1.38%	1.21%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$275	$279	$338	$577	$727	$526
Portfolio turnover rateE	22%G	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.75	$63.41	$60.30	$60.61	$58.83	$54.82
Income from Investment Operations
Net investment income (loss)A	.583	.726	.635	.655	.574	.587
Net realized and unrealized gain (loss)	(.605)	.752	3.399	.276	1.910	4.098
Total from investment operations	(.022)	1.478	4.034	.931	2.484	4.685
Distributions from net investment income	(.617)	(.718)	(.597)	(.641)	(.558)	(.534)
Distributions from net realized gain	(1.671)	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(2.288)	(6.138)	(.924)	(1.241)	(.704)	(.675)
Net asset value, end of period	$56.44	$58.75	$63.41	$60.30	$60.61	$58.83
Total ReturnB,C,D	.01%	2.46%	6.78%	1.63%	4.24%	8.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.98%G	.99%	.59%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.98%G	.99%	.59%	.50%	.50%	.50%
Expenses net of all reductions	.98%G	.99%	.59%	.50%	.50%	.50%
Net investment income (loss)	2.05%G	1.22%	1.04%	1.13%	.96%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$227	$242	$297	$308	$328	$39
Portfolio turnover rateE	22%G	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.45	$63.07	$60.03	$60.40	$58.69	$54.76
Income from Investment Operations
Net investment income (loss)A	.438	.433	.327	.360	.278	.303
Net realized and unrealized gain (loss)	(.603)	.751	3.383	.276	1.899	4.086
Total from investment operations	(.165)	1.184	3.710	.636	2.177	4.389
Distributions from net investment income	(.474)	(.384)	(.343)	(.406)	(.321)	(.318)
Distributions from net realized gain	(1.671)	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(2.145)	(5.804)	(.670)	(1.006)	(.467)	(.459)
Net asset value, end of period	$56.14	$58.45	$63.07	$60.03	$60.40	$58.69
Total ReturnB,C,D	(.25)%	1.97%	6.24%	1.12%	3.72%	8.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.48%G	1.49%	1.09%	1.00%	.99%H	1.00%
Expenses net of fee waivers, if any	1.48%G	1.49%	1.09%	1.00%	.99%H	1.00%
Expenses net of all reductions	1.48%G	1.48%	1.09%	1.00%	.99%H	1.00%
Net investment income (loss)	1.55%G	.72%	.54%	.62%	.47%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$87	$98	$254	$250	$86	$33
Portfolio turnover rateE	22%G	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.75	$63.41	$60.27	$60.58	$58.79	$54.81
Income from Investment Operations
Net investment income (loss)A	.726	1.027	.942	.945	.874	.878
Net realized and unrealized gain (loss)	(.609)	.746	3.403	.277	1.909	4.094
Total from investment operations	.117	1.773	4.345	1.222	2.783	4.972
Distributions from net investment income	(.766)	(1.013)	(.878)	(.932)	(.847)	(.851)
Distributions from net realized gain	(1.671)	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(2.437)	(6.433)	(1.205)	(1.532)	(.993)	(.992)
Net asset value, end of period	$56.43	$58.75	$63.41	$60.27	$60.58	$58.79
Total ReturnB,C	.25%	2.97%	7.32%	2.14%	4.76%	9.13%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.49%	.09%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.48%F	.49%	.09%	-%	-%	-%
Expenses net of all reductions	.48%F	.49%	.09%	-%	-%	-%
Net investment income (loss)	2.55%F	1.72%	1.54%	1.63%	1.46%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$4,960	$5,733	$9,236	$7,205	$6,160	$3,677
Portfolio turnover rateD	22%F	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.73	$63.40	$60.27	$60.58	$58.79	$54.81
Income from Investment Operations
Net investment income (loss)A	.723	1.015	.942	.945	.875	.877
Net realized and unrealized gain (loss)	(.611)	.769	3.394	.277	1.908	4.095
Total from investment operations	.112	1.784	4.336	1.222	2.783	4.972
Distributions from net investment income	(.771)	(1.034)	(.879)	(.932)	(.847)	(.851)
Distributions from net realized gain	(1.671)	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(2.442)	(6.454)	(1.206)	(1.532)	(.993)	(.992)
Net asset value, end of period	$56.40	$58.73	$63.40	$60.27	$60.58	$58.79
Total ReturnB,C	.24%	2.99%	7.31%	2.14%	4.76%	9.13%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F,G	.50%G	.09%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.49%F,G	.50%G	.09%	-%	-%	-%
Expenses net of all reductions	.49%F,G	.50%G	.09%	-%	-%	-%
Net investment income (loss)	2.55%F	1.71%	1.54%	1.63%	1.46%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$21	$21	$32	$30	$31	$30
Portfolio turnover rateD	22%F	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.2
Fidelity Series Government Money Market Fund 2.45%	14.4
Fidelity Series Inflation-Protected Bond Index Fund	10.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Short-Term Credit Fund	3.6
Fidelity Series International Growth Fund	3.3
Fidelity Series International Value Fund	3.2
Fidelity Series Intrinsic Opportunities Fund	2.9
Fidelity Series Large Cap Stock Fund	2.4
83.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.4%
International Equity Funds	12.4%
Bond Funds	52.2%
Short-Term Funds	18.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,514	$51,558
Fidelity Series Blue Chip Growth Fund (a)	6,722	93,506
Fidelity Series Commodity Strategy Fund (a)	35,524	168,383
Fidelity Series Growth Company Fund (a)	12,124	189,733
Fidelity Series Intrinsic Opportunities Fund (a)	14,794	244,101
Fidelity Series Large Cap Stock Fund (a)	14,282	200,800
Fidelity Series Large Cap Value Index Fund (a)	4,651	55,904
Fidelity Series Opportunistic Insights Fund (a)	6,098	102,016
Fidelity Series Small Cap Discovery Fund (a)	2,512	26,953
Fidelity Series Small Cap Opportunities Fund (a)	6,538	83,419
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,200	152,722
Fidelity Series Value Discovery Fund (a)	8,879	108,237
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,518,953)		1,477,332

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	2,787	28,126
Fidelity Series Emerging Markets Fund (a)	4,287	40,812
Fidelity Series Emerging Markets Opportunities Fund (a)	20,321	365,781
Fidelity Series International Growth Fund (a)	19,301	276,001
Fidelity Series International Small Cap Fund (a)	4,448	66,192
Fidelity Series International Value Fund (a)	29,996	273,867
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,118,593)		1,050,779

Bond Funds - 52.2%
Fidelity Series Emerging Markets Debt Fund (a)	5,251	50,257
Fidelity Series Floating Rate High Income Fund (a)	1,386	12,790
Fidelity Series High Income Fund (a)	11,959	110,742
Fidelity Series Inflation-Protected Bond Index Fund (a)	92,202	890,671
Fidelity Series International Credit Fund (a)	521	5,059
Fidelity Series Investment Grade Bond Fund (a)	263,984	2,903,821
Fidelity Series Long-Term Treasury Bond Index Fund (a)	48,421	414,486
Fidelity Series Real Estate Income Fund (a)	3,734	39,844
TOTAL BOND FUNDS
(Cost $4,522,217)		4,427,670

Short-Term Funds - 18.0%
Fidelity Series Government Money Market Fund 2.45% (a)(b)	1,223,702	1,223,702
Fidelity Series Short-Term Credit Fund (a)	30,749	304,414
TOTAL SHORT-TERM FUNDS
(Cost $1,531,056)		1,528,116
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,690,819)		8,483,897
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,812)
NET ASSETS - 100%		$8,480,085

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$731	$--	$757	$--	$475	$(449)	$--
Fidelity Series All-Sector Equity Fund	110,047	18,049	62,420	12,975	1,910	(16,028)	51,558
Fidelity Series Blue Chip Growth Fund	116,386	20,532	30,236	13,468	1,614	(14,790)	93,506
Fidelity Series Canada Fund	30,864	5,858	6,619	671	(73)	(1,904)	28,126
Fidelity Series Commodity Strategy Fund	187,465	25,042	24,372	12,336	(677)	(19,075)	168,383
Fidelity Series Emerging Markets Debt Fund	54,635	1,613	5,218	1,613	(484)	(289)	50,257
Fidelity Series Emerging Markets Fund	--	45,040	3,467	171	(150)	(611)	40,812
Fidelity Series Emerging Markets Opportunities Fund	404,175	110,202	106,420	31,533	(4,419)	(37,757)	365,781
Fidelity Series Floating Rate High Income Fund	23,248	869	10,693	869	(314)	(320)	12,790
Fidelity Series Government Money Market Fund 2.45%	1,473,828	55,806	305,932	14,384	--	--	1,223,702
Fidelity Series Growth Company Fund	235,372	50,642	64,820	21,070	5,906	(37,367)	189,733
Fidelity Series High Income Fund	122,552	4,209	12,217	4,209	(514)	(3,288)	110,742
Fidelity Series Inflation-Protected Bond Index Fund	767,313	246,190	115,601	15,218	(2,446)	(4,785)	890,671
Fidelity Series International Credit Fund	4,978	139	--	139	--	(58)	5,059
Fidelity Series International Growth Fund	303,082	66,393	57,002	18,739	(325)	(36,147)	276,001
Fidelity Series International Small Cap Fund	72,673	17,411	11,297	6,367	(318)	(12,277)	66,192
Fidelity Series International Value Fund	304,063	46,461	35,518	10,180	(969)	(40,170)	273,867
Fidelity Series Intrinsic Opportunities Fund	279,619	25,528	29,177	20,517	1,859	(33,728)	244,101
Fidelity Series Investment Grade Bond Fund	3,173,905	113,170	398,803	53,956	(14,539)	30,088	2,903,821
Fidelity Series Large Cap Stock Fund	251,300	41,558	60,025	20,995	790	(32,823)	200,800
Fidelity Series Large Cap Value Index Fund	70,160	5,506	15,393	2,441	788	(5,157)	55,904
Fidelity Series Long-Term Treasury Bond Index Fund	368,267	115,837	75,985	6,369	(2,368)	8,735	414,486
Fidelity Series Opportunistic Insights Fund	126,769	19,848	32,411	8,651	1,639	(13,829)	102,016
Fidelity Series Real Estate Income Fund	43,474	2,210	4,652	2,210	(243)	(945)	39,844
Fidelity Series Short-Term Credit Fund	368,705	10,698	76,235	4,492	(1,012)	2,258	304,414
Fidelity Series Small Cap Discovery Fund	34,207	3,716	7,390	1,937	22	(3,602)	26,953
Fidelity Series Small Cap Opportunities Fund	105,032	20,147	24,939	10,610	1,227	(18,048)	83,419
Fidelity Series Stock Selector Large Cap Value Fund	191,829	22,173	43,389	12,753	(18)	(17,873)	152,722
Fidelity Series Value Discovery Fund	135,723	12,547	28,475	7,008	143	(11,701)	108,237
	$9,360,402	$1,107,394	$1,649,463	$315,881	$(12,496)	$(321,940)	$8,483,897

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $8,690,819)	$8,483,897
Total Investment in Securities (cost $8,690,819)		$8,483,897
Cash		1
Receivable for investments sold		113,962
Total assets		8,597,860
Liabilities
Payable for investments purchased	$113,463
Payable for fund shares redeemed	500
Accrued management fee	3,683
Distribution and service plan fees payable	129
Total liabilities		117,775
Net Assets		$8,480,085
Net Assets consist of:
Paid in capital		$8,595,370
Total distributable earnings (loss)		(115,285)
Net Assets		$8,480,085
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($129,820 ÷ 2,404.11 shares)		$54.00
Maximum offering price per share (100/94.25 of $54.00)		$57.29
Class M:
Net Asset Value and redemption price per share ($17,680 ÷ 326.74 shares)		$54.11
Maximum offering price per share (100/96.50 of $54.11)		$56.07
Class C:
Net Asset Value and offering price per share ($116,116 ÷ 2,168.38 shares)(a)		$53.55
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($8,181,893 ÷ 151,473.47 shares)		$54.02
Class I:
Net Asset Value, offering price and redemption price per share ($34,576 ÷ 640.22 shares)		$54.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$140,372
Expenses
Management fee	$23,180
Distribution and service plan fees	781
Independent trustees' fees and expenses	22
Total expenses		23,983
Net investment income (loss)		116,389
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(12,496)
Capital gain distributions from underlying funds:
Affiliated issuers	175,509
Total net realized gain (loss)		163,013
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(321,940)
Total change in net unrealized appreciation (depreciation)		(321,940)
Net gain (loss)		(158,927)
Net increase (decrease) in net assets resulting from operations		$(42,538)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$116,389	$172,365
Net realized gain (loss)	163,013	340,300
Change in net unrealized appreciation (depreciation)	(321,940)	(102,888)
Net increase (decrease) in net assets resulting from operations	(42,538)	409,777
Distributions to shareholders	(412,086)	–
Distributions to shareholders from net investment income	–	(170,513)
Distributions to shareholders from net realized gain	–	(1,501,816)
Total distributions	(412,086)	(1,672,329)
Share transactions - net increase (decrease)	(421,346)	(825,258)
Total increase (decrease) in net assets	(875,970)	(2,087,810)
Net Assets
Beginning of period	9,356,055	11,443,865
End of period	$8,480,085	$9,356,055
Other Information
Undistributed net investment income end of period		$13,606

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$56.78	$63.87	$60.07	$61.33	$59.84	$55.45
Income from Investment Operations
Net investment income (loss)A	.655	.808	.789	.799	.747	.740
Net realized and unrealized gain (loss)	(.922)	1.278	4.240	.112	2.210	4.505
Total from investment operations	(.267)	2.086	5.029	.911	2.957	5.245
Distributions from net investment income	(.694)	(.794)	(.754)	(.794)	(.746)	(.700)
Distributions from net realized gain	(1.819)	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(2.513)	(9.176)	(1.229)	(2.171)	(1.467)	(.855)
Net asset value, end of period	$54.00	$56.78	$63.87	$60.07	$61.33	$59.84
Total ReturnB,C,D	(.42)%	3.60%	8.51%	1.67%	5.00%	9.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.78%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.78%G	.78%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.78%G	.78%	.33%	.25%	.25%	.25%
Net investment income (loss)	2.40%G	1.40%	1.29%	1.38%	1.23%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$130	$133	$136	$156	$285	$257
Portfolio turnover rateE	25%G	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$56.89	$63.98	$60.19	$61.44	$59.95	$55.55
Income from Investment Operations
Net investment income (loss)A	.586	.664	.637	.658	.600	.597
Net realized and unrealized gain (loss)	(.928)	1.280	4.245	.118	2.211	4.507
Total from investment operations	(.342)	1.944	4.882	.776	2.811	5.104
Distributions from net investment income	(.619)	(.652)	(.617)	(.649)	(.600)	(.549)
Distributions from net realized gain	(1.819)	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(2.438)	(9.034)	(1.092)	(2.026)	(1.321)	(.704)
Net asset value, end of period	$54.11	$56.89	$63.98	$60.19	$61.44	$59.95
Total ReturnB,C,D	(.56)%	3.34%	8.24%	1.43%	4.74%	9.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.03%	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.03%G	1.03%	.58%	.50%	.50%	.50%
Expenses net of all reductions	1.03%G	1.03%	.58%	.50%	.50%	.50%
Net investment income (loss)	2.15%G	1.15%	1.04%	1.13%	.99%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$18	$18	$17	$16	$21	$17
Portfolio turnover rateE	25%G	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$56.32	$63.46	$59.76	$61.06	$59.64	$55.33
Income from Investment Operations
Net investment income (loss)A	.447	.373	.327	.361	.291	.303
Net realized and unrealized gain (loss)	(.916)	1.262	4.218	.115	2.202	4.486
Total from investment operations	(.469)	1.635	4.545	.476	2.493	4.789
Distributions from net investment income	(.482)	(.393)	(.370)	(.399)	(.352)	(.324)
Distributions from net realized gain	(1.819)	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(2.301)	(8.775)	(.845)	(1.776)	(1.073)	(.479)
Net asset value, end of period	$53.55	$56.32	$63.46	$59.76	$61.06	$59.64
Total ReturnB,C,D	(.80)%	2.82%	7.71%	.92%	4.22%	8.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.53%G	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.53%G	1.53%	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	1.65%G	.65%	.54%	.63%	.48%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$116	$117	$117	$200	$345	$353
Portfolio turnover rateE	25%G	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$56.80	$63.88	$60.07	$61.33	$59.84	$55.45
Income from Investment Operations
Net investment income (loss)A	.724	.955	.942	.944	.900	.888
Net realized and unrealized gain (loss)	(.922)	1.280	4.236	.116	2.209	4.502
Total from investment operations	(.198)	2.235	5.178	1.060	3.109	5.390
Distributions from net investment income	(.763)	(.933)	(.893)	(.943)	(.898)	(.845)
Distributions from net realized gain	(1.819)	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(2.582)	(9.315)	(1.368)	(2.320)	(1.619)	(1.000)
Net asset value, end of period	$54.02	$56.80	$63.88	$60.07	$61.33	$59.84
Total ReturnB,C	(.29)%	3.87%	8.78%	1.93%	5.27%	9.78%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%F,G	.53%	.08%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.52%F,G	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.52%F,G	.53%	.08%	-%	-%	-%
Net investment income (loss)	2.65%F	1.65%	1.54%	1.63%	1.48%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$8,182	$9,054	$11,140	$13,819	$17,079	$15,175
Portfolio turnover rateD	25%F	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$56.79	$63.88	$60.07	$61.33	$59.84	$55.45
Income from Investment Operations
Net investment income (loss)A	.723	.950	.942	.942	.902	.885
Net realized and unrealized gain (loss)	(.918)	1.280	4.238	.118	2.207	4.505
Total from investment operations	(.195)	2.230	5.180	1.060	3.109	5.390
Distributions from net investment income	(.766)	(.938)	(.895)	(.943)	(.898)	(.845)
Distributions from net realized gain	(1.819)	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(2.585)	(9.320)	(1.370)	(2.320)	(1.619)	(1.000)
Net asset value, end of period	$54.01	$56.79	$63.88	$60.07	$61.33	$59.84
Total ReturnB,C	(.29)%	3.86%	8.78%	1.93%	5.26%	9.78%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.53%	.08%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.53%F	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.53%F	.53%	.08%	-%	-%	-%
Net investment income (loss)	2.65%F	1.65%	1.54%	1.63%	1.48%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$35	$35	$33	$31	$32	$63
Portfolio turnover rateD	25%F	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.5
Fidelity Series Government Money Market Fund 2.45%	11.7
Fidelity Series Inflation-Protected Bond Index Fund	8.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Growth Fund	4.0
Fidelity Series International Value Fund	4.0
Fidelity Series Intrinsic Opportunities Fund	3.7
Fidelity Series Large Cap Stock Fund	3.3
Fidelity Series Growth Company Fund	3.1
79.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.0%
International Equity Funds	14.9%
Bond Funds	47.5%
Short-Term Funds	14.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	3,556	$33,244
Fidelity Series Blue Chip Growth Fund (a)	4,335	60,293
Fidelity Series Commodity Strategy Fund (a)	16,616	78,762
Fidelity Series Growth Company Fund (a)	7,816	122,324
Fidelity Series Intrinsic Opportunities Fund (a)	8,995	148,414
Fidelity Series Large Cap Stock Fund (a)	9,208	129,464
Fidelity Series Large Cap Value Index Fund (a)	2,999	36,046
Fidelity Series Opportunistic Insights Fund (a)	3,932	65,775
Fidelity Series Small Cap Discovery Fund (a)	1,620	17,378
Fidelity Series Small Cap Opportunities Fund (a)	4,215	53,786
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,511	98,468
Fidelity Series Value Discovery Fund (a)	5,725	69,787
TOTAL DOMESTIC EQUITY FUNDS
(Cost $930,416)		913,741

International Equity Funds - 14.9%
Fidelity Series Canada Fund (a)	1,614	16,280
Fidelity Series Emerging Markets Fund (a)	2,286	21,765
Fidelity Series Emerging Markets Opportunities Fund (a)	10,837	195,068
Fidelity Series International Growth Fund (a)	11,172	159,757
Fidelity Series International Small Cap Fund (a)	2,575	38,315
Fidelity Series International Value Fund (a)	17,363	158,528
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $627,134)		589,713

Bond Funds - 47.5%
Fidelity Series Emerging Markets Debt Fund (a)	2,469	23,629
Fidelity Series Floating Rate High Income Fund (a)	647	5,974
Fidelity Series High Income Fund (a)	5,594	51,801
Fidelity Series Inflation-Protected Bond Index Fund (a)	34,946	337,578
Fidelity Series International Credit Fund (a)	227	2,200
Fidelity Series Investment Grade Bond Fund (a)	113,450	1,247,952
Fidelity Series Long-Term Treasury Bond Index Fund (a)	23,272	199,211
Fidelity Series Real Estate Income Fund (a)	1,747	18,636
TOTAL BOND FUNDS
(Cost $1,926,779)		1,886,981

Short-Term Funds - 14.6%
Fidelity Series Government Money Market Fund 2.45% (a)(b)	463,275	463,275
Fidelity Series Short-Term Credit Fund (a)	11,676	115,589
TOTAL SHORT-TERM FUNDS
(Cost $579,847)		578,864
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,064,176)		3,969,299
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,943)
NET ASSETS - 100%		$3,967,356

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$367	$--	$380	$--	$259	$(246)	$--
Fidelity Series All-Sector Equity Fund	65,654	11,394	35,074	8,096	1,074	(9,804)	33,244
Fidelity Series Blue Chip Growth Fund	69,440	12,777	14,089	8,194	786	(8,621)	60,293
Fidelity Series Canada Fund	17,295	2,908	2,833	377	(48)	(1,042)	16,280
Fidelity Series Commodity Strategy Fund	85,015	10,398	7,699	5,556	(78)	(8,874)	78,762
Fidelity Series Emerging Markets Debt Fund	24,711	735	1,489	735	(70)	(258)	23,629
Fidelity Series Emerging Markets Fund	--	23,180	1,071	89	(37)	(307)	21,765
Fidelity Series Emerging Markets Opportunities Fund	209,224	53,904	46,566	16,401	(1,784)	(19,710)	195,068
Fidelity Series Floating Rate High Income Fund	10,438	368	4,572	368	(106)	(154)	5,974
Fidelity Series Government Money Market Fund 2.45%	535,787	24,165	96,677	5,274	--	--	463,275
Fidelity Series Growth Company Fund	140,421	31,732	30,282	13,315	2,494	(22,041)	122,324
Fidelity Series High Income Fund	55,599	1,928	4,034	1,928	(91)	(1,601)	51,801
Fidelity Series Inflation-Protected Bond Index Fund	279,847	93,628	33,258	5,702	(671)	(1,968)	337,578
Fidelity Series International Credit Fund	2,164	61	--	61	--	(25)	2,200
Fidelity Series International Growth Fund	169,750	33,808	23,385	10,605	(183)	(20,233)	159,757
Fidelity Series International Small Cap Fund	40,713	8,909	4,218	3,612	(158)	(6,931)	38,315
Fidelity Series International Value Fund	170,291	22,952	11,778	5,757	(389)	(22,548)	158,528
Fidelity Series Intrinsic Opportunities Fund	166,669	14,621	13,348	12,519	589	(20,117)	148,414
Fidelity Series Investment Grade Bond Fund	1,326,218	57,061	142,382	22,572	(4,983)	12,038	1,247,952
Fidelity Series Large Cap Stock Fund	149,922	25,021	26,139	12,771	237	(19,577)	129,464
Fidelity Series Large Cap Value Index Fund	41,863	3,595	6,780	1,522	355	(2,987)	36,046
Fidelity Series Long-Term Treasury Bond Index Fund	171,087	54,802	29,780	2,962	(780)	3,882	199,211
Fidelity Series Opportunistic Insights Fund	75,636	12,206	14,666	5,397	758	(8,159)	65,775
Fidelity Series Real Estate Income Fund	19,406	985	1,247	985	(43)	(465)	18,636
Fidelity Series Short-Term Credit Fund	134,079	4,902	23,868	1,649	(305)	781	115,589
Fidelity Series Small Cap Discovery Fund	20,413	2,604	3,531	1,208	(20)	(2,088)	17,378
Fidelity Series Small Cap Opportunities Fund	62,657	13,048	11,827	6,445	357	(10,449)	53,786
Fidelity Series Stock Selector Large Cap Value Fund	114,445	13,562	18,598	7,953	(21)	(10,920)	98,468
Fidelity Series Value Discovery Fund	80,978	7,757	11,904	4,368	59	(7,103)	69,787
	$4,240,089	$543,011	$621,475	$166,421	$(2,799)	$(189,527)	$3,969,299

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $4,064,176)	$3,969,299
Total Investment in Securities (cost $4,064,176)		$3,969,299
Receivable for investments sold		62,326
Total assets		4,031,625
Liabilities
Payable for investments purchased	$62,327
Accrued management fee	1,830
Distribution and service plan fees payable	112
Total liabilities		64,269
Net Assets		$3,967,356
Net Assets consist of:
Paid in capital		$4,004,465
Total distributable earnings (loss)		(37,109)
Net Assets		$3,967,356
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($232,519 ÷ 4,587.27 shares)		$50.69
Maximum offering price per share (100/94.25 of $50.69)		$53.78
Class M:
Net Asset Value and redemption price per share ($25,481 ÷ 501.79 shares)		$50.78
Maximum offering price per share (100/96.50 of $50.78)		$52.62
Class C:
Net Asset Value and offering price per share ($66,535 ÷ 1,319.96 shares)(a)		$50.41
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($3,461,399 ÷ 68,306.09 shares)		$50.67
Class I:
Net Asset Value, offering price and redemption price per share ($181,422 ÷ 3,579.97 shares)		$50.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$66,669
Expenses
Management fee	$11,382
Distribution and service plan fees	687
Independent trustees' fees and expenses	10
Total expenses		12,079
Net investment income (loss)		54,590
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,799)
Capital gain distributions from underlying funds:
Affiliated issuers	99,752
Total net realized gain (loss)		96,953
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(189,527)
Total change in net unrealized appreciation (depreciation)		(189,527)
Net gain (loss)		(92,574)
Net increase (decrease) in net assets resulting from operations		$(37,984)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,590	$72,702
Net realized gain (loss)	96,953	201,439
Change in net unrealized appreciation (depreciation)	(189,527)	(44,800)
Net increase (decrease) in net assets resulting from operations	(37,984)	229,341
Distributions to shareholders	(216,206)	–
Distributions to shareholders from net investment income	–	(72,474)
Distributions to shareholders from net realized gain	–	(1,056,365)
Total distributions	(216,206)	(1,128,839)
Share transactions - net increase (decrease)	(16,410)	(469,197)
Total increase (decrease) in net assets	(270,600)	(1,368,695)
Net Assets
Beginning of period	4,237,956	5,606,651
End of period	$3,967,356	$4,237,956
Other Information
Undistributed net investment income end of period		$5,254

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$53.98	$64.42	$59.82	$61.43	$59.85	$55.44
Income from Investment Operations
Net investment income (loss)A	.644	.739	.798	.797	.753	.741
Net realized and unrealized gain (loss)	(1.183)	1.737	4.786	(.018)	2.384	4.748
Total from investment operations	(.539)	2.476	5.584	.779	3.137	5.489
Distributions from net investment income	(.662)	(.726)	(.755)	(.795)	(.751)	(.723)
Distributions from net realized gain	(2.089)	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(2.751)	(12.916)	(.984)	(2.389)	(1.557)	(1.079)
Net asset value, end of period	$50.69	$53.98	$64.42	$59.82	$61.43	$59.85
Total ReturnB,C,D	(.95)%	4.46%	9.45%	1.47%	5.31%	9.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.83%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.82%G	.83%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.82%G	.82%	.33%	.25%	.25%	.25%
Net investment income (loss)	2.50%G	1.34%	1.30%	1.38%	1.24%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$233	$246	$289	$280	$300	$126
Portfolio turnover rateE	27%G	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$54.07	$64.50	$59.85	$61.44	$59.85	$55.44
Income from Investment Operations
Net investment income (loss)A	.579	.598	.642	.647	.602	.592
Net realized and unrealized gain (loss)	(1.188)	1.750	4.794	(.008)	2.387	4.742
Total from investment operations	(.609)	2.348	5.436	.639	2.989	5.334
Distributions from net investment income	(.592)	(.588)	(.557)	(.635)	(.593)	(.568)
Distributions from net realized gain	(2.089)	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(2.681)	(12.778)	(.786)	(2.229)	(1.399)	(.924)
Net asset value, end of period	$50.78	$54.07	$64.50	$59.85	$61.44	$59.85
Total ReturnB,C,D	(1.09)%	4.21%	9.18%	1.23%	5.06%	9.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.07%G	1.08%	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.07%G	1.08%	.58%	.50%	.50%	.50%
Expenses net of all reductions	1.07%G	1.07%	.58%	.50%	.50%	.50%
Net investment income (loss)	2.25%G	1.09%	1.05%	1.13%	.99%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$25	$26	$25	$94	$101	$96
Portfolio turnover rateE	27%G	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$53.69	$64.05	$59.58	$61.23	$59.74	$55.39
Income from Investment Operations
Net investment income (loss)A	.448	.331	.335	.363	.298	.300
Net realized and unrealized gain (loss)	(1.177)	1.719	4.758	(.014)	2.370	4.746
Total from investment operations	(.729)	2.050	5.093	.349	2.668	5.046
Distributions from net investment income	(.462)	(.220)	(.394)	(.405)	(.372)	(.340)
Distributions from net realized gain	(2.089)	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(2.551)	(12.410)	(.623)	(1.999)	(1.178)	(.696)
Net asset value, end of period	$50.41	$53.69	$64.05	$59.58	$61.23	$59.74
Total ReturnB,C,D	(1.33)%	3.68%	8.62%	.73%	4.52%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.57%G	1.57%H	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.57%G	1.57%H	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.57%G	1.56%H	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	1.75%G	.60%	.55%	.63%	.49%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$67	$67	$156	$144	$132	$54
Portfolio turnover rateE	27%G	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$53.97	$64.41	$59.81	$61.42	$59.82	$55.41
Income from Investment Operations
Net investment income (loss)A	.708	.879	.950	.940	.905	.885
Net realized and unrealized gain (loss)	(1.190)	1.740	4.778	(.017)	2.396	4.738
Total from investment operations	(.482)	2.619	5.728	.923	3.301	5.623
Distributions from net investment income	(.729)	(.869)	(.899)	(.939)	(.895)	(.857)
Distributions from net realized gain	(2.089)	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(2.818)	(13.059)	(1.128)	(2.533)	(1.701)	(1.213)
Net asset value, end of period	$50.67	$53.97	$64.41	$59.81	$61.42	$59.82
Total ReturnB,C	(.84)%	4.73%	9.71%	1.73%	5.60%	10.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%F	.58%	.08%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.57%F	.58%	.08%	-%	-%	-%
Expenses net of all reductions	.57%F	.57%	.08%	-%	-%	-%
Net investment income (loss)	2.75%F	1.59%	1.55%	1.63%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$3,461	$3,714	$4,885	$6,996	$8,622	$8,313
Portfolio turnover rateD	27%F	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$53.98	$64.42	$59.81	$61.42	$59.83	$55.42
Income from Investment Operations
Net investment income (loss)A	.707	.877	.951	.940	.906	.884
Net realized and unrealized gain (loss)	(1.188)	1.742	4.788	(.017)	2.385	4.739
Total from investment operations	(.481)	2.619	5.739	.923	3.291	5.623
Distributions from net investment income	(.730)	(.869)	(.900)	(.939)	(.895)	(.857)
Distributions from net realized gain	(2.089)	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(2.819)	(13.059)	(1.129)	(2.533)	(1.701)	(1.213)
Net asset value, end of period	$50.68	$53.98	$64.42	$59.81	$61.42	$59.83
Total ReturnB,C	(.84)%	4.73%	9.73%	1.73%	5.58%	10.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%F	.58%	.08%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.57%F	.58%	.08%	-%	-%	-%
Expenses net of all reductions	.57%F	.57%	.08%	-%	-%	-%
Net investment income (loss)	2.75%F	1.59%	1.55%	1.63%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$181	$185	$252	$232	$228	$217
Portfolio turnover rateD	27%F	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.8
Fidelity Series Government Money Market Fund 2.45%	8.8
Fidelity Series Inflation-Protected Bond Index Fund	6.6
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Intrinsic Opportunities Fund	5.0
Fidelity Series International Growth Fund	4.8
Fidelity Series International Value Fund	4.7
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Growth Company Fund	3.9
77.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.8%
International Equity Funds	17.3%
Bond Funds	43.0%
Short-Term Funds	11.0%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	3,475	$32,493
Fidelity Series Blue Chip Growth Fund (a)	4,236	58,926
Fidelity Series Commodity Strategy Fund (a)	12,814	60,737
Fidelity Series Growth Company Fund (a)	7,640	119,563
Fidelity Series Intrinsic Opportunities Fund (a)	9,227	152,239
Fidelity Series Large Cap Stock Fund (a)	9,001	126,555
Fidelity Series Large Cap Value Index Fund (a)	2,931	35,234
Fidelity Series Opportunistic Insights Fund (a)	3,843	64,289
Fidelity Series Small Cap Discovery Fund (a)	1,583	16,989
Fidelity Series Small Cap Opportunities Fund (a)	4,120	52,574
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,320	96,257
Fidelity Series Value Discovery Fund (a)	5,596	68,220
TOTAL DOMESTIC EQUITY FUNDS
(Cost $907,283)		884,076

International Equity Funds - 17.3%
Fidelity Series Canada Fund (a)	1,479	14,926
Fidelity Series Emerging Markets Fund (a)	1,984	18,885
Fidelity Series Emerging Markets Opportunities Fund (a)	9,403	169,262
Fidelity Series International Growth Fund (a)	10,242	146,464
Fidelity Series International Small Cap Fund (a)	2,361	35,127
Fidelity Series International Value Fund (a)	15,919	145,342
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $566,083)		530,006

Bond Funds - 43.0%
Fidelity Series Emerging Markets Debt Fund (a)	1,916	18,336
Fidelity Series Floating Rate High Income Fund (a)	501	4,629
Fidelity Series High Income Fund (a)	4,330	40,098
Fidelity Series Inflation-Protected Bond Index Fund (a)	20,883	201,734
Fidelity Series International Credit Fund (a)	182	1,762
Fidelity Series Investment Grade Bond Fund (a)	80,368	884,046
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,182	155,640
Fidelity Series Real Estate Income Fund (a)	1,348	14,388
TOTAL BOND FUNDS
(Cost $1,348,534)		1,320,633

Short-Term Funds - 11.0%
Fidelity Series Government Money Market Fund 2.45% (a)(b)	271,421	271,421
Fidelity Series Short-Term Credit Fund (a)	6,760	66,927
TOTAL SHORT-TERM FUNDS
(Cost $338,903)		338,348
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,160,803)		3,073,063
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,672)
NET ASSETS - 100%		$3,071,391

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$524	$--	$543	$--	$400	$(381)	$--
Fidelity Series All-Sector Equity Fund	65,947	11,021	35,641	8,028	1,200	(10,034)	32,493
Fidelity Series Blue Chip Growth Fund	69,753	12,446	14,882	8,337	425	(8,816)	58,926
Fidelity Series Canada Fund	16,716	2,327	2,994	358	(25)	(1,098)	14,926
Fidelity Series Commodity Strategy Fund	69,399	7,704	9,037	4,564	(355)	(6,974)	60,737
Fidelity Series Emerging Markets Debt Fund	20,116	592	2,079	592	(155)	(138)	18,336
Fidelity Series Emerging Markets Fund	--	20,880	1,625	79	(62)	(308)	18,885
Fidelity Series Emerging Markets Opportunities Fund	192,304	46,820	49,714	14,572	(1,678)	(18,470)	169,262
Fidelity Series Floating Rate High Income Fund	8,375	307	3,832	307	(108)	(113)	4,629
Fidelity Series Government Money Market Fund 2.45%	328,607	15,516	72,702	3,200	--	--	271,421
Fidelity Series Growth Company Fund	141,066	32,168	34,055	12,716	2,530	(22,146)	119,563
Fidelity Series High Income Fund	45,405	1,550	5,460	1,550	(237)	(1,160)	40,098
Fidelity Series Inflation-Protected Bond Index Fund	175,741	61,458	33,718	3,454	(775)	(972)	201,734
Fidelity Series International Credit Fund	1,734	49	--	49	--	(21)	1,762
Fidelity Series International Growth Fund	164,025	29,197	26,789	9,974	(157)	(19,812)	146,464
Fidelity Series International Small Cap Fund	39,346	7,805	5,174	3,403	(153)	(6,697)	35,127
Fidelity Series International Value Fund	164,543	20,517	17,470	5,434	(783)	(21,465)	145,342
Fidelity Series Intrinsic Opportunities Fund	167,450	14,557	9,719	12,790	192	(20,241)	152,239
Fidelity Series Investment Grade Bond Fund	997,223	45,416	162,938	16,563	(6,233)	10,578	884,046
Fidelity Series Large Cap Stock Fund	150,612	25,209	29,520	12,768	(176)	(19,570)	126,555
Fidelity Series Large Cap Value Index Fund	42,046	3,230	7,300	1,511	306	(3,048)	35,234
Fidelity Series Long-Term Treasury Bond Index Fund	143,357	44,905	34,828	2,432	(1,309)	3,515	155,640
Fidelity Series Opportunistic Insights Fund	75,980	12,032	16,009	5,351	628	(8,342)	64,289
Fidelity Series Real Estate Income Fund	15,649	795	1,629	795	(96)	(331)	14,388
Fidelity Series Short-Term Credit Fund	82,275	2,572	18,191	998	(246)	517	66,927
Fidelity Series Small Cap Discovery Fund	20,495	2,249	3,510	1,197	(32)	(2,213)	16,989
Fidelity Series Small Cap Opportunities Fund	62,933	13,219	13,024	6,566	(139)	(10,415)	52,574
Fidelity Series Stock Selector Large Cap Value Fund	114,965	13,500	21,030	7,892	(64)	(11,114)	96,257
Fidelity Series Value Discovery Fund	81,347	7,525	13,436	4,336	(57)	(7,159)	68,220
	$3,457,933	$455,566	$646,849	$149,816	$(7,159)	$(186,428)	$3,073,063

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,160,803)	$3,073,063
Total Investment in Securities (cost $3,160,803)		$3,073,063
Cash		2
Receivable for investments sold		45,898
Total assets		3,118,963
Liabilities
Payable for investments purchased	$44,651
Payable for fund shares redeemed	1,250
Accrued management fee	1,525
Distribution and service plan fees payable	146
Total liabilities		47,572
Net Assets		$3,071,391
Net Assets consist of:
Paid in capital		$3,106,394
Total distributable earnings (loss)		(35,003)
Net Assets		$3,071,391
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($16,944 ÷ 347.43 shares)		$48.77
Maximum offering price per share (100/94.25 of $48.77)		$51.75
Class M:
Net Asset Value and redemption price per share ($163,332 ÷ 3,351.66 shares)		$48.73
Maximum offering price per share (100/96.50 of $48.73)		$50.50
Class C:
Net Asset Value and offering price per share ($92,571 ÷ 1,921.82 shares)(a)		$48.17
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($2,771,018 ÷ 56,805.72 shares)		$48.78
Class I:
Net Asset Value, offering price and redemption price per share ($27,526 ÷ 564.39 shares)		$48.77

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$54,648
Expenses
Management fee	$9,844
Distribution and service plan fees	907
Independent trustees' fees and expenses	8
Total expenses		10,759
Net investment income (loss)		43,889
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(7,159)
Capital gain distributions from underlying funds:
Affiliated issuers	95,168
Total net realized gain (loss)		88,009
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(186,428)
Total change in net unrealized appreciation (depreciation)		(186,428)
Net gain (loss)		(98,419)
Net increase (decrease) in net assets resulting from operations		$(54,530)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,889	$55,704
Net realized gain (loss)	88,009	179,740
Change in net unrealized appreciation (depreciation)	(186,428)	(25,785)
Net increase (decrease) in net assets resulting from operations	(54,530)	209,659
Distributions to shareholders	(190,717)	–
Distributions to shareholders from net investment income	–	(56,168)
Distributions to shareholders from net realized gain	–	(829,320)
Total distributions	(190,717)	(885,488)
Share transactions - net increase (decrease)	(139,365)	(509,902)
Total increase (decrease) in net assets	(384,612)	(1,185,731)
Net Assets
Beginning of period	3,456,003	4,641,734
End of period	$3,071,391	$3,456,003
Other Information
Undistributed net investment income end of period		$3,287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$52.52	$62.67	$57.92	$59.57	$57.74	$54.44
Income from Investment Operations
Net investment income (loss)A	.628	.676	.776	.774	.718	.738
Net realized and unrealized gain (loss)	(1.439)	2.152	5.041	(.138)	2.463	4.763
Total from investment operations	(.811)	2.828	5.817	.636	3.181	5.501
Distributions from net investment income	(.664)	(.685)	(.706)	(.766)	(.712)	(.688)
Distributions from net realized gain	(2.275)	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(2.939)	(12.978)	(1.067)	(2.286)	(1.351)	(2.201)
Net asset value, end of period	$48.77	$52.52	$62.67	$57.92	$59.57	$57.74
Total ReturnB,C,D	(1.50)%	5.29%	10.19%	1.27%	5.58%	10.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G,H	.87%	.34%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.85%G,H	.87%	.34%	.25%	.25%	.25%
Expenses net of all reductions	.85%G,H	.87%	.34%	.25%	.25%	.25%
Net investment income (loss)	2.53%G	1.26%	1.29%	1.39%	1.22%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$17	$17	$17	$62	$172	$178
Portfolio turnover rateE	28%G	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$52.48	$62.61	$57.90	$59.56	$57.74	$54.44
Income from Investment Operations
Net investment income (loss)A	.565	.545	.611	.635	.571	.599
Net realized and unrealized gain (loss)	(1.441)	2.159	5.045	(.140)	2.456	4.761
Total from investment operations	(.876)	2.704	5.656	.495	3.027	5.360
Distributions from net investment income	(.599)	(.541)	(.585)	(.635)	(.568)	(.547)
Distributions from net realized gain	(2.275)	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(2.874)	(12.834)	(.946)	(2.155)	(1.207)	(2.060)
Net asset value, end of period	$48.73	$52.48	$62.61	$57.90	$59.56	$57.74
Total ReturnB,C,D	(1.63)%	5.05%	9.90%	1.02%	5.30%	10.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%G	1.12%	.60%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.11%G	1.12%	.60%	.50%	.50%	.50%
Expenses net of all reductions	1.11%G	1.11%	.60%	.50%	.50%	.50%
Net investment income (loss)	2.27%G	1.02%	1.03%	1.14%	.97%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$163	$173	$186	$183	$191	$190
Portfolio turnover rateE	28%G	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$51.91	$62.16	$57.58	$59.30	$57.56	$54.33
Income from Investment Operations
Net investment income (loss)A	.436	.275	.312	.355	.276	.315
Net realized and unrealized gain (loss)	(1.418)	2.133	5.021	(.151)	2.444	4.755
Total from investment operations	(.982)	2.408	5.333	.204	2.720	5.070
Distributions from net investment income	(.483)	(.365)	(.392)	(.404)	(.341)	(.327)
Distributions from net realized gain	(2.275)	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(2.758)	(12.658)	(.753)	(1.924)	(.980)	(1.840)
Net asset value, end of period	$48.17	$51.91	$62.16	$57.58	$59.30	$57.56
Total ReturnB,C,D	(1.86)%	4.52%	9.37%	.50%	4.77%	9.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.61%G	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.61%G	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%G	1.61%	1.10%	1.00%	1.00%	1.00%
Net investment income (loss)	1.77%G	.52%	.53%	.64%	.47%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$93	$99	$98	$93	$104	$110
Portfolio turnover rateE	28%G	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$52.53	$62.67	$57.92	$59.58	$57.75	$54.45
Income from Investment Operations
Net investment income (loss)A	.691	.818	.909	.915	.865	.881
Net realized and unrealized gain (loss)	(1.439)	2.145	5.058	(.145)	2.464	4.759
Total from investment operations	(.748)	2.963	5.967	.770	3.329	5.640
Distributions from net investment income	(.727)	(.810)	(.856)	(.910)	(.860)	(.827)
Distributions from net realized gain	(2.275)	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(3.002)	(13.103)	(1.217)	(2.430)	(1.499)	(2.340)
Net asset value, end of period	$48.78	$52.53	$62.67	$57.92	$59.58	$57.75
Total ReturnB,C	(1.37)%	5.56%	10.47%	1.52%	5.84%	10.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.61%F	.62%	.10%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.61%F	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.61%F	.61%	.10%	-%	-%	-%
Net investment income (loss)	2.77%F	1.52%	1.53%	1.64%	1.47%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$2,771	$3,139	$4,314	$4,597	$6,181	$6,017
Portfolio turnover rateD	28%F	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$52.53	$62.67	$57.92	$59.58	$57.75	$54.45
Income from Investment Operations
Net investment income (loss)A	.689	.812	.909	.913	.865	.879
Net realized and unrealized gain (loss)	(1.443)	2.161	5.048	(.143)	2.464	4.761
Total from investment operations	(.754)	2.973	5.957	.770	3.329	5.640
Distributions from net investment income	(.731)	(.820)	(.846)	(.910)	(.860)	(.827)
Distributions from net realized gain	(2.275)	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(3.006)	(13.113)	(1.207)	(2.430)	(1.499)	(2.340)
Net asset value, end of period	$48.77	$52.53	$62.67	$57.92	$59.58	$57.75
Total ReturnB,C	(1.39)%	5.58%	10.45%	1.52%	5.84%	10.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.61%F	.62%	.10%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.61%F	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.61%F	.61%	.10%	-%	-%	-%
Net investment income (loss)	2.77%F	1.52%	1.53%	1.64%	1.47%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$28	$28	$26	$33	$34	$32
Portfolio turnover rateD	28%F	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.3
Fidelity Series Government Money Market Fund 2.45%	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.6
Fidelity Series Inflation-Protected Bond Index Fund	5.4
Fidelity Series Intrinsic Opportunities Fund	5.4
Fidelity Series International Growth Fund	5.3
Fidelity Series International Value Fund	5.2
Fidelity Series Large Cap Stock Fund	4.7
Fidelity Series Growth Company Fund	4.5
75.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.4%
International Equity Funds	18.9%
Bond Funds	39.9%
Short-Term Funds	8.5%
Net Other Assets (Liabilities)	0.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	22,180	$207,385
Fidelity Series Blue Chip Growth Fund (a)	27,039	376,108
Fidelity Series Commodity Strategy Fund (a)	70,637	334,818
Fidelity Series Growth Company Fund (a)	48,754	763,007
Fidelity Series Intrinsic Opportunities Fund (a)	55,836	921,287
Fidelity Series Large Cap Stock Fund (a)	57,442	807,634
Fidelity Series Large Cap Value Index Fund (a)	18,708	224,871
Fidelity Series Opportunistic Insights Fund (a)	24,524	410,290
Fidelity Series Small Cap Discovery Fund (a)	10,105	108,422
Fidelity Series Small Cap Opportunities Fund (a)	26,295	335,526
Fidelity Series Stock Selector Large Cap Value Fund (a)	53,093	614,286
Fidelity Series Value Discovery Fund (a)	35,715	435,367
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,695,245)		5,539,001

International Equity Funds - 18.9%
Fidelity Series Canada Fund (a)	9,086	91,677
Fidelity Series Emerging Markets Fund (a)	11,792	112,261
Fidelity Series Emerging Markets Opportunities Fund (a)	55,904	1,006,263
Fidelity Series International Growth Fund (a)	62,906	899,558
Fidelity Series International Small Cap Fund (a)	14,499	215,749
Fidelity Series International Value Fund (a)	97,777	892,707
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,431,565)		3,218,215

Bond Funds - 39.9%
Fidelity Series Emerging Markets Debt Fund (a)	10,640	101,829
Fidelity Series Floating Rate High Income Fund (a)	2,771	25,580
Fidelity Series High Income Fund (a)	23,978	222,037
Fidelity Series Inflation-Protected Bond Index Fund (a)	96,121	928,531
Fidelity Series International Credit Fund (a)	1,211	11,755
Fidelity Series Investment Grade Bond Fund (a)	407,863	4,486,491
Fidelity Series Long-Term Treasury Bond Index Fund (a)	112,031	958,981
Fidelity Series Real Estate Income Fund (a)	7,427	79,245
TOTAL BOND FUNDS
(Cost $6,953,301)		6,814,449

Short-Term Funds - 8.5%
Fidelity Series Government Money Market Fund 2.45% (a)(b)	1,159,501	1,159,501
Fidelity Series Short-Term Credit Fund (a)	29,131	288,398
TOTAL SHORT-TERM FUNDS
(Cost $1,450,037)		1,447,899
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $17,530,148)		17,019,564
NET OTHER ASSETS (LIABILITIES) - 0.3%		50,493
NET ASSETS - 100%		$17,070,057

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$3,246	$--	$3,416	$--	$2,211	$(2,041)	$--
Fidelity Series All-Sector Equity Fund	391,864	68,440	198,032	50,374	6,822	(61,709)	207,385
Fidelity Series Blue Chip Growth Fund	414,489	76,981	65,773	50,811	1,952	(51,541)	376,108
Fidelity Series Canada Fund	96,796	14,368	13,216	2,126	(272)	(5,999)	91,677
Fidelity Series Commodity Strategy Fund	365,338	38,531	30,103	24,178	(277)	(38,671)	334,818
Fidelity Series Emerging Markets Debt Fund	105,737	3,176	5,707	3,176	(313)	(1,064)	101,829
Fidelity Series Emerging Markets Fund	--	117,485	3,466	456	(150)	(1,608)	112,261
Fidelity Series Emerging Markets Opportunities Fund	1,085,348	252,078	219,118	84,975	(8,826)	(103,219)	1,006,263
Fidelity Series Floating Rate High Income Fund	43,719	1,473	18,591	1,473	(347)	(674)	25,580
Fidelity Series Government Money Market Fund 2.45%	1,341,884	75,545	257,928	13,228	--	--	1,159,501
Fidelity Series Growth Company Fund	838,220	192,615	143,740	82,829	8,354	(132,442)	763,007
Fidelity Series High Income Fund	238,992	8,367	17,935	8,367	(568)	(6,819)	222,037
Fidelity Series Inflation-Protected Bond Index Fund	769,222	271,135	104,191	15,816	(2,371)	(5,264)	928,531
Fidelity Series International Credit Fund	11,566	324	--	324	--	(135)	11,755
Fidelity Series International Growth Fund	950,575	160,119	94,655	59,953	(786)	(115,695)	899,558
Fidelity Series International Small Cap Fund	227,964	43,672	15,593	20,460	(558)	(39,736)	215,749
Fidelity Series International Value Fund	953,555	117,248	48,418	32,699	(1,632)	(128,046)	892,707
Fidelity Series Intrinsic Opportunities Fund	995,166	95,168	48,091	76,918	(219)	(120,737)	921,287
Fidelity Series Investment Grade Bond Fund	4,854,952	238,120	630,709	81,820	(22,704)	46,832	4,486,491
Fidelity Series Large Cap Stock Fund	894,968	148,204	116,581	77,471	(69)	(118,888)	807,634
Fidelity Series Large Cap Value Index Fund	249,826	20,715	29,180	9,439	1,345	(17,835)	224,871
Fidelity Series Long-Term Treasury Bond Index Fund	848,495	253,597	157,800	14,401	(6,048)	20,737	958,981
Fidelity Series Opportunistic Insights Fund	451,501	72,455	67,026	33,460	2,667	(49,307)	410,290
Fidelity Series Real Estate Income Fund	81,720	4,214	4,483	4,214	(155)	(2,051)	79,245
Fidelity Series Short-Term Credit Fund	336,016	14,315	63,103	4,142	(826)	1,996	288,398
Fidelity Series Small Cap Discovery Fund	121,640	15,596	15,674	7,472	(691)	(12,449)	108,422
Fidelity Series Small Cap Opportunities Fund	373,930	79,286	54,417	39,886	(1,091)	(62,182)	335,526
Fidelity Series Stock Selector Large Cap Value Fund	683,114	79,873	80,385	49,312	(238)	(68,078)	614,286
Fidelity Series Value Discovery Fund	483,387	45,026	49,117	27,082	117	(44,046)	435,367
	$18,213,230	$2,508,126	$2,556,448	$876,862	$(24,673)	$(1,120,671)	$17,019,564

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $17,530,148)	$17,019,564
Total Investment in Securities (cost $17,530,148)		$17,019,564
Receivable for investments sold		277,376
Total assets		17,296,940
Liabilities
Payable for investments purchased	$277,388
Accrued management fee	9,074
Distribution and service plan fees payable	421
Total liabilities		286,883
Net Assets		$17,010,057
Net Assets consist of:
Paid in capital		$17,175,318
Total distributable earnings (loss)		(165,261)
Net Assets		$17,010,057
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($532,924 ÷ 10,638.25 shares)		$50.10
Maximum offering price per share (100/94.25 of $50.10)		$53.16
Class M:
Net Asset Value and redemption price per share ($478,849 ÷ 9,560.29 shares)		$50.09
Maximum offering price per share (100/96.50 of $50.09)		$51.91
Class C:
Net Asset Value and offering price per share ($141,865 ÷ 2,869.40 shares)(a)		$49.44
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($15,828,481 ÷ 315,755.82 shares)		$50.13
Class I:
Net Asset Value, offering price and redemption price per share ($27,938 ÷ 556.56 shares)		$50.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$300,841
Expenses
Management fee	$56,354
Distribution and service plan fees	2,603
Independent trustees' fees and expenses	43
Total expenses		59,000
Net investment income (loss)		241,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(24,673)
Capital gain distributions from underlying funds:
Affiliated issuers	576,021
Total net realized gain (loss)		551,348
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,120,671)
Total change in net unrealized appreciation (depreciation)		(1,120,671)
Net gain (loss)		(569,323)
Net increase (decrease) in net assets resulting from operations		$(327,482)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$241,841	$291,242
Net realized gain (loss)	551,348	977,298
Change in net unrealized appreciation (depreciation)	(1,120,671)	(52,762)
Net increase (decrease) in net assets resulting from operations	(327,482)	1,215,778
Distributions to shareholders	(1,062,674)	–
Distributions to shareholders from net investment income	–	(289,736)
Distributions to shareholders from net realized gain	–	(4,301,071)
Total distributions	(1,062,674)	(4,590,807)
Share transactions - net increase (decrease)	197,511	(1,928,667)
Total increase (decrease) in net assets	(1,192,645)	(5,303,696)
Net Assets
Beginning of period	18,202,702	23,506,398
End of period	$17,010,057	$18,202,702
Other Information
Undistributed net investment income end of period		$17,719

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$54.27	$64.30	$59.20	$61.04	$59.16	$55.32
Income from Investment Operations
Net investment income (loss)A	.659	.678	.800	.798	.756	.755
Net realized and unrealized gain (loss)	(1.695)	2.470	5.517	(.292)	2.687	5.194
Total from investment operations	(1.036)	3.148	6.317	.506	3.443	5.949
Distributions from net investment income	(.684)	(.654)	(.749)	(.802)	(.750)	(.747)
Distributions from net realized gain	(2.450)	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(3.134)	(13.178)	(1.217)	(2.346)	(1.563)	(2.109)
Net asset value, end of period	$50.10	$54.27	$64.30	$59.20	$61.04	$59.16
Total ReturnB,C,D	(1.87)%	5.74%	10.85%	1.03%	5.90%	11.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.90%G	.91%	.35%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.90%G	.91%	.35%	.25%	.25%	.25%
Expenses net of all reductions	.90%G	.91%	.35%	.25%	.25%	.25%
Net investment income (loss)	2.58%G	1.23%	1.31%	1.40%	1.26%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$533	$577	$592	$536	$636	$565
Portfolio turnover rateE	29%G	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$54.26	$64.30	$59.21	$61.05	$59.18	$55.33
Income from Investment Operations
Net investment income (loss)A	.595	.540	.648	.655	.605	.605
Net realized and unrealized gain (loss)	(1.697)	2.477	5.517	(.294)	2.677	5.216
Total from investment operations	(1.102)	3.017	6.165	.361	3.282	5.821
Distributions from net investment income	(.618)	(.533)	(.607)	(.657)	(.599)	(.609)
Distributions from net realized gain	(2.450)	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(3.068)	(13.057)	(1.075)	(2.201)	(1.412)	(1.971)
Net asset value, end of period	$50.09	$54.26	$64.30	$59.21	$61.05	$59.18
Total ReturnB,C,D	(2.00)%	5.49%	10.58%	.78%	5.62%	10.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.15%G	1.16%	.60%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.15%G	1.16%	.60%	.50%	.50%	.50%
Expenses net of all reductions	1.15%G	1.16%	.60%	.50%	.50%	.50%
Net investment income (loss)	2.33%G	.98%	1.07%	1.15%	1.01%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$479	$500	$497	$479	$543	$482
Portfolio turnover rateE	29%G	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$53.61	$63.81	$58.87	$60.79	$59.00	$55.21
Income from Investment Operations
Net investment income (loss)A	.461	.263	.342	.368	.306	.317
Net realized and unrealized gain (loss)	(1.676)	2.445	5.478	(.293)	2.673	5.194
Total from investment operations	(1.215)	2.708	5.820	.075	2.979	5.511
Distributions from net investment income	(.505)	(.384)	(.412)	(.451)	(.376)	(.359)
Distributions from net realized gain	(2.450)	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(2.955)	(12.908)	(.880)	(1.995)	(1.189)	(1.721)
Net asset value, end of period	$49.44	$53.61	$63.81	$58.87	$60.79	$59.00
Total ReturnB,C,D	(2.24)%	4.96%	10.02%	.28%	5.11%	10.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.65%G	1.66%	1.10%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.65%G	1.66%	1.09%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.65%G	1.66%	1.09%	1.00%	1.00%	1.00%
Net investment income (loss)	1.82%G	.48%	.57%	.65%	.51%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$142	$145	$216	$498	$594	$366
Portfolio turnover rateE	29%G	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$54.31	$64.34	$59.22	$61.06	$59.18	$55.32
Income from Investment Operations
Net investment income (loss)A	.724	.820	.951	.941	.906	.896
Net realized and unrealized gain (loss)	(1.702)	2.468	5.523	(.293)	2.687	5.202
Total from investment operations	(.978)	3.288	6.474	.648	3.593	6.098
Distributions from net investment income	(.752)	(.794)	(.886)	(.944)	(.900)	(.876)
Distributions from net realized gain	(2.450)	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(3.202)	(13.318)	(1.354)	(2.488)	(1.713)	(2.238)
Net asset value, end of period	$50.13	$54.31	$64.34	$59.22	$61.06	$59.18
Total ReturnB,C	(1.76)%	6.01%	11.13%	1.29%	6.17%	11.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.65%F	.66%	.10%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.65%F	.66%	.10%	-%	-%	-%
Expenses net of all reductions	.65%F	.66%	.10%	-%	-%	-%
Net investment income (loss)	2.83%F	1.48%	1.56%	1.65%	1.51%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$15,828	$16,953	$22,122	$27,774	$34,087	$32,313
Portfolio turnover rateD	29%F	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$54.38	$64.33	$59.21	$61.06	$59.18	$55.31
Income from Investment Operations
Net investment income (loss)A	.724	.835	.953	.943	.906	.897
Net realized and unrealized gain (loss)	(1.702)	2.466	5.521	(.305)	2.687	5.211
Total from investment operations	(.978)	3.301	6.474	.638	3.593	6.108
Distributions from net investment income	(.752)	(.727)	(.886)	(.944)	(.900)	(.876)
Distributions from net realized gain	(2.450)	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(3.202)	(13.251)	(1.354)	(2.488)	(1.713)	(2.238)
Net asset value, end of period	$50.20	$54.38	$64.33	$59.21	$61.06	$59.18
Total ReturnB,C	(1.75)%	6.03%	11.14%	1.27%	6.17%	11.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.65%F	.66%	.10%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.65%F	.66%	.10%	-%	-%	-%
Expenses net of all reductions	.65%F	.65%	.10%	-%	-%	-%
Net investment income (loss)	2.83%F	1.49%	1.56%	1.65%	1.51%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$28	$28	$79	$78	$148	$109
Portfolio turnover rateD	29%F	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The Funds' investment objective is intended to support a withdrawal strategy to provide shareholders with income in retirement starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

Class A, Class M, Class C, Fidelity Managed Retirement shares and Class I of each Fund are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

In March 2019 the Board of Trustees approved to reopen Managed Retirement shares of each Fund effective April 1, 2019.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$6,087,122	$11,761	$(145,564)	$(133,803)
Fidelity Managed Retirement 2005 Fund	5,702,731	9,725	(139,272)	(129,547)
Fidelity Managed Retirement 2010 Fund	8,697,108	29,620	(242,831)	(213,211)
Fidelity Managed Retirement 2015 Fund	4,068,143	25,389	(124,233)	(98,844)
Fidelity Managed Retirement 2020 Fund	3,166,069	15,913	(108,919)	(93,006)
Fidelity Managed Retirement 2025 Fund	17,544,958	103,968	(629,362)	(525,394)

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Purchases and Sales of Investments.

Purchases and sales of securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	669,308	1,631,212
Fidelity Managed Retirement 2005 Fund	662,398	1,309,187
Fidelity Managed Retirement 2010 Fund	1,107,394	1,649,463
Fidelity Managed Retirement 2015 Fund	543,011	621,475
Fidelity Managed Retirement 2020 Fund	455,566	646,849
Fidelity Managed Retirement 2025 Fund	2,508,126	2,556,448

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Managed Retirement Income Fund	.465%
Fidelity Managed Retirement 2005 Fund	.482%
Fidelity Managed Retirement 2010 Fund	.525%
Fidelity Managed Retirement 2015 Fund	.567%
Fidelity Managed Retirement 2020 Fund	.610%
Fidelity Managed Retirement 2025 Fund	.652%

In March 2019 the Board of Trustees approved an amended and restated management contract for each Fund effective April 1, 2019 whereby each Class of each Fund will pay an annual management fee rate as set forth below.

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Managed Retirement Income Fund	.45%
Fidelity Managed Retirement 2005 Fund	.45%
Fidelity Managed Retirement 2010 Fund	.46%
Fidelity Managed Retirement 2015 Fund	.47%
Fidelity Managed Retirement 2020 Fund	.47%
Fidelity Managed Retirement 2025 Fund	.48%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$180	$–
Class M	.25%	.25%	114	2
Class C	.75%	.25%	239	–
			$533	$2
Fidelity Managed Retirement 2005 Fund
Class A	-%	.25%	$342	$14
Class M	.25%	.25%	578	–
Class C	.75%	.25%	480	9
			$1,400	$23
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$162	$9
Class M	.25%	.25%	44	20
Class C	.75%	.25%	575	–
			$781	$29
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$294	$33
Class M	.25%	.25%	63	63
Class C	.75%	.25%	330	26
			$687	$122
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$21	$13
Class M	.25%	.25%	414	–
Class C	.75%	.25%	472	5
			$907	$18
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$693	$–
Class M	.25%	.25%	1,205	–
Class C	.75%	.25%	705	–
			$2,603	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Managed Retirement 2005 Fund	$2

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2019	Year ended July 31, 2018
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$5,307	$–
Class A	1,572	–
Class C	1,595	–
Fidelity Managed Retirement Income	219,915	–
Class I	2,126	–
Total	$230,515	$–
From net investment income
Class A	$–	$2,802
Class M	–	760
Class C	–	398
Fidelity Managed Retirement Income	–	169,830
Class I	–	1,146
Total	$–	$174,936
From net realized gain
Class A	$–	$18,004
Class M	–	4,923
Class C	–	3,422
Fidelity Managed Retirement Income	–	693,468
Class I	–	4,839
Total	$–	$724,656
Fidelity Managed Retirement 2005 Fund
Distributions to shareholders
Class A	$11,302	$–
Class M	9,232	–
Class C	3,636	–
Fidelity Managed Retirement 2005	225,949	–
Class I	892	–
Total	$251,011	$–
From net investment income
Class A	$–	$4,642
Class M	–	3,151
Class C	–	968
Fidelity Managed Retirement 2005	–	120,677
Class I	–	1,593
Total	$–	$131,031
From net realized gain
Class A	$–	$28,834
Class M	–	24,902
Class C	–	21,222
Fidelity Managed Retirement 2005	–	707,660
Class I	–	3,407
Total	$–	$786,025
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$5,919	$–
Class M	771	–
Class C	4,835	–
Fidelity Managed Retirement 2010	398,961	–
Class I	1,600	–
Total	$412,086	$–
From net investment income
Class A	$–	$1,828
Class M	–	199
Class C	–	819
Fidelity Managed Retirement 2010	–	167,110
Class I	–	557
Total	$–	$170,513
From net realized gain
Class A	$–	$17,987
Class M	–	2,275
Class C	–	15,519
Fidelity Managed Retirement 2010	–	1,461,609
Class I	–	4,426
Total	$–	$1,501,816
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$12,535	$–
Class M	1,294	–
Class C	3,243	–
Fidelity Managed Retirement 2015	189,343	–
Class I	9,791	–
Total	$216,206	$–
From net investment income
Class A	$–	$3,297
Class M	–	273
Class C	–	324
Fidelity Managed Retirement 2015	–	64,928
Class I	–	3,652
Total	$–	$72,474
From net realized gain
Class A	$–	$54,663
Class M	–	4,734
Class C	–	28,815
Fidelity Managed Retirement 2015	–	920,185
Class I	–	47,968
Total	$–	$1,056,365
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$982	$–
Class M	9,479	–
Class C	5,220	–
Fidelity Managed Retirement 2020	173,413	–
Class I	1,623	–
Total	$190,717	$–
From net investment income
Class A	$–	$219
Class M	–	1,823
Class C	–	681
Fidelity Managed Retirement 2020	–	53,026
Class I	–	419
Total	$–	$56,168
From net realized gain
Class A	$–	$3,378
Class M	–	36,645
Class C	–	19,556
Fidelity Managed Retirement 2020	–	764,479
Class I	–	5,262
Total	$–	$829,320
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$33,666	$–
Class M	28,498	–
Class C	8,109	–
Fidelity Managed Retirement 2025	990,699	–
Class I	1,702	–
Total	$1,062,674	$–
From net investment income
Class A	$–	$7,261
Class M	–	4,900
Class C	–	1,458
Fidelity Managed Retirement 2025	–	275,607
Class I	–	510
Total	$–	$289,736
From net realized gain
Class A	$–	$116,723
Class M	–	97,805
Class C	–	42,709
Fidelity Managed Retirement 2025	–	4,029,042
Class I	–	14,792
Total	$–	$4,301,071

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2019	Year endedJuly 31, 2018	Six months ended January 31, 2019	Year endedJuly 31, 2018
Fidelity Managed Retirement Income Fund
Class A
Reinvestment of distributions	93	354	$5,137	$20,485
Shares redeemed	(39)	(2,503)	(2,168)	(145,342)
Net increase (decrease)	54	(2,149)	$2,969	$(124,857)
Class M
Reinvestment of distributions	28	98	$1,572	$5,683
Shares redeemed	(174)	(489)	(10,035)	(28,633)
Net increase (decrease)	(146)	(391)	$(8,463)	$(22,950)
Class C
Reinvestment of distributions	29	66	$1,595	$3,820
Shares redeemed	(84)	(36)	(4,643)	(2,132)
Net increase (decrease)	(55)	30	$(3,048)	$1,688
Fidelity Managed Retirement Income
Reinvestment of distributions	3,184	13,701	$177,001	$792,820
Shares redeemed	(18,336)	(74,152)	(1,050,080)	(4,276,867)
Net increase (decrease)	(15,152)	(60,451)	$(873,079)	$(3,484,047)
Class I
Reinvestment of distributions	38	103	$2,126	$5,985
Shares redeemed	(214)	(578)	(11,953)	(34,462)
Net increase (decrease)	(176)	(475)	$(9,827)	$(28,477)
Fidelity Managed Retirement 2005 Fund
Class A
Reinvestment of distributions	188	553	$10,628	$32,577
Shares redeemed	(63)	(1,126)	(3,613)	(66,847)
Net increase (decrease)	125	(573)	$7,015	$(34,270)
Class M
Reinvestment of distributions	164	476	$9,232	$28,053
Shares redeemed	(265)	(1,044)	(15,000)	(61,981)
Net increase (decrease)	(101)	(568)	$(5,768)	$(33,928)
Class C
Reinvestment of distributions	65	379	$3,636	$22,190
Shares redeemed	(193)	(2,727)	(10,714)	(159,482)
Net increase (decrease)	(128)	(2,348)	$(7,078)	$(137,292)
Fidelity Managed Retirement 2005
Reinvestment of distributions	3,445	12,861	$194,763	$757,849
Shares redeemed	(13,134)	(60,941)	(744,577)	(3,661,552)
Net increase (decrease)	(9,689)	(48,080)	$(549,814)	$(2,903,703)
Class I
Shares sold	–	1,585	$–	$93,293
Reinvestment of distributions	16	85	892	5,000
Shares redeemed	–	(1,821)	–	(107,125)
Net increase (decrease)	16	(151)	$892	$(8,832)
Fidelity Managed Retirement 2010 Fund
Class A
Reinvestment of distributions	109	350	$5,919	$19,815
Shares redeemed	(42)	(147)	(2,281)	(8,328)
Net increase (decrease)	67	203	$3,638	$11,487
Class M
Reinvestment of distributions	14	44	$771	$2,474
Net increase (decrease)	14	44	$771	$2,474
Class C
Reinvestment of distributions	89	291	$4,835	$16,338
Shares redeemed	(4)	(52)	(250)	(3,001)
Net increase (decrease)	85	239	$4,585	$13,337
Fidelity Managed Retirement 2010
Reinvestment of distributions	6,074	25,931	$329,303	$1,468,531
Shares redeemed	(13,999)	(40,909)	(761,243)	(2,326,070)
Net increase (decrease)	(7,925)	(14,978)	$(431,940)	$(857,539)
Class I
Reinvestment of distributions	29	88	$1,600	$4,983
Net increase (decrease)	29	88	$1,600	$4,983
Fidelity Managed Retirement 2015 Fund
Class A
Reinvestment of distributions	245	1,080	$12,535	$57,960
Shares redeemed	(207)	(1,012)	(10,568)	(54,399)
Net increase (decrease)	38	68	$1,967	$3,561
Class M
Reinvestment of distributions	26	93	$1,294	$5,007
Net increase (decrease)	26	93	$1,294	$5,007
Class C
Reinvestment of distributions	64	547	$3,243	$29,139
Shares redeemed	–	(1,727)	–	(93,628)
Net increase (decrease)	64	(1,180)	$3,243	$(64,489)
Fidelity Managed Retirement 2015
Reinvestment of distributions	3,309	17,638	$169,004	$946,134
Shares redeemed	(3,814)	(24,672)	(199,476)	(1,333,473)
Net increase (decrease)	(505)	(7,034)	$(30,472)	$(387,339)
Class I
Reinvestment of distributions	192	962	$9,791	$51,620
Shares redeemed	(44)	(1,438)	(2,233)	(77,557)
Net increase (decrease)	148	(476)	$7,558	$(25,937)
Fidelity Managed Retirement 2020 Fund
Class A
Reinvestment of distributions	20	69	$982	$3,597
Shares redeemed	(3)	(11)	(128)	(563)
Net increase (decrease)	17	58	$854	$3,034
Class M
Reinvestment of distributions	167	721	$8,234	$37,329
Shares redeemed	(113)	(396)	(5,609)	(20,846)
Net increase (decrease)	54	325	$2,625	$16,483
Class C
Reinvestment of distributions	108	394	$5,220	$20,237
Shares redeemed	(84)	(70)	(4,044)	(3,626)
Net increase (decrease)	24	324	$1,176	$16,611
Fidelity Managed Retirement 2020
Reinvestment of distributions	2,843	14,765	$140,103	$765,746
Shares redeemed	(5,795)	(23,852)	(285,746)	(1,317,457)
Net increase (decrease)	(2,952)	(9,087)	$(145,643)	$(551,711)
Class I
Reinvestment of distributions	33	109	$1,623	$5,681
Net increase (decrease)	33	109	$1,623	$5,681
Fidelity Managed Retirement 2025 Fund
Class A
Reinvestment of distributions	666	2,323	$33,666	$123,984
Shares redeemed	(653)	(908)	(31,453)	(49,294)
Net increase (decrease)	13	1,415	$2,213	$74,690
Class M
Reinvestment of distributions	497	1,873	$25,269	$99,923
Shares redeemed	(144)	(401)	(7,320)	(21,798)
Net increase (decrease)	353	1,472	$17,949	$78,125
Class C
Reinvestment of distributions	162	836	$8,109	$44,167
Shares redeemed	–	(1,515)	–	(80,340)
Net increase (decrease)	162	(679)	$8,109	$(36,173)
Fidelity Managed Retirement 2025
Reinvestment of distributions	17,239	76,797	$875,426	$4,100,679
Shares redeemed	(13,660)	(108,469)	(707,888)	(6,107,488)
Net increase (decrease)	3,579	(31,672)	$167,538	$(2,006,809)
Class I
Reinvestment of distributions	34	287	$1,702	$15,302
Shares redeemed	–	(988)	–	(53,802)
Net increase (decrease)	34	(701)	$1,702	$(38,500)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Fidelity Managed Retirement Income Fund
Class A	.72%
Actual		$1,000.00	$1,002.90	$3.63
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Class M	.97%
Actual		$1,000.00	$1,001.60	$4.89
Hypothetical-C		$1,000.00	$1,020.32	$4.94
Class C	1.47%
Actual		$1,000.00	$999.10	$7.41
Hypothetical-C		$1,000.00	$1,017.80	$7.48
Fidelity Managed Retirement Income	.46%
Actual		$1,000.00	$1,004.00	$2.32
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Class I	.47%
Actual		$1,000.00	$1,004.00	$2.37
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Fidelity Managed Retirement 2005 Fund
Class A	.73%
Actual		$1,000.00	$1,001.40	$3.68
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class M	.98%
Actual		$1,000.00	$1,000.10	$4.94
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class C	1.48%
Actual		$1,000.00	$997.50	$7.45
Hypothetical-C		$1,000.00	$1,017.74	$7.53
Fidelity Managed Retirement 2005	.48%
Actual		$1,000.00	$1,002.50	$2.42**
Hypothetical-C		$1,000.00	$1,022.79	$2.45**
Class I	.49%
Actual		$1,000.00	$1,002.40	$2.47**
Hypothetical-C		$1,000.00	$1,022.74	$2.50**
Fidelity Managed Retirement 2010 Fund
Class A	.78%
Actual		$1,000.00	$995.80	$3.92**
Hypothetical-C		$1,000.00	$1,021.27	$3.97**
Class M	1.03%
Actual		$1,000.00	$994.40	$5.18**
Hypothetical-C		$1,000.00	$1,020.01	$5.24**
Class C	1.53%
Actual		$1,000.00	$992.00	$7.68
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Fidelity Managed Retirement 2010	.52%
Actual		$1,000.00	$997.10	$2.62**
Hypothetical-C		$1,000.00	$1,022.58	$2.65**
Class I	.53%
Actual		$1,000.00	$997.10	$2.67**
Hypothetical-C		$1,000.00	$1,022.53	$2.70**
Fidelity Managed Retirement 2015 Fund
Class A	.82%
Actual		$1,000.00	$990.50	$4.11**
Hypothetical-C		$1,000.00	$1,021.07	$4.18**
Class M	1.07%
Actual		$1,000.00	$989.10	$5.36**
Hypothetical-C		$1,000.00	$1,019.81	$5.45**
Class C	1.57%
Actual		$1,000.00	$986.70	$7.86**
Hypothetical-C		$1,000.00	$1,017.29	$7.98**
Fidelity Managed Retirement 2015	.57%
Actual		$1,000.00	$991.60	$2.86**
Hypothetical-C		$1,000.00	$1,022.33	$2.91**
Class I	.57%
Actual		$1,000.00	$991.60	$2.86**
Hypothetical-C		$1,000.00	$1,022.33	$2.91**
Fidelity Managed Retirement 2020 Fund
Class A	.85%
Actual		$1,000.00	$985.00	$4.25**
Hypothetical-C		$1,000.00	$1,020.92	$4.33**
Class M	1.11%
Actual		$1,000.00	$983.70	$5.55**
Hypothetical-C		$1,000.00	$1,019.61	$5.65**
Class C	1.61%
Actual		$1,000.00	$981.40	$8.04**
Hypothetical-C		$1,000.00	$1,017.09	$8.19**
Fidelity Managed Retirement 2020	.61%
Actual		$1,000.00	$986.30	$3.05**
Hypothetical-C		$1,000.00	$1,022.13	$3.11**
Class I	.61%
Actual		$1,000.00	$986.10	$3.05**
Hypothetical-C		$1,000.00	$1,022.13	$3.11**
Fidelity Managed Retirement 2025 Fund
Class A	.90%
Actual		$1,000.00	$981.30	$4.49**
Hypothetical-C		$1,000.00	$1,020.67	$4.58**
Class M	1.15%
Actual		$1,000.00	$980.00	$5.74**
Hypothetical-C		$1,000.00	$1,019.41	$5.85**
Class C	1.65%
Actual		$1,000.00	$977.60	$8.22**
Hypothetical-C		$1,000.00	$1,016.89	$8.39**
Fidelity Managed Retirement 2025	.65%
Actual		$1,000.00	$982.40	$3.25**
Hypothetical-C		$1,000.00	$1,021.93	$3.31**
Class I	.65%
Actual		$1,000.00	$982.50	$3.25**
Hypothetical-C		$1,000.00	$1,021.93	$3.31**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

** If fees and changes to the class level expense contracts and/or expense cap, effective April 1, 2019 had been in effect during the current period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Managed Retirement 2005 Fund
Fidelity Managed Retirement 2005	.45%
Actual		$2.27
Hypothetical-(b)		$2.29
Class I	.45%
Actual		$2.27
Hypothetical-(b)		$2.29
Fidelity Managed Retirement 2010 Fund
Class A	.71%
Actual		$3.57
Hypothetical-(b)		$3.62
Class M	.96%
Actual		$4.83
Hypothetical-(b)		$4.89
Fidelity Managed Retirement 2010	.46%
Actual		$2.32
Hypothetical-(b)		$2.35
Class I	.46%
Actual		$2.32
Hypothetical-(b)		$2.35
Fidelity Managed Retirement 2015 Fund
Class A	.72%
Actual		$3.61
Hypothetical-(b)		$3.67
Class M	.97%
Actual		$4.86
Hypothetical-(b)		$4.94
Class C	1.47%
Actual		$7.36
Hypothetical-(b)		$7.48
Fidelity Managed Retirement 2015	.47%
Actual		$2.36
Hypothetical-(b)		$2.40
Class I	.47%
Actual		$2.36
Hypothetical-(b)		$2.40
Fidelity Managed Retirement 2020 Fund
Class A	.72%
Actual		$3.60
Hypothetical-(b)		$3.67
Class M	.97%
Actual		$4.85
Hypothetical-(b)		$4.94
Class C	1.47%
Actual		$7.34
Hypothetical-(b)		$7.48
Fidelity Managed Retirement 2020	.47%
Actual		$2.35
Hypothetical-(b)		$2.40
Class I	.47%
Actual		$2.35
Hypothetical-(b)		$2.40
Fidelity Managed Retirement 2025 Fund
Class A	.73%
Actual		$3.65
Hypothetical-(b)		$3.72
Class M	.98%
Actual		$4.89
Hypothetical-(b)		$4.99
Class C	1.48%
Actual		$7.38
Hypothetical-(b)		$7.53
Fidelity Managed Retirement 2025	.48%
Actual		$2.40
Hypothetical-(b)		$2.45
Class I	.48%
Actual		$2.40
Hypothetical-(b)		$2.45

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Managed Retirement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2017, each fund had changed its investment objective and implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board considered that, effective June 1, 2017, each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year.

Fidelity Managed Retirement 2005 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Managed Retirement 2005 - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
10
10
25
11
22
10
22
11
49
23
12
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	90%
Funds	688	319	300	316	290
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Managed Retirement 2010 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Managed Retirement 2010 - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
10
10
25
11
22
10
22
11
53
23
12
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	90%
Funds	688	319	300	316	290
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Managed Retirement 2015 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Managed Retirement 2015 - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
58
10
10
25
11
22
10
22
11
23
12
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	92%
Funds	688	319	300	316	290
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Managed Retirement 2020 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Managed Retirement 2020 - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
10
10
25
11
22
10
22
11
62
23
12
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	94%
Funds	688	319	300	316	290
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Managed Retirement 2025 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Managed Retirement 2025 - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
66
10
10
17
11
23
10
20
11
23
12
2013
2014
2015
2016
2017

TMG %	0%	0%	0%	0%	96%
Funds	688	319	300	316	290
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Managed Retirement Income Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Managed Retirement Income - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
10.0
10.0
25.0
11.0
22.0
10.0
22.0
11.0
46.5
23.0
12.0
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	88%
Funds	688	319	300	316	290
ASPG Quartile	1st	1st	1st	1st	4th

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2017. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund (except Class M of Fidelity Managed Retirement 2025 Fund) (including expenses of the Series Funds) ranked below the competitive median for 2017 and the total expense ratio of Class M of Fidelity Managed Retirement 2025 Fund ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with institutional load funds with a 0.50% 12b-1 fee, the total expense ratio of Class M of Fidelity Managed Retirement 2025 Fund is below median. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

MRI-SANN-0319
1.9881730.101

Fidelity Simplicity RMD Income Fund℠
Fidelity Simplicity RMD 2005 Fund℠
Fidelity Simplicity RMD 2010 Fund℠
Fidelity Simplicity RMD 2015 Fund℠
Fidelity Simplicity RMD 2020 Fund℠

Semi-Annual Report

January 31, 2019

Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.5
Fidelity Series Government Money Market Fund 2.45%	18.2
Fidelity Series Inflation-Protected Bond Index Fund	13.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Emerging Markets Opportunities Fund	3.2
Fidelity Series International Growth Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series Commodity Strategy Fund	2.0
Fidelity Series Intrinsic Opportunities Fund	1.5
89.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.4%
International Equity Funds	9.0%
Bond Funds	57.9%
Short-Term Funds	22.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,146	$48,111
Fidelity Series Blue Chip Growth Fund (a)	6,273	87,258
Fidelity Series Commodity Strategy Fund (a)	60,337	285,999
Fidelity Series Growth Company Fund (a)	11,313	177,050
Fidelity Series Intrinsic Opportunities Fund (a)	13,621	224,744
Fidelity Series Large Cap Stock Fund (a)	13,329	187,400
Fidelity Series Large Cap Value Index Fund (a)	4,340	52,171
Fidelity Series Opportunistic Insights Fund (a)	5,691	95,211
Fidelity Series Small Cap Discovery Fund (a)	2,346	25,169
Fidelity Series Small Cap Opportunities Fund (a)	6,101	77,854
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,319	142,534
Fidelity Series Value Discovery Fund (a)	8,286	101,012
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,563,221)		1,504,513

International Equity Funds - 9.0%
Fidelity Series Canada Fund (a)	3,387	34,171
Fidelity Series Emerging Markets Fund (a)	5,375	51,169
Fidelity Series Emerging Markets Opportunities Fund (a)	25,486	458,753
Fidelity Series International Growth Fund (a)	23,444	335,255
Fidelity Series International Small Cap Fund (a)	5,404	80,406
Fidelity Series International Value Fund (a)	36,442	332,712
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,364,640)		1,292,466

Bond Funds - 57.9%
Fidelity Series Emerging Markets Debt Fund (a)	8,944	85,592
Fidelity Series Floating Rate High Income Fund (a)	2,352	21,706
Fidelity Series High Income Fund (a)	20,305	188,021
Fidelity Series Inflation-Protected Bond Index Fund (a)	198,380	1,916,356
Fidelity Series International Credit Fund (a)	534	5,180
Fidelity Series Investment Grade Bond Fund (a)	490,610	5,396,716
Fidelity Series Long-Term Treasury Bond Index Fund (a)	76,595	655,657
Fidelity Series Real Estate Income Fund (a)	6,342	67,670
TOTAL BOND FUNDS
(Cost $8,456,603)		8,336,898

Short-Term Funds - 22.7%
Fidelity Series Government Money Market Fund 2.45% (a)(b)	2,615,096	2,615,096
Fidelity Series Short-Term Credit Fund (a)	65,997	653,369
TOTAL SHORT-TERM FUNDS
(Cost $3,272,609)		3,268,465
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,657,073)		14,402,342
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,447)
NET ASSETS - 100%		$14,396,895

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$471	$--	$489	$--	$270	$(252)	$--
Fidelity Series All-Sector Equity Fund	97,191	30,803	68,182	11,351	2,114	(13,815)	48,111
Fidelity Series Blue Chip Growth Fund	102,773	40,510	45,811	11,823	2,640	(12,854)	87,258
Fidelity Series Canada Fund	32,007	15,010	11,053	746	(56)	(1,737)	34,171
Fidelity Series Commodity Strategy Fund	279,656	106,085	69,755	19,311	(1,944)	(28,043)	285,999
Fidelity Series Emerging Markets Debt Fund	82,085	22,137	17,799	2,483	(638)	(193)	85,592
Fidelity Series Emerging Markets Fund	--	54,170	2,520	199	(23)	(458)	51,169
Fidelity Series Emerging Markets Opportunities Fund	427,797	237,570	163,150	36,619	(5,314)	(38,150)	458,753
Fidelity Series Floating Rate High Income Fund	34,999	7,314	19,662	1,330	(406)	(539)	21,706
Fidelity Series Government Money Market Fund 2.45%	2,821,826	699,947	906,677	28,068	--	--	2,615,096
Fidelity Series Growth Company Fund	207,803	85,280	91,229	18,805	9,824	(34,628)	177,050
Fidelity Series High Income Fund	182,746	48,994	38,530	6,456	(258)	(4,931)	188,021
Fidelity Series Inflation-Protected Bond Index Fund	1,466,423	865,430	402,186	30,879	(2,834)	(10,477)	1,916,356
Fidelity Series International Credit Fund	5,097	142	--	142	--	(59)	5,180
Fidelity Series International Growth Fund	313,833	157,020	99,056	20,900	895	(37,437)	335,255
Fidelity Series International Small Cap Fund	75,281	39,582	21,481	7,085	(124)	(12,852)	80,406
Fidelity Series International Value Fund	314,871	141,447	81,862	11,453	(904)	(40,840)	332,712
Fidelity Series Intrinsic Opportunities Fund	246,530	76,387	71,590	17,986	2,606	(29,189)	224,744
Fidelity Series Investment Grade Bond Fund	5,190,940	1,356,829	1,184,719	91,413	(18,766)	52,432	5,396,716
Fidelity Series Large Cap Stock Fund	221,865	80,561	88,574	18,508	1,970	(28,422)	187,400
Fidelity Series Large Cap Value Index Fund	61,970	17,681	24,041	2,134	1,150	(4,589)	52,171
Fidelity Series Long-Term Treasury Bond Index Fund	497,290	298,501	150,721	9,005	(1,978)	12,565	655,657
Fidelity Series Opportunistic Insights Fund	111,929	39,734	47,076	7,626	2,993	(12,369)	95,211
Fidelity Series Real Estate Income Fund	66,330	17,643	14,468	3,543	(267)	(1,568)	67,670
Fidelity Series Short-Term Credit Fund	705,877	172,143	227,350	8,818	(1,239)	3,938	653,369
Fidelity Series Small Cap Discovery Fund	30,241	9,601	11,849	1,707	192	(3,016)	25,169
Fidelity Series Small Cap Opportunities Fund	92,785	35,947	37,372	9,267	915	(14,421)	77,854
Fidelity Series Stock Selector Large Cap Value fund	169,371	53,510	65,643	11,159	719	(15,423)	142,534
Fidelity Series Value Discovery Fund	119,833	35,289	44,614	6,135	798	(10,294)	101,012
	$13,959,820	$4,745,267	$4,007,459	$394,951	$(7,665)	$(287,621)	$14,402,342

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $14,657,073)	$14,402,342
Total Investment in Securities (cost $14,657,073)		$14,402,342
Cash		1
Receivable for investments sold		88,649
Receivable for fund shares sold		280,118
Total assets		14,771,110
Liabilities
Payable for investments purchased	$367,413
Payable for fund shares redeemed	1,300
Accrued management fee	5,319
Distribution and service plan fees payable	183
Total liabilities		374,215
Net Assets		$14,396,895
Net Assets consist of:
Paid in capital		$14,553,563
Total distributable earnings (loss)		(156,668)
Net Assets		$14,396,895
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($186,861 ÷ 3,314.72 shares)		$56.37
Maximum offering price per share (100/94.25 of $56.37)		$59.81
Class M:
Net Asset Value and redemption price per share ($116,759 ÷ 2,071.81 shares)		$56.36
Maximum offering price per share (100/96.50 of $56.36)		$58.40
Class C:
Net Asset Value and offering price per share ($117,152 ÷ 2,087.93 shares)(a)		$56.11
Fidelity Simplicity RMD Income:
Net Asset Value, offering price and redemption price per share ($13,944,970 ÷ 247,412.38 shares)		$56.36
Class I:
Net Asset Value, offering price and redemption price per share ($31,153 ÷ 552.49 shares)		$56.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$207,027
Expenses
Management fee	$31,497
Distribution and service plan fees	1,130
Independent trustees' fees and expenses	33
Total expenses		32,660
Net investment income (loss)		174,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(7,665)
Capital gain distributions from underlying funds:
Affiliated issuers	187,924
Total net realized gain (loss)		180,259
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(287,621)
Total change in net unrealized appreciation (depreciation)		(287,621)
Net gain (loss)		(107,362)
Net increase (decrease) in net assets resulting from operations		$67,005

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$174,367	$208,397
Net realized gain (loss)	180,259	166,261
Change in net unrealized appreciation (depreciation)	(287,621)	(92,626)
Net increase (decrease) in net assets resulting from operations	67,005	282,032
Distributions to shareholders	(353,221)	–
Distributions to shareholders from net investment income	–	(200,292)
Distributions to shareholders from net realized gain	–	(739,151)
Total distributions	(353,221)	(939,443)
Share transactions - net increase (decrease)	728,950	4,280,792
Total increase (decrease) in net assets	442,734	3,623,381
Net Assets
Beginning of period	13,954,161	10,330,780
End of period	$14,396,895	$13,954,161
Other Information
Undistributed net investment income end of period		$19,816

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.61	$61.21	$58.63	$59.28	$58.28	$54.77
Income from Investment Operations
Net investment income (loss)A	.662	.871	.776	.779	.718	.718
Net realized and unrealized gain (loss)	(.516)	.511	2.694	.322	1.623	3.808
Total from investment operations	.146	1.382	3.470	1.101	2.341	4.526
Distributions from net investment income	(.663)	(.832)	(.711)	(.768)	(.704)	(.677)
Distributions from net realized gain	(.723)	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(1.386)	(4.982)	(.890)	(1.751)	(1.341)	(1.016)
Net asset value, end of period	$56.37	$57.61	$61.21	$58.63	$59.28	$58.28
Total ReturnB,C,D	.29%	2.36%	5.99%	1.99%	4.06%	8.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.72%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%G	.72%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.72%G	.71%	.33%	.25%	.25%	.25%
Net investment income (loss)	2.34%G	1.50%	1.31%	1.37%	1.22%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$187	$198	$195	$190	$467	$220
Portfolio turnover rateF	59%G	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.59	$61.18	$58.61	$59.27	$58.27	$54.78
Income from Investment Operations
Net investment income (loss)A	.591	.727	.627	.640	.572	.579
Net realized and unrealized gain (loss)	(.509)	.513	2.695	.310	1.631	3.796
Total from investment operations	.082	1.240	3.322	.950	2.203	4.375
Distributions from net investment income	(.589)	(.680)	(.573)	(.627)	(.566)	(.546)
Distributions from net realized gain	(.723)	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(1.312)	(4.830)	(.752)	(1.610)	(1.203)	(.885)
Net asset value, end of period	$56.36	$57.59	$61.18	$58.61	$59.27	$58.27
Total ReturnB,C,D	.18%	2.11%	5.73%	1.72%	3.82%	8.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.96%H	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.97%G	.96%H	.58%	.50%	.50%	.50%
Expenses net of all reductions	.97%G	.96%H	.58%	.50%	.50%	.50%
Net investment income (loss)	2.09%G	1.25%	1.06%	1.12%	.97%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$117	$124	$147	$153	$334	$190
Portfolio turnover rateE	59%G	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.34	$60.93	$58.41	$59.07	$58.11	$54.66
Income from Investment Operations
Net investment income (loss)A	.448	.433	.329	.351	.276	.295
Net realized and unrealized gain (loss)	(.510)	.510	2.685	.321	1.618	3.791
Total from investment operations	(.062)	.943	3.014	.672	1.894	4.086
Distributions from net investment income	(.445)	(.383)	(.315)	(.349)	(.297)	(.297)
Distributions from net realized gain	(.723)	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(1.168)	(4.533)	(.494)	(1.332)	(.934)	(.636)
Net asset value, end of period	$56.11	$57.34	$60.93	$58.41	$59.07	$58.11
Total ReturnB,C,D	(.08)%	1.60%	5.20%	1.23%	3.29%	7.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G,H	1.47%	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.46%G,H	1.47%	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.46%G,H	1.46%	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	1.59%G	.75%	.56%	.62%	.47%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$117	$123	$150	$159	$168	$156
Portfolio turnover rateF	59%G	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.61	$61.22	$58.62	$59.28	$58.27	$54.77
Income from Investment Operations
Net investment income (loss)A	.732	1.013	.923	.920	.866	.866
Net realized and unrealized gain (loss)	(.521)	.513	2.703	.317	1.628	3.805
Total from investment operations	.211	1.526	3.626	1.237	2.494	4.671
Distributions from net investment income	(.738)	(.986)	(.847)	(.914)	(.847)	(.832)
Distributions from net realized gain	(.723)	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(1.461)	(5.136)	(1.026)	(1.897)	(1.484)	(1.171)
Net asset value, end of period	$56.36	$57.61	$61.22	$58.62	$59.28	$58.27
Total ReturnB,C	.41%	2.61%	6.27%	2.24%	4.33%	8.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.47%	.08%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.47%F	.47%	.08%	-%	-%	-%
Expenses net of all reductions	.47%F	.46%	.08%	-%	-%	-%
Net investment income (loss)	2.59%F	1.74%	1.56%	1.62%	1.47%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$13,945	$13,457	$9,783	$8,756	$9,139	$6,818
Portfolio turnover rateD	59%F	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.61	$61.21	$58.62	$59.27	$58.26	$54.77
Income from Investment Operations
Net investment income (loss)A	.737	1.017	.924	.921	.864	.863
Net realized and unrealized gain (loss)	(.514)	.510	2.692	.326	1.630	3.798
Total from investment operations	.223	1.527	3.616	1.247	2.494	4.661
Distributions from net investment income	(.720)	(.977)	(.847)	(.914)	(.847)	(.832)
Distributions from net realized gain	(.723)	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(1.443)	(5.127)	(1.026)	(1.897)	(1.484)	(1.171)
Net asset value, end of period	$56.39	$57.61	$61.21	$58.62	$59.27	$58.26
Total ReturnB,C	.43%	2.62%	6.25%	2.26%	4.33%	8.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F,G	.46%G	.08%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.46%F,G	.46%G	.08%	-%	-%	-%
Expenses net of all reductions	.46%F,G	.46%G	.08%	-%	-%	-%
Net investment income (loss)	2.59%F	1.75%	1.55%	1.62%	1.47%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$31	$52	$56	$53	$68	$30
Portfolio turnover rateD	59%F	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.9
Fidelity Series Government Money Market Fund 2.45%	17.5
Fidelity Series Inflation-Protected Bond Index Fund	12.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Short-Term Credit Fund	4.4
Fidelity Series Emerging Markets Opportunities Fund	3.5
Fidelity Series International Growth Fund	2.5
Fidelity Series International Value Fund	2.5
Fidelity Series Commodity Strategy Fund	2.0
Fidelity Series Intrinsic Opportunities Fund	1.8
88.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.6%
International Equity Funds	9.7%
Bond Funds	56.8%
Short-Term Funds	21.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2005 Fund℠

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	7,212	$67,430
Fidelity Series Blue Chip Growth Fund (a)	8,794	122,325
Fidelity Series Commodity Strategy Fund (a)	74,832	354,702
Fidelity Series Growth Company Fund (a)	15,858	248,172
Fidelity Series Intrinsic Opportunities Fund (a)	19,804	326,772
Fidelity Series Large Cap Stock Fund (a)	18,680	262,637
Fidelity Series Large Cap Value Index Fund (a)	6,083	73,123
Fidelity Series Opportunistic Insights Fund (a)	7,976	133,436
Fidelity Series Small Cap Discovery Fund (a)	3,285	35,251
Fidelity Series Small Cap Opportunities Fund (a)	8,550	109,103
Fidelity Series Stock Selector Large Cap Value Fund (a)	17,265	199,754
Fidelity Series Value Discovery Fund (a)	11,614	141,569
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,133,784)		2,074,274

International Equity Funds - 9.7%
Fidelity Series Canada Fund (a)	4,469	45,097
Fidelity Series Emerging Markets Fund (a)	7,349	69,965
Fidelity Series Emerging Markets Opportunities Fund (a)	34,839	627,097
Fidelity Series International Growth Fund (a)	30,948	442,557
Fidelity Series International Small Cap Fund (a)	7,133	106,136
Fidelity Series International Value Fund (a)	48,096	439,118
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,833,101)		1,729,970

Bond Funds - 56.8%
Fidelity Series Emerging Markets Debt Fund (a)	11,073	105,969
Fidelity Series Floating Rate High Income Fund (a)	2,918	26,938
Fidelity Series High Income Fund (a)	25,182	233,190
Fidelity Series Inflation-Protected Bond Index Fund (a)	231,949	2,240,624
Fidelity Series International Credit Fund (a)	1,009	9,793
Fidelity Series Investment Grade Bond Fund (a)	599,885	6,598,735
Fidelity Series Long-Term Treasury Bond Index Fund (a)	98,082	839,580
Fidelity Series Real Estate Income Fund (a)	7,867	83,936
TOTAL BOND FUNDS
(Cost $10,338,183)		10,138,765

Short-Term Funds - 21.9%
Fidelity Series Government Money Market Fund 2.45% (a)(b)	3,140,257	3,140,257
Fidelity Series Short-Term Credit Fund (a)	79,083	782,922
TOTAL SHORT-TERM FUNDS
(Cost $3,929,162)		3,923,179
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $18,234,230)		17,866,188
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,213)
NET ASSETS - 100%		$17,858,975

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,106	$--	$1,147	$--	$593	$(552)	$--
Fidelity Series All-Sector Equity Fund	147,757	35,096	96,789	17,214	2,891	(21,525)	67,430
Fidelity Series Blue Chip Growth Fund	156,251	43,659	60,161	18,265	2,691	(20,115)	122,325
Fidelity Series Canada Fund	46,136	14,998	13,127	1,041	(280)	(2,630)	45,097
Fidelity Series Commodity Strategy Fund	366,824	93,721	65,777	25,702	(1,081)	(38,985)	354,702
Fidelity Series Emerging Markets Debt Fund	107,270	14,805	14,869	3,281	(1,027)	(210)	105,969
Fidelity Series Emerging Markets Fund	--	77,106	6,280	290	(148)	(713)	69,965
Fidelity Series Emerging Markets Opportunities Fund	638,146	252,256	197,100	53,341	(7,059)	(59,146)	627,097
Fidelity Series Floating Rate High Income Fund	45,903	6,075	23,739	1,777	(610)	(691)	26,938
Fidelity Series Government Money Market Fund 2.45%	3,522,899	476,544	859,186	35,686	--	--	3,140,257
Fidelity Series Growth Company Fund	316,008	91,883	119,435	27,471	9,919	(50,203)	248,172
Fidelity Series High Income Fund	239,624	33,489	32,270	8,519	(627)	(7,026)	233,190
Fidelity Series Inflation-Protected Bond Index Fund	1,787,809	788,773	318,442	37,752	(4,096)	(13,420)	2,240,624
Fidelity Series International Credit Fund	9,635	270	--	270	--	(112)	9,793
Fidelity Series International Growth Fund	453,174	161,197	116,110	29,569	(1,258)	(54,446)	442,557
Fidelity Series International Small Cap Fund	108,636	41,232	24,405	10,017	(738)	(18,589)	106,136
Fidelity Series International Value Fund	454,676	129,065	82,126	16,031	(1,908)	(60,589)	439,118
Fidelity Series Intrinsic Opportunities Fund	374,960	68,867	75,352	27,422	3,558	(45,261)	326,772
Fidelity Series Investment Grade Bond Fund	6,670,148	894,520	1,003,038	118,505	(20,301)	57,406	6,598,735
Fidelity Series Large Cap Stock Fund	337,395	82,969	115,219	28,120	1,675	(44,183)	262,637
Fidelity Series Large Cap Value Index Fund	94,186	15,781	31,116	3,238	1,183	(6,911)	73,123
Fidelity Series Long-Term Treasury Bond Index Fund	684,188	303,140	161,058	12,387	(4,324)	17,634	839,580
Fidelity Series Opportunistic Insights Fund	170,179	40,640	61,383	11,478	2,704	(18,704)	133,436
Fidelity Series Real Estate Income Fund	86,493	13,486	13,687	4,459	(362)	(1,994)	83,936
Fidelity Series Short-Term Credit Fund	881,164	112,978	214,455	11,154	(2,703)	5,938	782,922
Fidelity Series Small Cap Discovery Fund	45,924	9,090	15,025	2,571	106	(4,844)	35,251
Fidelity Series Small Cap Opportunities Fund	141,051	37,656	46,933	14,342	2,522	(25,193)	109,103
Fidelity Series Stock Selector Large Cap Value Fund	257,548	51,544	85,772	16,918	309	(23,875)	199,754
Fidelity Series Value Discovery Fund	182,201	32,555	57,984	9,301	438	(15,641)	141,569
	$18,327,291	$3,923,395	$3,911,985	$546,121	$(17,933)	$(454,580)	$17,866,188

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $18,234,230)	$17,866,188
Total Investment in Securities (cost $18,234,230)		$17,866,188
Cash		2
Receivable for investments sold		193,154
Total assets		18,059,344
Liabilities
Payable for investments purchased	$193,158
Accrued management fee	7,052
Distribution and service plan fees payable	159
Total liabilities		200,369
Net Assets		$17,858,975
Net Assets consist of:
Paid in capital		$18,136,761
Total distributable earnings (loss)		(277,786)
Net Assets		$17,858,975
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($115,257 ÷ 2,059.32 shares)		$55.97
Maximum offering price per share (100/94.25 of $55.97)		$59.38
Class M:
Net Asset Value and redemption price per share ($283,057 ÷ 5,061.40 shares)		$55.92
Maximum offering price per share (100/96.50 of $55.92)		$57.95
Class C:
Net Asset Value and offering price per share ($22,359 ÷ 401.52 shares)(a)		$55.69
Fidelity Simplicity RMD 2005:
Net Asset Value, offering price and redemption price per share ($17,409,948 ÷ 311,291.49 shares)		$55.93
Class I:
Net Asset Value, offering price and redemption price per share ($28,354 ÷ 506.87 shares)		$55.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$276,465
Expenses
Management fee	$43,264
Distribution and service plan fees	1,125
Independent trustees' fees and expenses	45
Total expenses		44,434
Net investment income (loss)		232,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(17,933)
Capital gain distributions from underlying funds:
Affiliated issuers	269,656
Total net realized gain (loss)		251,723
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(454,580)
Total change in net unrealized appreciation (depreciation)		(454,580)
Net gain (loss)		(202,857)
Net increase (decrease) in net assets resulting from operations		$29,174

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$232,031	$329,988
Net realized gain (loss)	251,723	477,840
Change in net unrealized appreciation (depreciation)	(454,580)	(229,640)
Net increase (decrease) in net assets resulting from operations	29,174	578,188
Distributions to shareholders	(695,416)	–
Distributions to shareholders from net investment income	–	(326,711)
Distributions to shareholders from net realized gain	–	(2,298,356)
Total distributions	(695,416)	(2,625,067)
Share transactions - net increase (decrease)	205,668	(657,215)
Total increase (decrease) in net assets	(460,574)	(2,704,094)
Net Assets
Beginning of period	18,319,549	21,023,643
End of period	$17,858,975	$18,319,549
Other Information
Undistributed net investment income end of period		$26,695

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2005 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.04	$64.49	$60.95	$61.71	$59.76	$55.54
Income from Investment Operations
Net investment income (loss)A	.662	.872	.826	.815	.758	.733
Net realized and unrealized gain (loss)	(.620)	.778	3.839	.196	2.089	4.363
Total from investment operations	.042	1.650	4.665	1.011	2.847	5.096
Distributions from net investment income	(.808)	(.809)	(.766)	(.798)	(.749)	(.713)
Distributions from net realized gain	(1.304)	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(2.112)	(8.100)	(1.125)	(1.771)	(.897)	(.876)
Net asset value, end of period	$55.97	$58.04	$64.49	$60.95	$61.71	$59.76
Total ReturnB,C,D	.13%	2.77%	7.77%	1.78%	4.79%	9.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.74%	.32%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.73%G	.74%	.32%	.25%	.25%	.25%
Expenses net of all reductions	.73%G	.73%	.32%	.25%	.25%	.25%
Net investment income (loss)	2.35%G	1.46%	1.33%	1.38%	1.24%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$115	$121	$343	$494	$832	$699
Portfolio turnover rateE	44%G	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.98	$64.47	$60.94	$61.71	$59.77	$55.55
Income from Investment Operations
Net investment income (loss)A	.592	.707	.671	.667	.604	.580
Net realized and unrealized gain (loss)	(.622)	.786	3.842	.189	2.087	4.379
Total from investment operations	(.030)	1.493	4.513	.856	2.691	4.959
Distributions from net investment income	(.726)	(.692)	(.624)	(.653)	(.603)	(.576)
Distributions from net realized gain	(1.304)	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(2.030)	(7.983)	(.983)	(1.626)	(.751)	(.739)
Net asset value, end of period	$55.92	$57.98	$64.47	$60.94	$61.71	$59.77
Total ReturnB,C,D	- %E	2.49%	7.50%	1.51%	4.52%	8.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.99%	.57%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.98%H	.99%	.57%	.50%	.50%	.50%
Expenses net of all reductions	.98%H	.99%	.57%	.50%	.50%	.50%
Net investment income (loss)	2.10%H	1.20%	1.08%	1.13%	.99%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$283	$367	$380	$419	$466	$338
Portfolio turnover rateF	44%H	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amount represents less than .005%.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.75	$64.21	$60.72	$61.52	$59.65	$55.49
Income from Investment Operations
Net investment income (loss)A	.448	.414	.360	.370	.296	.293
Net realized and unrealized gain (loss)	(.610)	.774	3.828	.197	2.081	4.369
Total from investment operations	(.162)	1.188	4.188	.567	2.377	4.662
Distributions from net investment income	(.594)	(.357)	(.339)	(.394)	(.359)	(.339)
Distributions from net realized gain	(1.304)	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(1.898)	(7.648)	(.698)	(1.367)	(.507)	(.502)
Net asset value, end of period	$55.69	$57.75	$64.21	$60.72	$61.52	$59.65
Total ReturnB,C,D	(.24)%	1.98%	6.97%	1.02%	4.00%	8.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.48%G	1.49%	1.07%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.48%G	1.49%	1.07%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.48%G	1.49%	1.07%	1.00%	1.00%	1.00%
Net investment income (loss)	1.59%G	.70%	.58%	.63%	.49%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$22	$22	$76	$213	$177	$37
Portfolio turnover rateE	44%G	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.00	$64.50	$60.94	$61.71	$59.76	$55.54
Income from Investment Operations
Net investment income (loss)A	.731	1.002	.981	.959	.910	.874
Net realized and unrealized gain (loss)	(.615)	.780	3.850	.194	2.088	4.376
Total from investment operations	.116	1.782	4.831	1.153	2.998	5.250
Distributions from net investment income	(.882)	(.991)	(.912)	(.950)	(.900)	(.867)
Distributions from net realized gain	(1.304)	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(2.186)	(8.282)	(1.271)	(1.923)	(1.048)	(1.030)
Net asset value, end of period	$55.93	$58.00	$64.50	$60.94	$61.71	$59.76
Total ReturnB,C	.26%	3.00%	8.05%	2.03%	5.05%	9.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.49%	.07%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.48%F	.49%	.07%	-%	-%	-%
Expenses net of all reductions	.48%F	.49%	.07%	-%	-%	-%
Net investment income (loss)	2.60%F	1.70%	1.58%	1.63%	1.49%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$17,410	$17,775	$20,180	$28,337	$26,020	$21,766
Portfolio turnover rateD	44%F	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.01	$64.50	$60.94	$61.71	$59.76	$55.54
Income from Investment Operations
Net investment income (loss)A	.733	1.005	.980	.978	.906	.871
Net realized and unrealized gain (loss)	(.620)	.781	3.851	.175	2.092	4.379
Total from investment operations	.113	1.786	4.831	1.153	2.998	5.250
Distributions from net investment income	(.879)	(.985)	(.912)	(.950)	(.900)	(.867)
Distributions from net realized gain	(1.304)	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(2.183)	(8.276)	(1.271)	(1.923)	(1.048)	(1.030)
Net asset value, end of period	$55.94	$58.01	$64.50	$60.94	$61.71	$59.76
Total ReturnB,C	.25%	3.00%	8.05%	2.03%	5.05%	9.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.49%	.07%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.48%F	.49%	.07%	-%	-%	-%
Expenses net of all reductions	.48%F	.49%	.07%	-%	-%	-%
Net investment income (loss)	2.60%F	1.70%	1.58%	1.63%	1.49%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$28	$33	$44	$62	$300	$91
Portfolio turnover rateD	44%F	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.6
Fidelity Series Government Money Market Fund 2.45%	14.4
Fidelity Series Inflation-Protected Bond Index Fund	10.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Short-Term Credit Fund	3.6
Fidelity Series International Growth Fund	3.3
Fidelity Series International Value Fund	3.3
Fidelity Series Intrinsic Opportunities Fund	3.0
Fidelity Series Large Cap Stock Fund	2.5
83.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.9%
International Equity Funds	12.6%
Bond Funds	51.5%
Short-Term Funds	18.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,150	$48,153
Fidelity Series Blue Chip Growth Fund (a)	6,278	87,329
Fidelity Series Commodity Strategy Fund (a)	32,094	152,127
Fidelity Series Growth Company Fund (a)	11,322	177,192
Fidelity Series Intrinsic Opportunities Fund (a)	13,763	227,091
Fidelity Series Large Cap Stock Fund (a)	13,337	187,525
Fidelity Series Large Cap Value Index Fund (a)	4,344	52,211
Fidelity Series Opportunistic Insights Fund (a)	5,695	95,276
Fidelity Series Small Cap Discovery Fund (a)	2,346	25,171
Fidelity Series Small Cap Opportunities Fund (a)	6,106	77,907
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,327	142,626
Fidelity Series Value Discovery Fund (a)	8,292	101,082
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,416,740)		1,373,690

International Equity Funds - 12.6%
Fidelity Series Canada Fund (a)	2,568	25,910
Fidelity Series Emerging Markets Fund (a)	3,921	37,331
Fidelity Series Emerging Markets Opportunities Fund (a)	18,589	334,609
Fidelity Series International Growth Fund (a)	17,781	254,262
Fidelity Series International Small Cap Fund (a)	4,098	60,979
Fidelity Series International Value Fund (a)	27,634	252,295
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,020,412)		965,386

Bond Funds - 51.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,775	45,698
Fidelity Series Floating Rate High Income Fund (a)	1,252	11,552
Fidelity Series High Income Fund (a)	10,804	100,044
Fidelity Series Inflation-Protected Bond Index Fund (a)	82,383	795,817
Fidelity Series International Credit Fund (a)	334	3,240
Fidelity Series Investment Grade Bond Fund (a)	234,334	2,577,672
Fidelity Series Long-Term Treasury Bond Index Fund (a)	43,782	374,777
Fidelity Series Real Estate Income Fund (a)	3,374	35,998
TOTAL BOND FUNDS
(Cost $4,009,316)		3,944,798

Short-Term Funds - 18.0%
Fidelity Series Government Money Market Fund 2.45% (a)(b)	1,105,694	1,105,694
Fidelity Series Short-Term Credit Fund (a)	27,796	275,177
TOTAL SHORT-TERM FUNDS
(Cost $1,382,585)		1,380,871
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,829,053)		7,664,745
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,423)
NET ASSETS - 100%		$7,661,322

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$477	$--	$495	$--	$301	$(283)	$--
Fidelity Series All-Sector Equity Fund	88,690	24,921	52,903	11,700	1,101	(13,656)	48,153
Fidelity Series Blue Chip Growth Fund	93,799	31,021	27,025	11,281	1,019	(11,485)	87,329
Fidelity Series Canada Fund	24,677	8,698	5,943	594	(145)	(1,377)	25,910
Fidelity Series Commodity Strategy Fund	146,204	44,377	22,551	9,892	(715)	(15,188)	152,127
Fidelity Series Emerging Markets Debt Fund	42,683	8,463	4,988	1,347	(151)	(309)	45,698
Fidelity Series Emerging Markets Fund	--	40,629	2,878	151	(40)	(380)	37,331
Fidelity Series Emerging Markets Opportunities Fund	319,330	138,639	90,263	27,731	(4,046)	(29,051)	334,609
Fidelity Series Floating Rate High Income Fund	18,213	3,152	9,275	730	(247)	(291)	11,552
Fidelity Series Government Money Market Fund 2.45%	1,148,025	223,216	265,547	11,981	--	--	1,105,694
Fidelity Series Growth Company Fund	189,674	72,034	57,207	19,126	2,508	(29,817)	177,192
Fidelity Series High Income Fund	95,588	18,945	11,458	3,527	(197)	(2,834)	100,044
Fidelity Series Inflation-Protected Bond Index Fund	591,429	311,190	101,297	13,250	(668)	(4,837)	795,817
Fidelity Series International Credit Fund	3,188	89	--	89	--	(37)	3,240
Fidelity Series International Growth Fund	242,112	92,879	50,332	16,672	(1,349)	(29,048)	254,262
Fidelity Series International Small Cap Fund	58,072	23,710	10,129	5,665	(547)	(10,127)	60,979
Fidelity Series International Value Fund	242,896	75,546	31,759	9,052	(1,860)	(32,528)	252,295
Fidelity Series Intrinsic Opportunities Fund	225,308	56,558	28,396	17,283	795	(27,174)	227,091
Fidelity Series Investment Grade Bond Fund	2,418,351	490,570	348,460	44,351	(2,284)	19,495	2,577,672
Fidelity Series Large Cap Stock Fund	202,508	65,217	53,245	17,822	(569)	(26,386)	187,525
Fidelity Series Large Cap Value Index Fund	56,552	13,428	14,057	2,200	240	(3,952)	52,211
Fidelity Series Long-Term Treasury Bond Index Fund	287,000	146,544	65,737	5,308	(1,380)	8,350	374,777
Fidelity Series Opportunistic Insights Fund	102,166	32,418	29,000	7,802	644	(10,952)	95,276
Fidelity Series Real Estate Income Fund	34,108	7,412	4,606	1,837	(81)	(835)	35,998
Fidelity Series Short-Term Credit Fund	287,237	53,030	66,241	3,754	(645)	1,796	275,177
Fidelity Series Small Cap Discovery Fund	27,581	7,647	7,130	1,747	(146)	(2,781)	25,171
Fidelity Series Small Cap Opportunities Fund	84,649	29,571	22,466	8,928	(141)	(13,706)	77,907
Fidelity Series Stock Selector Large Cap Value Fund	154,589	42,307	38,753	11,489	(621)	(14,896)	142,626
Fidelity Series Value Discovery Fund	109,381	27,317	25,637	6,316	(242)	(9,737)	101,082
	$7,294,487	$2,089,528	$1,447,778	$271,625	$(9,466)	$(262,026)	$7,664,745

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,829,053)	$7,664,745
Total Investment in Securities (cost $7,829,053)		$7,664,745
Cash		1
Receivable for investments sold		106,712
Receivable for fund shares sold		5,000
Total assets		7,776,458
Liabilities
Payable for investments purchased	$106,690
Payable for fund shares redeemed	5,000
Accrued management fee	3,289
Distribution and service plan fees payable	157
Total liabilities		115,136
Net Assets		$7,661,322
Net Assets consist of:
Paid in capital		$7,748,615
Total distributable earnings (loss)		(87,293)
Net Assets		$7,661,322
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($205,703 ÷ 4,011.86 shares)		$51.27
Maximum offering price per share (100/94.25 of $51.27)		$54.40
Class M:
Net Asset Value and redemption price per share ($23,641 ÷ 460.75 shares)		$51.31
Maximum offering price per share (100/96.50 of $51.31)		$53.17
Class C:
Net Asset Value and offering price per share ($128,866 ÷ 2,530.51 shares)(a)		$50.92
Fidelity Simplicity RMD 2010:
Net Asset Value, offering price and redemption price per share ($7,239,472 ÷ 141,165.48 shares)		$51.28
Class I:
Net Asset Value, offering price and redemption price per share ($63,640 ÷ 1,240.80 shares)		$51.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$118,729
Expenses
Management fee	$19,263
Distribution and service plan fees	951
Independent trustees' fees and expenses	18
Total expenses		20,232
Net investment income (loss)		98,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(9,466)
Capital gain distributions from underlying funds:
Affiliated issuers	152,896
Total net realized gain (loss)		143,430
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(262,026)
Total change in net unrealized appreciation (depreciation)		(262,026)
Net gain (loss)		(118,596)
Net increase (decrease) in net assets resulting from operations		$(20,099)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$98,497	$109,698
Net realized gain (loss)	143,430	160,187
Change in net unrealized appreciation (depreciation)	(262,026)	(23,110)
Net increase (decrease) in net assets resulting from operations	(20,099)	246,775
Distributions to shareholders	(266,147)	–
Distributions to shareholders from net investment income	–	(106,600)
Distributions to shareholders from net realized gain	–	(894,051)
Total distributions	(266,147)	(1,000,651)
Share transactions - net increase (decrease)	656,468	1,629,953
Total increase (decrease) in net assets	370,222	876,077
Net Assets
Beginning of period	7,291,100	6,415,023
End of period	$7,661,322	$7,291,100
Other Information
Undistributed net investment income end of period		$9,277

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$53.39	$60.79	$57.18	$58.52	$56.72	$53.04
Income from Investment Operations
Net investment income (loss)A	.636	.747	.759	.758	.738	.718
Net realized and unrealized gain (loss)	(.921)	1.281	4.244	.040	2.196	4.379
Total from investment operations	(.285)	2.028	5.003	.798	2.934	5.097
Distributions from net investment income	(.638)	(.696)	(.713)	(.756)	(.740)	(.704)
Distributions from net realized gain	(1.197)	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(1.835)	(9.428)	(1.393)	(2.138)	(1.134)	(1.417)
Net asset value, end of period	$51.27	$53.39	$60.79	$57.18	$58.52	$56.72
Total ReturnB,C,D	(.48)%	3.72%	8.93%	1.55%	5.22%	9.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.78%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.78%G	.78%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.78%G	.78%	.33%	.25%	.25%	.25%
Net investment income (loss)	2.46%G	1.37%	1.31%	1.37%	1.28%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$206	$207	$265	$395	$427	$267
Portfolio turnover rateE	39%G	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$53.42	$60.83	$57.22	$58.55	$56.76	$53.08
Income from Investment Operations
Net investment income (loss)A	.574	.610	.615	.620	.592	.581
Net realized and unrealized gain (loss)	(.918)	1.288	4.241	.047	2.190	4.386
Total from investment operations	(.344)	1.898	4.856	.667	2.782	4.967
Distributions from net investment income	(.569)	(.576)	(.566)	(.615)	(.598)	(.574)
Distributions from net realized gain	(1.197)	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(1.766)	(9.308)	(1.246)	(1.997)	(.992)	(1.287)
Net asset value, end of period	$51.31	$53.42	$60.83	$57.22	$58.55	$56.76
Total ReturnB,C,D	(.60)%	3.47%	8.65%	1.31%	4.94%	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%G,H	1.03%	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.02%G,H	1.03%	.58%	.50%	.50%	.50%
Expenses net of all reductions	1.02%G,H	1.03%	.58%	.50%	.50%	.50%
Net investment income (loss)	2.22%G	1.12%	1.06%	1.12%	1.03%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$24	$24	$23	$58	$67	$36
Portfolio turnover rateE	39%G	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$53.03	$60.47	$56.97	$58.35	$56.62	$52.99
Income from Investment Operations
Net investment income (loss)A	.439	.336	.322	.344	.303	.305
Net realized and unrealized gain (loss)	(.913)	1.274	4.223	.043	2.182	4.382
Total from investment operations	(.474)	1.610	4.545	.387	2.485	4.687
Distributions from net investment income	(.439)	(.318)	(.365)	(.385)	(.361)	(.344)
Distributions from net realized gain	(1.197)	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(1.636)	(9.050)	(1.045)	(1.767)	(.755)	(1.057)
Net asset value, end of period	$50.92	$53.03	$60.47	$56.97	$58.35	$56.62
Total ReturnB,C,D	(.85)%	2.94%	8.12%	.81%	4.42%	8.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.53%G	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.53%G	1.53%	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	1.71%G	.62%	.56%	.63%	.53%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$129	$130	$133	$124	$137	$122
Portfolio turnover rateE	39%G	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$53.40	$60.82	$57.20	$58.53	$56.73	$53.05
Income from Investment Operations
Net investment income (loss)A	.700	.877	.906	.897	.882	.856
Net realized and unrealized gain (loss)	(.918)	1.285	4.242	.048	2.192	4.380
Total from investment operations	(.218)	2.162	5.148	.945	3.074	5.236
Distributions from net investment income	(.705)	(.850)	(.848)	(.893)	(.880)	(.843)
Distributions from net realized gain	(1.197)	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(1.902)	(9.582)	(1.528)	(2.275)	(1.274)	(1.556)
Net asset value, end of period	$51.28	$53.40	$60.82	$57.20	$58.53	$56.73
Total ReturnB,C	(.35)%	3.98%	9.20%	1.82%	5.48%	10.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.53%	.08%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.53%F	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.53%F	.53%	.08%	-%	-%	-%
Net investment income (loss)	2.71%F	1.62%	1.56%	1.62%	1.53%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$7,239	$6,867	$5,933	$6,745	$7,858	$7,608
Portfolio turnover rateD	39%F	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$53.40	$60.82	$57.20	$58.53	$56.73	$53.05
Income from Investment Operations
Net investment income (loss)A	.701	.880	.906	.896	.880	.856
Net realized and unrealized gain (loss)	(.910)	1.279	4.241	.049	2.194	4.380
Total from investment operations	(.209)	2.159	5.147	.945	3.074	5.236
Distributions from net investment income	(.704)	(.847)	(.847)	(.893)	(.880)	(.843)
Distributions from net realized gain	(1.197)	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(1.901)	(9.579)	(1.527)	(2.275)	(1.274)	(1.556)
Net asset value, end of period	$51.29	$53.40	$60.82	$57.20	$58.53	$56.73
Total ReturnB,C	(.34)%	3.97%	9.20%	1.82%	5.48%	10.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.53%	.08%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.53%F	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.53%F	.53%	.08%	-%	-%	-%
Net investment income (loss)	2.71%F	1.62%	1.56%	1.62%	1.53%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$64	$64	$61	$56	$58	$21
Portfolio turnover rateD	39%F	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.9
Fidelity Series Government Money Market Fund 2.45%	11.6
Fidelity Series Inflation-Protected Bond Index Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Intrinsic Opportunities Fund	4.2
Fidelity Series International Growth Fund	4.2
Fidelity Series International Value Fund	4.2
Fidelity Series Large Cap Stock Fund	3.4
Fidelity Series Growth Company Fund	3.3
79.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.5%
International Equity Funds	15.4%
Bond Funds	45.6%
Short-Term Funds	14.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	15,887	$148,540
Fidelity Series Blue Chip Growth Fund (a)	19,363	269,342
Fidelity Series Commodity Strategy Fund (a)	70,227	332,877
Fidelity Series Growth Company Fund (a)	34,922	546,532
Fidelity Series Intrinsic Opportunities Fund (a)	42,882	707,550
Fidelity Series Large Cap Stock Fund (a)	41,153	578,608
Fidelity Series Large Cap Value Index Fund (a)	13,403	161,106
Fidelity Series Opportunistic Insights Fund (a)	17,567	293,888
Fidelity Series Small Cap Discovery Fund (a)	7,244	77,726
Fidelity Series Small Cap Opportunities Fund (a)	18,838	240,376
Fidelity Series Stock Selector Large Cap Value Fund (a)	38,038	440,103
Fidelity Series Value Discovery Fund (a)	25,589	311,933
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,327,747)		4,108,581

International Equity Funds - 15.4%
Fidelity Series Canada Fund (a)	7,101	71,649
Fidelity Series Emerging Markets Fund (a)	9,889	94,141
Fidelity Series Emerging Markets Opportunities Fund (a)	46,875	843,748
Fidelity Series International Growth Fund (a)	49,152	702,872
Fidelity Series International Small Cap Fund (a)	11,331	168,606
Fidelity Series International Value Fund (a)	76,418	697,694
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,769,454)		2,578,710

Bond Funds - 45.6%
Fidelity Series Emerging Markets Debt Fund (a)	10,548	100,941
Fidelity Series Floating Rate High Income Fund (a)	2,738	25,268
Fidelity Series High Income Fund (a)	23,632	218,831
Fidelity Series Inflation-Protected Bond Index Fund (a)	141,913	1,370,882
Fidelity Series International Credit Fund (a)	442	4,292
Fidelity Series Investment Grade Bond Fund (a)	456,143	5,017,577
Fidelity Series Long-Term Treasury Bond Index Fund (a)	97,096	831,141
Fidelity Series Real Estate Income Fund (a)	7,380	78,748
TOTAL BOND FUNDS
(Cost $7,727,346)		7,647,680

Short-Term Funds - 14.5%
Fidelity Series Government Money Market Fund 2.45% (a)(b)	1,952,508	1,952,508
Fidelity Series Short-Term Credit Fund (a)	48,811	483,233
TOTAL SHORT-TERM FUNDS
(Cost $2,437,897)		2,435,741
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $17,262,444)		16,770,712
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,847)
NET ASSETS - 100%		$16,762,865

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$240,570	$90,111	$143,527	$35,260	$2,791	$(41,405)	$148,540
Fidelity Series Blue Chip Growth Fund	254,437	106,393	57,777	34,087	(1,535)	(32,176)	269,342
Fidelity Series Canada Fund	62,697	25,707	12,384	1,573	(345)	(4,026)	71,649
Fidelity Series Commodity Strategy Fund	294,667	124,959	51,967	22,123	(2,526)	(32,256)	332,877
Fidelity Series Emerging Markets Debt Fund	85,902	26,915	11,084	2,931	(402)	(390)	100,941
Fidelity Series Emerging Markets Fund	--	102,571	7,558	376	(216)	(656)	94,141
Fidelity Series Emerging Markets Opportunities Fund	745,560	370,342	190,536	69,319	(16,158)	(65,460)	843,748
Fidelity Series Floating Rate High Income Fund	36,451	8,904	18,923	1,577	(483)	(681)	25,268
Fidelity Series Government Money Market Fund 2.45%	1,856,330	565,624	469,446	20,827	--	--	1,952,508
Fidelity Series Growth Company Fund	514,382	245,375	126,745	57,205	(5,716)	(80,764)	546,532
Fidelity Series High Income Fund	192,720	56,906	23,997	7,643	(437)	(6,361)	218,831
Fidelity Series Inflation-Protected Bond Index Fund	941,773	645,201	205,470	22,278	(1,911)	(8,711)	1,370,882
Fidelity Series International Credit Fund	4,223	118	--	118	--	(49)	4,292
Fidelity Series International Growth Fund	615,045	280,244	108,109	45,640	(4,479)	(79,829)	702,872
Fidelity Series International Small Cap Fund	147,539	72,150	21,739	15,534	(1,460)	(27,884)	168,606
Fidelity Series International Value Fund	617,007	257,498	84,466	24,763	(4,330)	(88,015)	697,694
Fidelity Series Intrinsic Opportunities Fund	612,372	226,790	50,570	53,037	(1,233)	(79,809)	707,550
Fidelity Series Investment Grade Bond Fund	4,341,763	1,381,706	732,420	85,089	(8,951)	35,479	5,017,577
Fidelity Series Large Cap Stock Fund	549,180	222,087	113,617	50,754	(3,969)	(75,073)	578,608
Fidelity Series Large Cap Value Index Fund	153,445	49,538	30,385	6,628	(592)	(10,900)	161,106
Fidelity Series Long-Term Treasury Bond Index Fund	592,796	393,052	167,668	11,702	(3,602)	16,563	831,141
Fidelity Series Opportunistic Insights Fund	277,131	111,764	62,144	23,502	(2,265)	(30,598)	293,888
Fidelity Series Real Estate Income Fund	68,830	20,743	8,683	4,043	(192)	(1,950)	78,748
Fidelity Series Short-Term Credit Fund	464,603	133,655	116,894	6,527	(23)	1,892	483,233
Fidelity Series Small Cap Discovery Fund	74,892	25,632	13,549	5,271	(554)	(8,695)	77,726
Fidelity Series Small Cap Opportunities Fund	229,590	102,998	48,803	26,895	(2,155)	(41,254)	240,376
Fidelity Series Stock Selector Large Cap Value Fund	419,254	150,201	81,910	34,630	(2,331)	(45,111)	440,103
Fidelity Series Value Discovery Fund	296,694	101,199	55,512	19,020	(1,591)	(28,857)	311,933
	14,689,853	5,898,383	3,015,883	688,352	(64,665)	(736,976)	16,770,712

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $17,262,444)	$16,770,712
Total Investment in Securities (cost $17,262,444)		$16,770,712
Cash		2
Receivable for investments sold		54,161
Receivable for fund shares sold		671,767
Total assets		17,496,642
Liabilities
Payable for investments purchased	$725,927
Accrued management fee	7,531
Distribution and service plan fees payable	319
Total liabilities		733,777
Net Assets		$16,762,865
Net Assets consist of:
Paid in capital		$17,056,305
Total distributable earnings (loss)		(293,440)
Net Assets		$16,762,865
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($291,188 ÷ 5,135.68 shares)		$56.70
Maximum offering price per share (100/94.25 of $56.70)		$60.16
Class M:
Net Asset Value and redemption price per share ($464,197 ÷ 8,195.84 shares)		$56.64
Maximum offering price per share (100/96.50 of $56.64)		$58.69
Class C:
Net Asset Value and offering price per share ($84,831 ÷ 1,513.38 shares)(a)		$56.05
Fidelity Simplicity RMD 2015:
Net Asset Value, offering price and redemption price per share ($15,911,430 ÷ 280,828.13 shares)		$56.66
Class I:
Net Asset Value, offering price and redemption price per share ($11,219 ÷ 197.62 shares)		$56.77

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$267,046
Expenses
Management fee	$44,943
Distribution and service plan fees	1,992
Independent trustees' fees and expenses	38
Total expenses		46,973
Net investment income (loss)		220,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(64,665)
Capital gain distributions from underlying funds:
Affiliated issuers	421,306
Total net realized gain (loss)		356,641
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(736,976)
Total change in net unrealized appreciation (depreciation)		(736,976)
Net gain (loss)		(380,335)
Net increase (decrease) in net assets resulting from operations		$(160,262)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$220,073	$156,949
Net realized gain (loss)	356,641	231,107
Change in net unrealized appreciation (depreciation)	(736,976)	63,775
Net increase (decrease) in net assets resulting from operations	(160,262)	451,831
Distributions to shareholders	(518,979)	–
Distributions to shareholders from net investment income	–	(147,498)
Distributions to shareholders from net realized gain	–	(1,038,823)
Total distributions	(518,979)	(1,186,321)
Share transactions - net increase (decrease)	2,759,244	7,109,470
Total increase (decrease) in net assets	2,080,003	6,374,980
Net Assets
Beginning of period	14,682,862	8,307,882
End of period	$16,762,865	$14,682,862
Other Information
Undistributed net investment income end of period		$16,421

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$59.17	$64.95	$60.61	$62.00	$59.79	$55.12
Income from Investment Operations
Net investment income (loss)A	.733	.727	.796	.790	.753	.751
Net realized and unrealized gain (loss)	(1.419)	2.076	5.018	(.055)	2.474	4.831
Total from investment operations	(.686)	2.803	5.814	.735	3.227	5.582
Distributions from net investment income	(.717)	(.675)	(.767)	(.788)	(.743)	(.734)
Distributions from net realized gain	(1.067)	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(1.784)	(8.583)	(1.474)	(2.125)	(1.017)	(.912)
Net asset value, end of period	$56.70	$59.17	$64.95	$60.61	$62.00	$59.79
Total ReturnB,C,D	(1.10)%	4.75%	9.80%	1.37%	5.44%	10.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.83%	.34%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.82%G	.83%	.34%	.25%	.25%	.25%
Expenses net of all reductions	.82%G	.82%	.34%	.25%	.25%	.25%
Net investment income (loss)	2.56%G	1.22%	1.28%	1.36%	1.23%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$291	$336	$379	$501	$452	$181
Portfolio turnover rateE	38%G	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$59.10	$64.91	$60.57	$61.96	$59.75	$55.09
Income from Investment Operations
Net investment income (loss)A	.659	.576	.639	.645	.600	.601
Net realized and unrealized gain (loss)	(1.406)	2.073	5.013	(.056)	2.475	4.822
Total from investment operations	(.747)	2.649	5.652	.589	3.075	5.423
Distributions from net investment income	(.646)	(.551)	(.605)	(.642)	(.591)	(.585)
Distributions from net realized gain	(1.067)	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(1.713)	(8.459)	(1.312)	(1.979)	(.865)	(.763)
Net asset value, end of period	$56.64	$59.10	$64.91	$60.57	$61.96	$59.75
Total ReturnB,C,D	(1.21)%	4.48%	9.51%	1.11%	5.18%	9.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.07%G	1.08%	.59%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.07%G	1.08%	.59%	.50%	.50%	.50%
Expenses net of all reductions	1.07%G	1.07%	.59%	.50%	.50%	.50%
Net investment income (loss)	2.31%G	.97%	1.04%	1.11%	.98%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$464	$494	$553	$1,030	$1,088	$420
Portfolio turnover rateE	38%G	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$58.51	$64.45	$60.25	$61.71	$59.58	$54.98
Income from Investment Operations
Net investment income (loss)A	.512	.275	.328	.352	.294	.310
Net realized and unrealized gain (loss)	(1.399)	2.048	4.986	(.066)	2.471	4.816
Total from investment operations	(.887)	2.323	5.314	.286	2.765	5.126
Distributions from net investment income	(.506)	(.355)	(.407)	(.409)	(.361)	(.348)
Distributions from net realized gain	(1.067)	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(1.573)	(8.263)	(1.114)	(1.746)	(.635)	(.526)
Net asset value, end of period	$56.05	$58.51	$64.45	$60.25	$61.71	$59.58
Total ReturnB,C,D	(1.47)%	3.95%	8.98%	.60%	4.66%	9.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.56%G,H	1.58%	1.09%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.56%G,H	1.58%	1.09%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.56%G,H	1.58%	1.09%	1.00%	1.00%	1.00%
Net investment income (loss)	1.81%G	.47%	.53%	.61%	.48%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$85	$88	$88	$384	$444	$358
Portfolio turnover rateE	38%G	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$59.14	$64.98	$60.62	$62.01	$59.79	$55.11
Income from Investment Operations
Net investment income (loss)A	.800	.869	.950	.938	.907	.893
Net realized and unrealized gain (loss)	(1.411)	2.076	5.023	(.057)	2.472	4.833
Total from investment operations	(.611)	2.945	5.973	.881	3.379	5.726
Distributions from net investment income	(.802)	(.877)	(.906)	(.934)	(.885)	(.868)
Distributions from net realized gain	(1.067)	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(1.869)	(8.785)	(1.613)	(2.271)	(1.159)	(1.046)
Net asset value, end of period	$56.66	$59.14	$64.98	$60.62	$62.01	$59.79
Total ReturnB,C	(.97)%	5.00%	10.08%	1.62%	5.70%	10.46%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%F	.58%	.09%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.57%F	.58%	.09%	-%	-%	-%
Expenses net of all reductions	.57%F	.57%	.09%	-%	-%	-%
Net investment income (loss)	2.80%F	1.47%	1.53%	1.61%	1.48%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$15,911	$13,754	$7,287	$9,061	$9,298	$6,327
Portfolio turnover rateD	38%F	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$59.25	$65.08	$60.71	$62.07	$59.83	$55.13
Income from Investment Operations
Net investment income (loss)A	.806	.863	.958	.940	.901	.869
Net realized and unrealized gain (loss)	(1.420)	2.104	5.029	(.029)	2.498	4.877
Total from investment operations	(.614)	2.967	5.987	.911	3.399	5.746
Distributions from net investment income	(.799)	(.889)	(.910)	(.934)	(.885)	(.868)
Distributions from net realized gain	(1.067)	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(1.866)	(8.797)	(1.617)	(2.271)	(1.159)	(1.046)
Net asset value, end of period	$56.77	$59.25	$65.08	$60.71	$62.07	$59.83
Total ReturnB,C	(.97)%	5.03%	10.08%	1.67%	5.73%	10.49%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%F,G	.58%	.09%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.56%F,G	.58%	.09%	-%	-%	-%
Expenses net of all reductions	.56%F,G	.58%	.09%	-%	-%	-%
Net investment income (loss)	2.81%F	1.46%	1.53%	1.61%	1.48%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$11	$11	$1	$1	$1	$1
Portfolio turnover rateD	38%F	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.1
Fidelity Series Government Money Market Fund 2.45%	8.8
Fidelity Series Inflation-Protected Bond Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Intrinsic Opportunities Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series International Growth Fund	5.1
Fidelity Series International Value Fund	5.0
Fidelity Series Large Cap Stock Fund	4.5
Fidelity Series Growth Company Fund	4.2
75.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.8%
International Equity Funds	18.2%
Bond Funds	40.0%
Short-Term Funds	11.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	41,649	$389,417
Fidelity Series Blue Chip Growth Fund (a)	50,768	706,177
Fidelity Series Commodity Strategy Fund (a)	141,489	670,658
Fidelity Series Growth Company Fund (a)	91,547	1,432,712
Fidelity Series Intrinsic Opportunities Fund (a)	106,923	1,764,230
Fidelity Series Large Cap Stock Fund (a)	107,861	1,516,529
Fidelity Series Large Cap Value Index Fund (a)	35,129	422,250
Fidelity Series Opportunistic Insights Fund (a)	46,051	770,425
Fidelity Series Small Cap Discovery Fund (a)	18,973	203,586
Fidelity Series Small Cap Opportunities Fund (a)	49,375	630,023
Fidelity Series Stock Selector Large Cap Value Fund (a)	99,695	1,153,471
Fidelity Series Value Discovery Fund (a)	67,064	817,508
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,115,371)		10,476,986

International Equity Funds - 18.2%
Fidelity Series Canada Fund (a)	17,399	175,551
Fidelity Series Emerging Markets Fund (a)	22,816	217,212
Fidelity Series Emerging Markets Opportunities Fund (a)	108,160	1,946,873
Fidelity Series International Growth Fund (a)	120,460	1,722,578
Fidelity Series International Small Cap Fund (a)	27,765	413,139
Fidelity Series International Value Fund (a)	187,230	1,709,407
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,691,219)		6,184,760

Bond Funds - 40.0%
Fidelity Series Emerging Markets Debt Fund (a)	21,435	205,134
Fidelity Series Floating Rate High Income Fund (a)	5,540	51,132
Fidelity Series High Income Fund (a)	47,910	443,648
Fidelity Series Inflation-Protected Bond Index Fund (a)	217,174	2,097,899
Fidelity Series International Credit Fund (a)	1,022	9,920
Fidelity Series Investment Grade Bond Fund (a)	807,812	8,885,929
Fidelity Series Long-Term Treasury Bond Index Fund (a)	202,898	1,736,803
Fidelity Series Real Estate Income Fund (a)	14,964	159,666
TOTAL BOND FUNDS
(Cost $13,670,727)		13,590,131

Short-Term Funds - 11.0%
Fidelity Series Government Money Market Fund 2.45% (a)(b)	3,010,955	3,010,955
Fidelity Series Short-Term Credit Fund (a)	75,543	747,872
TOTAL SHORT-TERM FUNDS
(Cost $3,760,210)		3,758,827
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $35,237,527)		34,010,704
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,427)
NET ASSETS - 100%		$33,994,277

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,661	$--	$1,721	$--	$994	$(934)	$--
Fidelity Series All-Sector Equity Fund	570,195	232,283	319,584	86,422	(2,333)	(91,144)	389,417
Fidelity Series Blue Chip Growth Fund	603,131	299,596	121,362	80,002	(4,321)	(70,867)	706,177
Fidelity Series Canada Fund	142,396	66,996	24,389	3,751	(1,270)	(8,182)	175,551
Fidelity Series Commodity Strategy Fund	554,633	243,658	62,961	39,769	(2,407)	(62,265)	670,658
Fidelity Series Emerging Markets Debt Fund	161,686	57,121	12,401	5,561	(109)	(1,163)	205,134
Fidelity Series Emerging Markets Fund	--	228,617	10,782	807	(142)	(481)	217,212
Fidelity Series Emerging Markets Opportunities Fund	1,602,611	898,663	391,835	149,809	(52,558)	(110,008)	1,946,873
Fidelity Series Floating Rate High Income Fund	68,600	20,513	36,023	2,705	(721)	(1,237)	51,132
Fidelity Series Government Money Market Fund 2.45%	2,621,854	931,367	542,266	29,773	--	--	3,010,955
Fidelity Series Growth Company Fund	1,219,532	688,460	269,060	141,766	(19,226)	(186,994)	1,432,712
Fidelity Series High Income Fund	361,844	126,244	31,913	14,532	(907)	(11,620)	443,648
Fidelity Series Inflation-Protected Bond Index Fund	1,320,804	1,007,953	218,364	32,263	(2,738)	(9,756)	2,097,899
Fidelity Series International Credit Fund	9,760	274	--	274	--	(114)	9,920
Fidelity Series International Growth Fund	1,399,052	712,875	201,762	104,783	(12,222)	(175,365)	1,722,578
Fidelity Series International Small Cap Fund	335,470	179,670	35,627	35,763	(4,390)	(61,984)	413,139
Fidelity Series International Value Fund	1,403,406	626,060	109,493	57,340	(7,256)	(203,310)	1,709,407
Fidelity Series Intrinsic Opportunities Fund	1,447,800	584,014	77,018	123,476	(1,963)	(188,603)	1,764,230
Fidelity Series Investment Grade Bond Fund	7,116,682	2,642,163	932,927	140,411	(18,524)	78,535	8,885,929
Fidelity Series Large Cap Stock Fund	1,302,045	630,543	228,621	121,737	(13,813)	(173,625)	1,516,529
Fidelity Series Large Cap Value Index Fund	363,622	143,863	58,546	16,218	(1,622)	(25,067)	422,250
Fidelity Series Long-Term Treasury Bond Index Fund	1,144,811	829,232	270,472	22,655	(7,548)	40,780	1,736,803
Fidelity Series Opportunistic Insights Fund	656,981	319,088	129,833	57,528	(7,087)	(68,724)	770,425
Fidelity Series Real Estate Income Fund	129,428	47,879	14,140	7,485	(275)	(3,226)	159,666
Fidelity Series Short-Term Credit Fund	656,211	223,348	134,704	9,340	(47)	3,064	747,872
Fidelity Series Small Cap Discovery Fund	177,323	79,239	32,169	12,853	(3,565)	(17,242)	203,586
Fidelity Series Small Cap Opportunities Fund	544,112	290,681	105,429	63,353	(8,629)	(90,712)	630,023
Fidelity Series Stock Selector Large Cap Value Fund	993,957	433,293	161,144	84,720	(8,140)	(104,495)	1,153,471
Fidelity Series Value Discovery Fund	703,372	287,885	101,353	46,534	(4,414)	(67,982)	817,508
	$27,612,979	$12,831,578	$4,635,899	$1,491,630	$(185,233)	$(1,612,721)	$34,010,704

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $35,237,527)	$34,010,704
Total Investment in Securities (cost $35,237,527)		$34,010,704
Cash		3
Receivable for investments sold		533,924
Receivable for fund shares sold		1,508
Total assets		34,546,139
Liabilities
Payable for investments purchased	$532,280
Payable for fund shares redeemed	3,063
Accrued management fee	16,147
Distribution and service plan fees payable	372
Total liabilities		551,862
Net Assets		$33,994,277
Net Assets consist of:
Paid in capital		$34,757,776
Total distributable earnings (loss)		(763,499)
Net Assets		$33,994,277
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($40,637 ÷ 713.70 shares)		$56.94
Maximum offering price per share (100/94.25 of $56.94)		$60.41
Class M:
Net Asset Value and redemption price per share ($635,507 ÷ 11,154.60 shares)		$56.97
Maximum offering price per share (100/96.50 of $56.97)		$59.04
Class C:
Net Asset Value and offering price per share ($126,290 ÷ 2,249.50 shares)(a)		$56.14
Fidelity Simplicity RMD 2020:
Net Asset Value, offering price and redemption price per share ($33,121,007 ÷ 582,550.10 shares)		$56.86
Class I:
Net Asset Value, offering price and redemption price per share ($70,836 ÷ 1,246.00 shares)		$56.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$524,003
Expenses
Management fee	$91,164
Distribution and service plan fees	2,314
Independent trustees' fees and expenses	70
Total expenses		93,548
Net investment income (loss)		430,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(185,233)
Capital gain distributions from underlying funds:
Affiliated issuers	967,627
Total net realized gain (loss)		782,394
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,612,721)
Total change in net unrealized appreciation (depreciation)		(1,612,721)
Net gain (loss)		(830,327)
Net increase (decrease) in net assets resulting from operations		$(399,872)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$430,455	$231,755
Net realized gain (loss)	782,394	375,258
Change in net unrealized appreciation (depreciation)	(1,612,721)	164,223
Net increase (decrease) in net assets resulting from operations	(399,872)	771,236
Distributions to shareholders	(1,002,491)	–
Distributions to shareholders from net investment income	–	(211,333)
Distributions to shareholders from net realized gain	–	(1,124,258)
Total distributions	(1,002,491)	(1,335,591)
Share transactions - net increase (decrease)	7,797,658	19,711,836
Total increase (decrease) in net assets	6,395,295	19,147,481
Net Assets
Beginning of period	27,598,982	8,451,501
End of period	$33,994,277	$27,598,982
Other Information
Undistributed net investment income end of period		$26,629

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$59.88	$64.09	$59.25	$60.93	$59.08	$54.91
Income from Investment Operations
Net investment income (loss)A	.763	.680	.773	.786	.748	.742
Net realized and unrealized gain (loss)	(1.839)	2.708	5.368	(.202)	2.585	5.022
Total from investment operations	(1.076)	3.388	6.141	.584	3.333	5.764
Distributions from net investment income	(.753)	(.627)	(.746)	(.773)	(.742)	(.712)
Distributions from net realized gain	(1.111)	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(1.864)	(7.598)	(1.301)	(2.264)	(1.483)	(1.594)
Net asset value, end of period	$56.94	$59.88	$64.09	$59.25	$60.93	$59.08
Total ReturnB,C,D	(1.73)%	5.77%	10.56%	1.16%	5.72%	10.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.86%G	.87%	.35%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.86%G	.87%	.35%	.25%	.25%	.25%
Expenses net of all reductions	.86%G	.86%	.35%	.25%	.25%	.25%
Net investment income (loss)	2.65%G	1.13%	1.27%	1.38%	1.25%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$41	$42	$102	$92	$109	$109
Portfolio turnover rateE	31%G	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effect of the sales charges.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$59.91	$64.15	$59.31	$61.00	$59.15	$55.00
Income from Investment Operations
Net investment income (loss)A	.692	.524	.622	.642	.599	.605
Net realized and unrealized gain (loss)	(1.848)	2.711	5.378	(.205)	2.586	5.021
Total from investment operations	(1.156)	3.235	6.000	.437	3.185	5.626
Distributions from net investment income	(.673)	(.504)	(.605)	(.636)	(.594)	(.594)
Distributions from net realized gain	(1.111)	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(1.784)	(7.475)	(1.160)	(2.127)	(1.335)	(1.476)
Net asset value, end of period	$56.97	$59.91	$64.15	$59.31	$61.00	$59.15
Total ReturnB,C,D	(1.86)%	5.50%	10.29%	.90%	5.45%	10.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%G	1.12%	.60%	.50%	.50%	.49%H
Expenses net of fee waivers, if any	1.11%G	1.12%	.60%	.50%	.50%	.49%H
Expenses net of all reductions	1.11%G	1.12%	.60%	.50%	.50%	.49%H
Net investment income (loss)	2.40%G	.87%	1.02%	1.13%	1.00%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$636	$688	$752	$752	$544	$451
Portfolio turnover rateE	31%G	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$59.08	$63.51	$58.84	$60.60	$58.82	$54.75
Income from Investment Operations
Net investment income (loss)A	.540	.222	.315	.357	.296	.304
Net realized and unrealized gain (loss)	(1.815)	2.678	5.326	(.216)	2.580	5.003
Total from investment operations	(1.275)	2.900	5.641	.141	2.876	5.307
Distributions from net investment income	(.554)	(.359)	(.416)	(.410)	(.355)	(.355)
Distributions from net realized gain	(1.111)	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(1.665)	(7.330)	(.971)	(1.901)	(1.096)	(1.237)
Net asset value, end of period	$56.14	$59.08	$63.51	$58.84	$60.60	$58.82
Total ReturnB,C,D	(2.10)%	4.97%	9.74%	.39%	4.94%	9.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.61%G	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.61%G	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%G	1.61%	1.10%	1.00%	1.00%	1.00%
Net investment income (loss)	1.90%G	.37%	.52%	.63%	.49%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$126	$131	$142	$175	$177	$205
Portfolio turnover rateE	31%G	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$59.80	$64.06	$59.21	$60.89	$59.04	$54.87
Income from Investment Operations
Net investment income (loss)A	.831	.813	.924	.928	.898	.880
Net realized and unrealized gain (loss)	(1.827)	2.708	5.363	(.202)	2.584	5.027
Total from investment operations	(.996)	3.521	6.287	.726	3.482	5.907
Distributions from net investment income	(.833)	(.810)	(.882)	(.915)	(.891)	(.855)
Distributions from net realized gain	(1.111)	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(1.944)	(7.781)	(1.437)	(2.406)	(1.632)	(1.737)
Net asset value, end of period	$56.86	$59.80	$64.06	$59.21	$60.89	$59.04
Total ReturnB,C	(1.59)%	6.01%	10.83%	1.41%	5.98%	10.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.61%F	.62%	.10%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.61%F	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.61%F	.62%	.10%	-%	-%	-%
Net investment income (loss)	2.90%F	1.37%	1.52%	1.63%	1.50%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$33,121	$26,667	$7,449	$8,744	$9,019	$7,882
Portfolio turnover rateD	31%F	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$59.79	$64.04	$59.21	$60.89	$59.04	$54.88
Income from Investment Operations
Net investment income (loss)A	.834	.816	.922	.929	.897	.887
Net realized and unrealized gain (loss)	(1.836)	2.701	5.366	(.203)	2.585	5.010
Total from investment operations	(1.002)	3.517	6.288	.726	3.482	5.897
Distributions from net investment income	(.827)	(.796)	(.903)	(.915)	(.891)	(.855)
Distributions from net realized gain	(1.111)	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(1.938)	(7.767)	(1.458)	(2.406)	(1.632)	(1.737)
Net asset value, end of period	$56.85	$59.79	$64.04	$59.21	$60.89	$59.04
Total ReturnB,C	(1.60)%	6.01%	10.84%	1.41%	5.98%	10.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.61%F	.62%	.10%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.61%F	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.61%F	.62%	.10%	-%	-%	-%
Net investment income (loss)	2.90%F	1.37%	1.52%	1.63%	1.50%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$71	$72	$6	$2	$18	$17
Portfolio turnover rateD	31%F	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

The Funds offer the following classes of shares: Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund shares. Class A, Class M, Class C and Class I of each Fund is closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$14,683,975	$36,190	$(317,823)	$(281,633)
Fidelity Simplicity RMD 2005 Fund	18,260,280	51,022	(445,114)	(394,092)
Fidelity Simplicity RMD 2010 Fund	7,843,345	29,861	(208,461)	(178,600)
Fidelity Simplicity RMD 2015 Fund	17,333,021	66,144	(628,453)	(562,309)
Fidelity Simplicity RMD 2020 Fund	35,342,969	205,825	(1,538,090)	(1,332,265)

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Purchases and Sales of Investments.

Purchases and sales of securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	4,745,267	4,007,459
Fidelity Simplicity RMD 2005 Fund	3,923,395	3,911,985
Fidelity Simplicity RMD 2010 Fund	2,089,528	1,447,778
Fidelity Simplicity RMD 2015 Fund	5,898,383	3,015,883
Fidelity Simplicity RMD 2020 Fund	12,831,578	4,635,899

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Simplicity RMD Income Fund	.465%
Fidelity Simplicity RMD 2005 Fund	.482%
Fidelity Simplicity RMD 2010 Fund	.525%
Fidelity Simplicity RMD 2015 Fund	.567%
Fidelity Simplicity RMD 2020 Fund	.610%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Simplicity RMD Income Fund
Class A	-%	.25%	$236	$–
Class M	.25%	.25%	298	2
Class C	.75%	.25%	596	–
			$1,130	$2
Fidelity Simplicity RMD 2005 Fund
Class A	-%	.25%	$148	$–
Class M	.25%	.25%	866	–
Class C	.75%	.25%	111	–
			$1,125	$–
Fidelity Simplicity RMD 2010 Fund
Class A	-%	.25%	$254	$–
Class M	.25%	.25%	58	56
Class C	.75%	.25%	639	26
			$951	$82
Fidelity Simplicity RMD 2015 Fund
Class A	-%	.25%	$385	$–
Class M	.25%	.25%	1,182	–
Class C	.75%	.25%	425	–
			$1,992	$–
Fidelity Simplicity RMD 2020 Fund
Class A	-%	.25%	$51	$5
Class M	.25%	.25%	1,630	–
Class C	.75%	.25%	633	–
			$2,314	$5

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2019	Year ended July 31, 2018
Fidelity Simplicity RMD Income Fund
Distributions to shareholders
Class A	$4,638	$–
Class M	2,750	–
Class C	2,465	–
Fidelity Simplicity RMD Income	342,327	–
Class I	1,041	–
Total	$353,221	$–
From net investment income
Class A	$–	$2,810
Class M	–	1,544
Class C	–	901
Fidelity Simplicity RMD Income	–	194,149
Class I	–	888
Total	$–	$200,292
From net realized gain
Class A	$–	$13,301
Class M	–	9,796
Class C	–	10,167
Fidelity Simplicity RMD Income	–	702,094
Class I	–	3,793
Total	$–	$739,151
Fidelity Simplicity RMD 2005 Fund
Distributions to shareholders
Class A	$4,353	$–
Class M	12,226	–
Class C	744	–
Fidelity Simplicity RMD 2005	676,900	–
Class I	1,193	–
Total	$695,416	$–
From net investment income
Class A	$–	$2,291
Class M	–	4,399
Class C	–	414
Fidelity Simplicity RMD 2005	–	318,950
Class I	–	657
Total	$–	$326,711
From net realized gain
Class A	$–	$35,391
Class M	–	43,110
Class C	–	8,661
Fidelity Simplicity RMD 2005	–	2,206,301
Class I	–	4,893
Total	$–	$2,298,356
Fidelity Simplicity RMD 2010 Fund
Distributions to shareholders
Class A	$7,178	$–
Class M	794	–
Class C	4,044	–
Fidelity Simplicity RMD 2010	251,832	–
Class I	2,299	–
Total	$266,147	$–
From net investment income
Class A	$–	$2,861
Class M	–	250
Class C	–	773
Fidelity Simplicity RMD 2010	–	101,733
Class I	–	983
Total	$–	$106,600
From net realized gain
Class A	$–	$37,985
Class M	–	3,326
Class C	–	19,255
Fidelity Simplicity RMD 2010	–	824,590
Class I	–	8,895
Total	$–	$894,051
Fidelity Simplicity RMD 2015 Fund
Distributions to shareholders
Class A	$9,494	$–
Class M	14,098	–
Class C	2,356	–
Fidelity Simplicity RMD 2015	492,671	–
Class I	360	–
Total	$518,979	$–
From net investment income
Class A	$–	$4,239
Class M	–	4,908
Class C	–	540
Fidelity Simplicity RMD 2015	–	137,663
Class I	–	148
Total	$–	$147,498
From net realized gain
Class A	$–	$45,965
Class M	–	67,117
Class C	–	10,821
Fidelity Simplicity RMD 2015	–	913,597
Class I	–	1,323
Total	$–	$1,038,823
Fidelity Simplicity RMD 2020 Fund
Distributions to shareholders
Class A	$1,302	$–
Class M	19,956	–
Class C	3,679	–
Fidelity Simplicity RMD 2020	975,199	–
Class I	2,355	–
Total	$1,002,491	$–
From net investment income
Class A	$–	$460
Class M	–	6,176
Class C	–	785
Fidelity Simplicity RMD 2020	–	203,025
Class I	–	887
Total	$–	$211,333
From net realized gain
Class A	$–	$4,362
Class M	–	81,492
Class C	–	15,560
Fidelity Simplicity RMD 2020	–	1,015,397
Class I	–	7,447
Total	$–	$1,124,258

6. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2019	Year ended July 31, 2018	Six months ended January 31, 2019	Year ended July 31, 2018
Fidelity Simplicity RMD Income Fund
Class A
Reinvestment of distributions	72	265	$4,020	$15,348
Shares redeemed	(185)	(25)	(10,406)	(1,457)
Net increase (decrease)	(113)	240	$(6,386)	$13,891
Class M
Reinvestment of distributions	32	175	$1,804	$10,134
Shares redeemed	(116)	(422)	(6,600)	(24,484)
Net increase (decrease)	(84)	(247)	$(4,796)	$(14,350)
Class C
Reinvestment of distributions	44	192	$2,465	$11,068
Shares redeemed	(108)	(497)	(6,063)	(28,568)
Net increase (decrease)	(64)	(305)	$(3,598)	$(17,500)
Fidelity Simplicity RMD Income
Shares sold	64,862	132,226	$3,671,255	$7,681,963
Reinvestment of distributions	5,454	14,534	304,812	840,364
Shares redeemed	(56,488)	(72,989)	(3,212,462)	(4,223,155)
Net increase (decrease)	13,828	73,771	$763,605	$4,299,172
Class I
Reinvestment of distributions	14	45	$783	$2,579
Shares redeemed	(369)	(52)	(20,658)	(3,000)
Net increase (decrease)	(355)	(7)	$(19,875)	$(421)
Fidelity Simplicity RMD 2005 Fund
Class A
Reinvestment of distributions	78	648	$4,353	$37,682
Shares redeemed	(108)	(3,879)	(6,000)	(228,078)
Net increase (decrease)	(30)	(3,231)	$(1,647)	$(190,396)
Class M
Reinvestment of distributions	211	783	$11,786	$45,508
Shares redeemed	(1,483)	(350)	(81,558)	(20,556)
Net increase (decrease)	(1,272)	433	$(69,772)	$24,952
Class C
Reinvestment of distributions	14	157	$744	$9,075
Shares redeemed	–	(959)	–	(55,395)
Net increase (decrease)	14	(802)	$744	$(46,320)
Fidelity Simplicity RMD 2005
Shares sold	40,947	51,086	$2,325,456	$2,999,611
Reinvestment of distributions	10,990	39,892	613,377	2,321,020
Shares redeemed	(47,111)	(97,394)	(2,658,668)	(5,759,632)
Net increase (decrease)	4,826	(6,416)	$280,165	$(439,001)
Class I
Reinvestment of distributions	21	95	$1,193	$5,550
Shares redeemed	(89)	(205)	(5,015)	(12,000)
Net increase (decrease)	(68)	(110)	$(3,822)	$(6,450)
Fidelity Simplicity RMD 2010 Fund
Class A
Reinvestment of distributions	141	636	$7,178	$33,768
Shares redeemed	–	(1,124)	–	(59,768)
Net increase (decrease)	141	(488)	$7,178	$(26,000)
Class M
Reinvestment of distributions	16	67	$794	$3,576
Net increase (decrease)	16	67	$794	$3,576
Class C
Reinvestment of distributions	80	380	$4,044	$20,027
Shares redeemed	–	(124)	–	(6,582)
Net increase (decrease)	80	256	$4,044	$13,445
Fidelity Simplicity RMD 2010
Shares sold	25,191	48,991	$1,293,180	$2,624,955
Reinvestment of distributions	4,310	16,285	220,149	864,465
Shares redeemed	(16,927)	(34,238)	(871,176)	(1,860,366)
Net increase (decrease)	12,574	31,038	$642,153	$1,629,054
Class I
Reinvestment of distributions	45	186	$2,299	$9,878
Net increase (decrease)	45	186	$2,299	$9,878
Fidelity Simplicity RMD 2015 Fund
Class A
Reinvestment of distributions	169	861	$9,494	$50,204
Shares redeemed	(713)	(1,016)	(40,748)	(59,642)
Net increase (decrease)	(544)	(155)	$(31,254)	$(9,438)
Class M
Reinvestment of distributions	212	1,201	$11,905	$69,875
Shares redeemed	(368)	(1,368)	(20,905)	(80,400)
Net increase (decrease)	(156)	(167)	$(9,000)	$(10,525)
Class C
Reinvestment of distributions	43	197	$2,356	$11,361
Shares redeemed	(32)	(59)	(1,740)	(3,479)
Net increase (decrease)	11	138	$616	$7,882
Fidelity Simplicity RMD 2015
Shares sold	75,376	159,251	$4,335,467	$9,439,008
Reinvestment of distributions	7,542	16,597	423,153	967,090
Shares redeemed	(34,658)	(55,435)	(1,960,098)	(3,296,018)
Net increase (decrease)	48,260	120,413	$2,798,522	$7,110,080
Class I
Shares sold	–	153	$–	$10,000
Reinvestment of distributions	7	25	360	1,471
Net increase (decrease)	7	178	$360	$11,471
Fidelity Simplicity RMD 2020 Fund
Class A
Reinvestment of distributions	23	83	$1,302	$4,822
Shares redeemed	(2)	(976)	(153)	(62,563)
Net increase (decrease)	21	(893)	$1,149	$(57,741)
Class M
Reinvestment of distributions	266	1,432	$15,016	$83,603
Shares redeemed	(599)	(1,676)	(34,620)	(99,477)
Net increase (decrease)	(333)	(244)	$(19,604)	$(15,874)
Class C
Reinvestment of distributions	67	283	$3,679	$16,345
Shares redeemed	(29)	(307)	(1,605)	(17,840)
Net increase (decrease)	38	(24)	$2,074	$(1,495)
Fidelity Simplicity RMD 2020
Shares sold	173,620	395,680	$9,934,351	$23,681,042
Reinvestment of distributions	16,193	17,824	906,354	1,041,914
Shares redeemed	(53,157)	(83,900)	(3,029,021)	(5,006,276)
Net increase (decrease)	136,656	329,604	$7,811,684	$19,716,680
Class I
Shares sold	–	966	$–	$61,932
Reinvestment of distributions	42	143	2,355	8,334
Net increase (decrease)	42	1,109	$2,355	$70,266

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Fidelity Simplicity RMD Income Fund
Class A	.72%
Actual		$1,000.00	$1,002.90	$3.63
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Class M	.97%
Actual		$1,000.00	$1,001.80	$4.89
Hypothetical-C		$1,000.00	$1,020.32	$4.94
Class C	1.46%
Actual		$1,000.00	$999.20	$7.36
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Fidelity Simplicity RMD Income	.47%
Actual		$1,000.00	$1,004.10	$2.37
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class I	.46%
Actual		$1,000.00	$1,004.30	$2.32
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Fidelity Simplicity RMD 2005 Fund
Class A	.73%
Actual		$1,000.00	$1,001.30	$3.68
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class M	.98%
Actual		$1,000.00	$1,000.03	$4.94
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class C	1.48%
Actual		$1,000.00	$997.60	$7.45
Hypothetical-C		$1,000.00	$1,017.74	$7.53
Fidelity Simplicity RMD 2005	.48%
Actual		$1,000.00	$1,002.60	$2.42
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class I	.48%
Actual		$1,000.00	$1,002.50	$2.42
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Fidelity Simplicity RMD 2010 Fund
Class A	.78%
Actual		$1,000.00	$995.20	$3.92
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class M	1.02%
Actual		$1,000.00	$994.00	$5.13
Hypothetical-C		$1,000.00	$1,020.06	$5.19
Class C	1.53%
Actual		$1,000.00	$991.50	$7.68
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Fidelity Simplicity RMD 2010	.53%
Actual		$1,000.00	$996.50	$2.67
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Class I	.53%
Actual		$1,000.00	$996.60	$2.67
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Fidelity Simplicity RMD 2015 Fund
Class A	.82%
Actual		$1,000.00	$989.00	$4.11
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Class M	1.07%
Actual		$1,000.00	$987.90	$5.36
Hypothetical-C		$1,000.00	$1,019.81	$5.45
Class C	1.56%
Actual		$1,000.00	$985.30	$7.81
Hypothetical-C		$1,000.00	$1,017.34	$7.93
Fidelity Simplicity RMD 2015	.57%
Actual		$1,000.00	$990.30	$2.86
Hypothetical-C		$1,000.00	$1,022.33	$2.91
Class I	.56%
Actual		$1,000.00	$990.30	$2.81
Hypothetical-C		$1,000.00	$1,022.38	$2.85
Fidelity Simplicity RMD 2020 Fund
Class A	.86%
Actual		$1,000.00	$982.70	$4.30
Hypothetical-C		$1,000.00	$1,020.87	$4.38
Class M	1.11%
Actual		$1,000.00	$981.40	$5.54
Hypothetical-C		$1,000.00	$1,019.61	$5.65
Class C	1.61%
Actual		$1,000.00	$979.00	$8.03
Hypothetical-C		$1,000.00	$1,017.09	$8.19
Fidelity Simplicity RMD 2020	.61%
Actual		$1,000.00	$984.10	$3.05
Hypothetical-C		$1,000.00	$1,022.13	$3.11
Class I	.61%
Actual		$1,000.00	$984.00	$3.05
Hypothetical-C		$1,000.00	$1,022.13	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Simplicity RMD Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2017, each fund had changed its investment objective and implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board considered that, effective June 1, 2017, each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Service.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year.

Fidelity Simplicity RMD 2005 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
Simplicity RMD 2005 - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
10
10
25
11
22
10
20
11
49
23
12
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	90%
Funds	688	319	300	316	290
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Simplicity RMD 2010 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Simplicity RMD 2010 - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
10
10
25
11
22
10
22
11
53
23
12
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	90%
Funds	688	319	300	316	290
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Simplicity RMD 2015 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Simplicity RMD 2015 - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
10
10
25
11
22
10
22
11
58
23
12
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	92%
Funds	688	319	300	316	290
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Simplicity RMD 2020 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
Simplicity RMD 2020 - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
10
25
22
22
23
10
11
10
11
12
62
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	94%
Funds	688	319	300	316	290
ASPG Quartile	1st	1st	1st	1st	4th

Fidelity Simplicity RMD Income Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Simplicity RMD Income - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
10.0
10.0
25.0
11.0
22.0
10.0
22.0
11.0
46.5
23.0
12.0
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	0%	0%	0%	0%	88%
Funds	688	319	300	316	290
ASPG Quartile	1st	1st	1st	1st	4th

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2017. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2017. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

SRD-SANN-0319
1.9881722.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 26, 2019